\United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  07/31/2011

Date of Reporting Period:  Quarter ended 10/31/2010

Item 1.                      Schedule of Investments

Federated Automated Cash Management Trust

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.8%
		Finance - Automotive – 0.2%
$5,256,531		Hyundai Auto Receivables Trust 2010-A, Class A1, 0.398%, 5/16/2011	5,256,531
		Finance - Retail – 1.6%
40,000,000	[1,2]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.456%, 5/17/2011	40,000,000
		TOTAL ASSET-BACKED SECURITIES	45,256,531
		Certificates of Deposit – 26.8%
		Finance - Banking – 26.8%
105,000,000		BNP Paribas SA, 0.400% - 0.500%, 2/14/2011 - 3/28/2011	105,000,000
30,000,000		Bank of Montreal, 0.256%, 11/4/2010	30,000,000
1,000,000		Bank of New York Mellon, 0.318%, 1/14/2011	1,009,336
120,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290%, 12/1/2010 - 12/27/2010	120,000,000
18,616,000		Barclays Bank PLC, 0.496% - 0.710%, 11/3/2010 - 1/21/2011	18,617,994
50,000,000		Caisse des Depots et Consignations (CDC), 0.400%, 1/7/2011	50,000,465
89,000,000		Credit Agricole Corporate and Investment Bank, 0.300% - 0.680%, 11/15/2010 - 1/11/2011	89,006,271
20,000,000		Deutsche Bank AG, 0.450% - 0.510%, 10/7/2011	20,000,000
45,000,000		Mizuho Corporate Bank Ltd., 0.250% - 0.280%, 11/8/2010 - 1/4/2011	45,000,000
20,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	20,000,000
106,000,000		Societe Generale, Paris, 0.400% - 0.550%, 2/14/2011 - 7/22/2011	106,000,000
90,000,000		State Street Bank and Trust Co., 0.350% - 0.750%, 12/6/2010 - 3/10/2011	90,000,000
		TOTAL CERTIFICATES OF DEPOSIT	694,634,066
		Collateralized Loan Agreements – 11.2%
		Finance - Banking – 11.2%
50,000,000		Banc of America Securities LLC, 0.620%, 11/1/2010	50,000,000
50,000,000		Citigroup Global Markets, Inc., 0.720%, 11/1/2010	50,000,000
40,000,000		Deutsche Bank Securities, Inc., 0.500% - 0.620%, 11/1/2010 - 12/20/2010	40,000,000
25,000,000		J.P. Morgan Securities, Inc., 0.570%, 12/21/2010	25,000,000
75,000,000		RBS Securities, Inc., 0.670%, 11/1/2010	75,000,000
50,000,000		Wells Fargo Securities, LLC, 0.420%, 11/1/2010	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	290,000,000
		Commercial Paper – 24.4%;3
		Aerospace/Auto – 1.9%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.310% - 0.370%, 2/22/2011 - 4/25/2011	49,930,708
		Finance - Automotive – 2.9%
75,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.480% - 0.800%, 12/22/2010 - 3/16/2011	74,896,590
		Finance - Banking – 19.4%
100,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.260%, 11/2/2010	99,999,278
40,000,000	[1,2]	Clipper Receivables Company LLC, 0.285%, 11/22/2010	39,993,350
40,000,000		Credit Agricole North America, Inc., 0.320%, 1/10/2011	39,975,111
75,000,000	[1,2]	Danske Corp., Inc., 0.255% - 0.260%, 11/5/2010 - 11/29/2010	74,993,528
105,000,000	[1,2]	Grampian Funding LLC, 0.280%, 11/8/2010 - 11/22/2010	104,988,022
130,000,000		ING (U.S.) Funding LLC, 0.305% - 0.360%, 12/15/2010 - 2/4/2011	129,907,585
12,243,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.290%, 1/6/2011	12,243,000
		TOTAL	502,099,874
		Finance - Commercial – 0.2%
5,000,000	[1,2]	Fairway Finance Co. LLC, 0.336%, 11/8/2010	5,000,000
		TOTAL COMMERCIAL PAPER	631,927,172
1

Principal Amount			Value
		Corporate Bonds – 2.2%
		Finance - Banking – 1.6%
$40,000,000		JPMorgan Chase Bank, N.A., 0.256%, 11/21/2011	40,000,000
		Finance - Commercial – 0.6%
15,426,000		General Electric Capital Corp., 5.200% - 6.875%, 11/15/2010 - 4/28/2011	15,622,008
		TOTAL CORPORATE BONDS	55,622,008
		Loan Participation – 1.7%
		Chemicals – 1.7%
45,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 11/29/2010	45,000,000
		Notes - Variable – 21.4%;4
		Finance - Banking – 20.3%
75,000,000		Australia & New Zealand Banking Group, Melbourne, 0.280% - 0.306%, 11/23/2010 - 11/29/2010	75,000,000
25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.286%, 11/25/2010	25,000,000
9,000,000		Barclays Bank PLC, 0.506%, 11/22/2010	9,000,000
4,080,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.600%, 11/3/2010	4,080,000
8,235,000		California Statewide CDA, (Series 2005-B), (Union Bank, N.A. LOC), 0.650%, 11/4/2010	8,235,000
75,000,000		Canadian Imperial Bank of Commerce, 0.326%, 11/17/2010	75,000,000
384,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.410%, 11/4/2010	384,000
1,087,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/4/2010	1,087,000
11,720,000		Frisch School, (Series 2006), (Banco Santander, S.A. LOC), 0.310%, 11/4/2010	11,720,000
4,540,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 0.600%, 11/3/2010	4,540,000
50,000,000		JPMorgan Chase Bank, N.A., 0.255%, 11/29/2010	50,000,000
15,500,000		Metropolitan Water District of Southern California, (2008 Series A-1), 0.290%, 11/4/2010	15,500,000
2,910,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	2,910,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.790%, 1/7/2011	50,000,000
25,000,000		Toronto Dominion Bank, 0.256%, 11/4/2010	25,000,000
22,655,000		Washington State Housing Finance Commission, (Series A), (Wells Fargo Bank, N.A. LOC), 0.270%, 11/4/2010	22,655,000
11,400,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/4/2010	11,400,000
65,000,000		Westpac Banking Corp. Ltd., Sydney, 0.297% - 0.429%, 11/4/2010 - 1/19/2011	65,012,924
71,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.306%, 11/15/2010	71,000,000
		TOTAL	527,523,924
		Finance - Commercial – 0.4%
9,689,000		General Electric Capital Corp., 0.373% - 0.378%, 12/6/2010 - 1/28/2011	9,682,510
		Government Agency – 0.7%
80,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 0.950%, 11/4/2010	80,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.230%, 11/4/2010	10,000,000
2,770,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.660%, 11/4/2010	2,770,000
4,710,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.350%, 11/4/2010	4,710,000
		TOTAL	17,560,000
		TOTAL NOTES — VARIABLE	554,766,434
		Time Deposit – 2.1%
		Finance - Banking – 2.1%
55,000,000		Toronto Dominion Bank, 0.220%, 11/1/2010	55,000,000
		Repurchase Agreement – 8.5%
220,389,000		Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579.	220,389,000
		TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	2,592,595,211
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(2,109,329)
		TOTAL NET ASSETS — 100%	$2,590,485,882

2

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $510,974,178, which represented 19.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $510,974,178, which represented 19.7% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

CDA	— Communities Development Authority
EDFA	— Economic Development Finance Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDRB	— Industrial Development Revenue Bond
LOC	— Letter of Credit
MFH	— Multi-Family Housing
SA	— Support Agreement
3

Federated Automated Government Money Trust

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 83.1%
$100,000,000		Interest in $650,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which Bank of Montreal will repurchase securities provided as collateral for $650,011,917 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $663,012,237.	100,000,000
118,566,000		Interest in $15,675,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $15,675,287,375 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $15,988,793,128.	118,566,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Citibank, N.A. will repurchase a security provided as collateral for $500,009,583 on 11/1/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2011 and the market value of that underlying security was $510,009,816.	10,000,000
23,000,000	[1]	Interest in $750,000,000 joint repurchase agreement 0.21%, dated 10/7/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $750,140,000 on 11/8/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 12/31/2016 and the market value of those underlying securities was $765,101,656.	23,000,000
10,000,000	[1]	Interest in $900,000,000 joint repurchase agreement 0.20%, dated 10/27/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $900,450,000 on 1/25/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 04/15/2028 and the market value of those underlying securities was $918,025,522.	10,000,000
30,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.21%, dated 10/19/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,530,833 on 1/18/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2025 and the market value of those underlying securities was $1,020,077,460.	30,000,000
100,000,000		Interest in $300,000,000 joint repurchase agreement 0.21%, dated 10/29/2010 under which J.P. Morgan Securities, Inc. will repurchase a security provided as collateral for $300,005,250 on 11/1/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 5/31/2011 and the market value of that underlying security was $306,000,062.	100,000,000
150,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,250,022,917 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $1,275,023,418.	150,000,000
		TOTAL REPURCHASE AGREEMENTS	541,566,000
		U.S. Treasury – 16.1%
29,000,000		United States Treasury Notes, 0.875% - 4.750%, 3/31/2011	29,196,158
29,000,000		United States Treasury Notes, 0.875% - 4.875%, 4/30/2011	29,150,272
13,000,000		United States Treasury Notes, 0.875%, 12/31/2010	13,012,919
15,750,000		United States Treasury Notes, 0.875%, 2/28/2011	15,781,025
13,000,000		United States Treasury Notes, 1.125% - 5.125%, 6/30/2011	13,252,863
4,500,000		United States Treasury Notes, 4.375%, 12/15/2010	4,521,098
		TOTAL U.S. TREASURY	104,914,335
		TOTAL INVESTMENTS — 99.2% (AT AMORTIZED COST)[2]	646,480,335
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[3]	5,532,815
		TOTAL NET ASSETS — 100%	$652,013,150
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

1

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

2

Federated Capital Reserves Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES – 1.5%
		Finance - Automotive – 1.3%
$12,392,014		Ally Auto Receivables Trust 2010-3, Class A1, 0.403%, 8/15/2011	12,392,014
11,030,568		AmeriCredit Automobile Receivables Trust 2010-B, Class A1, 0.377%, 9/6/2011	11,030,568
3,451,849	[1]	Fleet Leasing Receivables Trust 2010-1, Class A1-B, 0.469%, 2/15/2011	3,451,849
14,833,235	[1,2]	Ford Credit Auto Owner Trust 2010-B, Class A1, 0.506%, 8/15/2011	14,833,235
96,577,551		Santander Drive Auto Receivables Trust 2010-2, Class A1, 0.405%, 9/15/2011	96,577,551
		TOTAL	138,285,217
		Finance - Equipment – 0.2%
2,397,462	[1]	Marlin Leasing Receivables XII LLC Series 2010-1, Class A1, 0.438%, 2/15/2011	2,397,462
18,276,099	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class A1, 0.608%, 6/20/2011	18,276,099
		TOTAL	20,673,561
		TOTAL ASSET-BACKED SECURITIES	158,958,778
		CERTIFICATES OF DEPOSIT – 29.1%
		Banking – 29.1%
530,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290%, 12/1/2010 - 2/1/2011	530,000,000
100,000,000		Barclays Bank PLC, 0.710%, 1/21/2011	100,000,000
360,000,000		BNP Paribas SA, 0.400% - 0.500%, 2/14/2011 - 3/28/2011	360,000,000
190,000,000		Caisse des Depots et Consignations (CDC), 0.400% - 0.630%, 1/7/2011 - 8/15/2011	190,000,465
540,000,000		Credit Agricole Corporate and Investment Bank, 0.300% - 0.490%, 12/22/2010 - 3/16/2011	540,000,000
25,000,000		Deutsche Bank AG, 0.450%, 10/7/2011	25,000,000
25,000,000		Deutsche Bank AG, 0.510%, 10/7/2011	25,000,000
510,000,000		Mizuho Corporate Bank Ltd., 0.250% - 0.290%, 11/8/2010 - 1/28/2011	510,000,000
50,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	50,000,000
450,000,000		Societe Generale, Paris, 0.340% - 0.550%, 1/5/2011 - 7/22/2011	450,000,000
100,000,000		State Street Bank and Trust Co., 0.350%, 3/10/2011	100,000,000
205,000,000		Sumitomo Mitsui Banking Corp., 0.250% - 0.270%, 11/5/2010 - 12/21/2010	205,000,133
		TOTAL	3,085,000,598
		TOTAL CERTIFICATES OF DEPOSIT	3,085,000,598
		COLLATERALIZED LOAN AGREEMENTS – 11.3%
		Banking – 11.3%
150,000,000		Banc of America Securities LLC, 0.629% - 0.862%, 11/1/2010 - 1/21/2011	150,000,000
200,000,000		Barclays Capital, Inc., 0.456%, 11/15/2010 - 11/29/2010	200,000,000
350,000,000		Citigroup Global Markets, Inc., 0.679% - 0.760%, 11/1/2010 - 12/28/2010	350,000,000
455,000,000		Deutsche Bank Securities, Inc., 0.416% - 0.679%, 11/1/2010 - 1/12/2011	455,000,000
50,000,000		Wells Fargo Securities, LLC, 0.406%, 1/19/2011	50,000,000
		TOTAL	1,205,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,205,000,000
		COMMERCIAL PAPER – 21.3%;3
		Aerospace / Auto – 3.7%
15,400,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.380% - 0.390%, 11/5/2010 - 11/18/2010	15,398,172
8,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.370%, 11/9/2010 - 11/10/2010	7,999,291
315,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.371% - 0.753%, 12/1/2010 - 4/25/2011	314,607,188
53,400,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.360% - 0.400%, 11/3/2010 - 11/4/2010	53,398,635
		TOTAL	391,403,286
		Banking – 14.4%
100,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.260%, 11/2/2010	99,999,278
120,000,000		BNP Paribas Finance, Inc., 0.370%, 11/5/2010	119,995,067
1

Principal Amount			Value
$450,000,000	[1,2]	Danske Corp., Inc., 0.250% - 0.260%, 11/19/2010 - 11/29/2010	449,920,986
308,000,000	[1,2]	Grampian Funding LLC, 0.280%, 11/12/2010 - 11/22/2010	307,956,662
530,000,000		ING (U.S.) Funding LLC, 0.300% - 0.305%, 2/1/2011 - 2/17/2011	529,563,858
25,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.431%, 2/14/2011	24,968,646
		TOTAL	1,532,404,497
		Finance - Automotive – 1.4%
144,500,000		FCAR Auto Loan Trust, A1+/P1 Series, 0.350% - 0.652%, 2/2/2011 - 3/11/2011	144,268,599
		Finance - Commercial – 0.8%
25,027,000	[1,2]	Fairway Finance Co. LLC, 0.300%, 1/4/2011	25,013,652
60,000,000	[1,2]	Versailles Commercial Paper LLC, 0.310%, 11/5/2010 - 11/18/2010	59,996,030
		TOTAL	85,009,682
		Machinery, Equipment, Auto – 0.3%
35,472,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.380% - 0.390%, 11/8/2010 - 12/10/2010	35,467,338
		Miscellaneous – 0.7%
19,000,000		Bemis Co., Inc., 0.400%, 11/5/2010	18,999,156
50,000,000	[1,2]	Cargill, Inc., 0.280%, 1/19/2011 - 1/20/2011	49,969,083
		TOTAL	68,968,239
		TOTAL COMMERCIAL PAPER	2,257,521,641
		CORPORATE BONDS – 0.8%
		Banking – 0.7%
75,000,000		JPMorgan Chase Bank, N.A., 0.256%, 11/21/2011	75,000,000
		Finance - Automotive – 0.0%
3,182,000		Toyota Motor Credit Corp., 4.350%, 12/15/2010	3,197,328
		Finance - Commercial – 0.1%
1,000,000		General Electric Capital Corp., 4.250%, 12/1/2010	1,002,947
8,000,000		General Electric Capital Corp., 5.000%, 12/1/2010	8,029,421
2,300,000		General Electric Capital Corp., 5.200%, 2/1/2011	2,323,839
350,000		General Electric Capital Corp., 6.125%, 2/22/2011	355,919
		TOTAL	11,712,126
		TOTAL CORPORATE BONDS	89,909,454
		GOVERNMENT AGENCIES – 1.9%
		Government Agency – 1.9%
200,000,000	[1,2]	Straight A Funding, LLC, 0.260% - 0.290%, 11/1/2010 - 11/16/2010	199,989,167
		MUNICIPALS – 3.7%
		Banking – 2.3%
20,055,000		California State, (Series 2005B-3), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2010	20,055,000
39,455,000		Illinois Finance Authority, (Series 1999 C), (Bank of America N.A. LOC), 0.330%, 11/4/2010	39,455,000
21,000,000		Louisiana State Offshore Terminal Authority, (Series 2003A), (SunTrust Bank LOC), 0.360%, 11/1/2010	21,000,000
44,060,000		Michigan Higher Education Facilities Authority, (Series 2006), (JPMorgan Chase Bank, N.A. LOC), 0.270%, 11/4/2010	44,060,000
10,000,000	[1,2]	New Jersey State Transportation Trust Fund Authority, SPEARS (Series DBE-447), (GTD by Deutsche Bank AG), 0.290%, 11/4/2010	10,000,000
22,300,000		New York State HFA, Series 2008-B, (Landesbank Hessen-Thuringen LOC), 0.320%, 11/3/2010	22,300,000
17,600,000		New York State Local Government Assistance Corp., (Series 1995C), (Landesbank Hessen-Thuringen (GTD) LOC), 0.290%, 11/3/2010	17,600,000
32,215,000		North Broward Florida Hospital District, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.230%, 11/4/2010	32,215,000
37,340,000		Orange County, FL IDA, (Series 2007), (SunTrust Bank LOC), 0.360%, 11/1/2010	37,340,000
		TOTAL	244,025,000
		Insurance – 0.2%
26,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1), (Insured by Assured Guaranty Corp.), 0.340%, 11/1/2010	26,000,000
2

Principal Amount			Value
		Municipal – 1.2%
$33,700,000		Heard County, GA Development Authority, (First Series 1997), 0.350%, 11/1/2010	33,700,000
7,500,000		Louisiana Public Facilities Authority, (Series 2007), 0.400%, 11/1/2010	7,500,000
34,600,000		Louisiana Public Facilities Authority, (Series 2007A), 0.400%, 11/1/2010	34,600,000
7,000,000		Louisiana Public Facilities Authority, (Series 2008C), 0.400%, 11/1/2010	7,000,000
39,500,000		Michigan Strategic Fund, (Series 2007), 0.420%, 11/1/2010	39,500,000
		TOTAL	122,300,000
		TOTAL MUNICIPALS	392,325,000
		NOTES - VARIABLE – 25.5%;4
		Banking – 23.7%
11,200,000		Advance Packaging Corp., Series 2006, (Fifth Third Bank, Cincinnati LOC), 0.500%, 11/4/2010	11,200,000
7,395,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 2.100%, 11/4/2010	7,395,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.306%, 11/23/2010	100,000,000
100,000,000		Bank of Montreal, 0.345%, 11/29/2010	100,000,000
225,000,000		Barclays Bank PLC, 0.556%, 11/25/2010	225,000,000
200,000,000		Canadian Imperial Bank of Commerce, 0.326%, 11/17/2010	200,000,000
5,845,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.650%, 11/3/2010	5,845,000
2,895,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 0.730%, 11/4/2010	2,895,000
5,800,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.500%, 11/4/2010	5,800,000
24,000,000	[1,2]	Commonwealth Bank of Australia, 0.292%, 12/8/2010	24,000,826
22,210,000		Cooperative District of Prattville, Bass Pro Project Series 2006, (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	22,210,000
6,050,000		Cunat Capital Corp., Northfield Corp., Series 206, (Fifth Third Bank, Cincinnati LOC), 0.000%, 11/4/2010	6,050,000
4,600,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	4,600,000
2,700,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	2,700,000
2,160,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 2.100%, 11/4/2010	2,160,000
900,000		Frogtown LLC, Series 2004, (Comerica Bank LOC), 0.600%, 11/4/2010	900,000
8,320,000		FT Northport, LLC, Series 2004, (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	8,320,000
22,935,000		Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 0.530%, 11/4/2010	22,935,000
6,660,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 2.100%, 11/4/2010	6,660,000
2,365,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	2,365,000
10,127,750		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.500%, 11/4/2010	10,127,750
6,015,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 0.500%, 11/4/2010	6,015,000
10,600,000		Lakeline Austin Development, LTD, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.280%, 11/4/2010	10,600,000
23,655,000		Leeds, AL, Series 2006-A, (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	23,655,000
6,270,000		Leeds, AL, Series 2006-C, (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	6,270,000
25,000,000		Lloyds TSB Bank PLC, London, 0.757%, 11/8/2010	25,000,000
4,390,000		Louisiana Land & Water Co., (Regions Bank, Alabama LOC), 3.400%, 11/4/2010	4,390,000
10,830,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/2/2010	10,830,000
7,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/2/2010	7,000,000
2,510,000		Mesa Properties LLC, Series 2002, (RBC Bank (USA) LOC), 0.350%, 11/4/2010	2,510,000
7,110,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.390%, 11/4/2010	7,110,000
50,000,000		National Australia Bank Ltd., Melbourne, 0.316%, 11/10/2010	50,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 0.356%, 11/15/2010	150,000,000
204,000,000		Natixis, 0.506%, 11/15/2010	204,000,000
27,375,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.320%, 11/3/2010	27,375,000
65,000,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.320%, 11/3/2010	65,000,000
98,050,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens Bank N.A. LOC), 0.320%, 11/3/2010	98,050,000
25,000,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.320%, 11/3/2010	25,000,000
3,290,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 2.100%, 11/4/2010	3,290,000
16,600,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.470%, 11/4/2010	16,600,000
3

Principal Amount			Value
$10,790,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.500%, 11/4/2010	10,790,000
100,000,000		Rabobank Nederland NV, Utrecht, 0.336%, 11/18/2010	100,000,000
150,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.790%, 1/7/2011	150,000,000
4,005,500		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.500%, 11/4/2010	4,005,500
10,165,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.500%, 11/4/2010	10,165,000
8,000,000		St. James United Methodist Church of Montgomery, AL, Series 2007, (Regions Bank, Alabama LOC), 1.250%, 11/4/2010	8,000,000
10,120,000		Summit Utilities, Inc., Series 2009-B, (UMB Bank, N.A. LOC), 0.710%, 11/4/2010	10,120,000
470,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 1.530%, 11/4/2010	470,000
200,000,000		Toronto Dominion Bank, 0.256%, 11/4/2010	200,000,000
2,860,000		Trinity Baptist Church, Series 2003-A, (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	2,860,000
4,655,000		United Fuels, LLC, (Fifth Third Bank, Cincinnati LOC), 0.500%, 11/4/2010	4,655,000
7,515,000		Vulcan, Inc., Series 2006, (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	7,515,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 0.306%, 11/11/2010	75,000,000
259,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.306%, 11/15/2010	259,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 0.307%, 11/4/2010	150,000,000
5,670,000		Word of Life Christian Center, Series 2007, (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	5,670,000
3,375,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.300%, 11/4/2010	3,375,000
		TOTAL	2,515,484,076
		Finance — Commercial – 0.8%
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.286%, 11/12/2010	50,000,000
4,986,000		General Electric Capital Corp., 0.359%, 1/18/2011	4,987,140
6,690,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.440%, 11/4/2010	6,690,000
15,975,000		Ziegler Realty, (General Electric Capital Corp. LOC), 0.350%, 11/4/2010	15,975,000
4,470,000		Ziegler Realty, Series 2008, (General Electric Capital Services LOC), 0.350%, 11/4/2010	4,470,000
		TOTAL	82,122,140
		Government Agency – 1.0%
16,545,000		Cunat Capital Corp., Sheffield Height Series 2006, (Federal Home Loan Bank of Chicago LOC), 0.270%, 11/4/2010	16,545,000
90,000,000		Utah Telecommunication Open Infrastructure Agency, Series 2008, (Federal Home Loan Bank of Cincinnati LOC), 0.260%, 11/4/2010	90,000,000
		TOTAL	106,545,000
		TOTAL NOTES — VARIABLE	2,704,151,216
		REPURCHASE AGREEMENTS – 4.9%
424,360,000		Interest in $2,500,000,000 joint repurchase agreement 0.230%, dated 10/29/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $424,368,134 on 11/1/2010. The securities provided as collateral were U.S. Government Agency securities with various maturities to 3/1/2040 and the market value of those underlying securities was $2,550,048,875.	424,360,000
100,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.230%, dated 10/29/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,001,917 on 11/1/2010. The securities provided as collateral were U.S. Government Agency securities with various maturities to 10/1/2040 and the market value of those underlying securities was $2,040,039,101.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	524,360,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	10,617,215,854
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	335,103
		TOTAL NET ASSETS — 100%	$10,617,550,957
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $1,840,442,765, which represented 17.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $1,834,593,454, which represented 17.3% of total net assets.

4

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Fleet Leasing Receivables Trust 2010-1, Class A1-B, 0.469%, 2/15/2011	1/25/2010	$3,451,849	$3,451,849
Marlin Leasing Receivables XII LLC Series 2010-1, Class A1, 0.438%, 2/15/2011	2/4/2010	$2,397,462	$2,397,462
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
LOC	— Letter of Credit
SPEARS	— Short Puttable Exempt Adjustable Receipts

5

Federated Government Reserves Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES – 43.8%
$68,000,000	[1]	Federal Farm Credit System Floating Rate Note, 0.236%, 11/22/2010	67,990,980
107,701,000	[2]	Federal Home Loan Bank System Discount Notes, 0.390%, 2/23/2011 - 2/25/2011	107,566,739
1,133,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.149% - 0.345%, 11/1/2010 - 1/18/2011	1,132,610,133
1,105,000,000		Federal Home Loan Bank System Notes, 0.260% - 3.125%, 11/5/2010 - 11/25/2011	1,105,618,424
226,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.200% - 0.210%, 4/25/2011 - 5/19/2011	226,257,770
393,686,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.205% - 0.350%, 11/1/2010 - 11/29/2010	393,512,948
141,500,000		Federal Home Loan Mortgage Corp. Notes, 1.500% - 3.500%, 11/23/2010 - 5/5/2011	141,920,217
555,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.210%, 4/13/2011 - 5/16/2011	554,380,716
328,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.156% - 0.216%, 11/11/2010 - 11/27/2010	327,872,851
59,381,000		Federal National Mortgage Association Notes, 1.375% - 4.500%, 2/15/2011 - 4/28/2011	59,999,001
536,613,000	[2,3,4]	Straight A Funding, LLC (unconditional liquidity support from Federal Financing Bank) Discount Notes, 0.240% - 0.270%, 11/9/2010 - 1/5/2011	536,533,736
		TOTAL U.S. GOVERNMENT AGENCIES	4,654,263,515
		U.S. TREASURY – 0.4%
45,000,000		United States Treasury Note, 0.875%, 4/30/2011	45,142,767
		TOTAL U.S. TREASURY	45,142,767
		REPURCHASE AGREEMENTS – 57.1%
2,061,049,000		Interest in $2,500,000,000 joint repurchase agreement 0.230%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,061,088,503 on 11/1/2010. The securities provided as collateral were U.S. Government Agency securities with various maturities to 3/1/2040 and the market value of those underlying securities was $2,550,048,875.	2,061,049,000
1,000,000,000		Repurchase agreement 0.220%, dated 10/29/2010 under which Barclay's Capital, Inc. will repurchase securities provided as collateral for $1,000,018,333 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/15/2029 and the market value of those underlying securities was $1,020,018,785.	1,000,000,000
111,000,000		Repurchase agreement 0.230%, dated 10/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $111,002,128 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2040 and the market value of those underlying securities was $114,332,192.	111,000,000
1,000,000,000	[5]	Repurchase agreement 0.240%, dated 9/7/2010 under which C.S. First Boston Corp. will repurchase securities provided as collateral for $1,000,406,667 on 11/8/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/25/2040 and the market value of those underlying securities was $1,030,353,532.	1,000,000,000
1,900,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.230%, dated 10/29/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,900,036,417 on 11/1/2010. The securities provided as collateral were U.S. Government Agency securities with various maturities to 10/1/2040 and the market value of those underlying securities was $2,040,039,101.	1,900,000,000
		TOTAL REPURCHASE AGREEMENTS	6,072,049,000
		TOTAL INVESTMENTS — 101.3% (AT AMORTIZED COST)[6]	10,771,455,282
		OTHER ASSETS AND LIABILITIES - NET — (1.3)%[7]	(141,770,245)
		TOTAL NET ASSETS — 100%	$10,629,685,037

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $536,533,736, which represented 5.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $536,533,736, which represented 5.0% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

1

6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

2

Federated Master Trust

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 0.7%
		Finance - Automotive – 0.7%
$166,717		Ally Auto Receivables Trust 2010-1, Class A1, 0.323%, 4/15/2011	166,717
626,289		Hyundai Auto Receivables Trust 2010-B, Class A1, 0.371%, 9/15/2011	626,289
		TOTAL ASSET-BACKED SECURITIES	793,006
		Certificates of Deposit – 25.1%
		Finance - Banking – 25.1%
3,500,000		BNP Paribas SA, 0.430% - 0.500%, 2/14/2011 - 3/18/2011	3,500,000
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290% - 0.320%, 11/10/2010 - 12/27/2010	5,000,000
5,000,000	[1]	Barclays Bank PLC, 0.506% - 0.587%, 11/5/2010 - 11/22/2010	5,000,000
1,000,000		Barclays Bank PLC, 0.710%, 1/21/2011	1,000,000
1,000,000		Credit Agricole Corporate and Investment Bank, 0.560%, 7/18/2011	1,000,000
3,000,000		Mizuho Corporate Bank Ltd., 0.280%, 1/4/2011	3,000,000
2,000,000	[1]	National Australia Bank Ltd., Melbourne, 0.356%, 11/15/2010	2,000,000
5,000,000	[1]	Rabobank Nederland NV, Utrecht, 0.336%, 11/18/2010	5,000,000
500,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	500,000
1,000,000		Societe Generale, Paris, 0.420%, 2/14/2011	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	27,000,000
		Collateralized Loan Agreements – 12.6%
		Finance - Banking – 12.6%
5,000,000		Banc of America Securities LLC, 0.629%, 11/1/2010	5,000,000
1,500,000		Citigroup Global Markets, Inc., 0.730%, 11/1/2010	1,500,000
4,000,000		Deutsche Bank Securities, Inc., 0.507%, 11/4/2010	4,000,000
3,000,000		RBS Securities, Inc., 0.689%, 11/1/2010	3,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	13,500,000
		Commercial Paper – 27.9%;2
		Aerospace / Auto – 0.9%
1,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.310%, 2/22/2011	999,027
		Finance - Automotive – 5.6%
6,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.652% - 0.803%, 1/5/2011 - 2/2/2011	5,990,629
		Finance - Banking – 16.7%
2,000,000		BNP Paribas Finance, Inc., 0.431%, 3/10/2011	1,996,918
2,000,000	[3,4]	Clipper Receivables Company LLC, 0.713%, 1/10/2011	1,997,239
2,000,000		Credit Agricole North America, Inc., 0.320%, 1/10/2011	1,998,756
1,000,000	[3,4]	Danske Corp., Inc., 0.255%, 11/5/2010	999,972
6,000,000		ING (U.S.) Funding LLC, 0.300% - 0.305%, 2/1/2011 - 2/16/2011	5,994,874
5,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.401%, 4/14/2011	4,990,889
		TOTAL	17,978,648
		Finance - Commercial – 4.7%
5,000,000	[1,3,4]	Fairway Finance Co. LLC, 0.337%, 11/8/2010	5,000,000
		TOTAL COMMERCIAL PAPER	29,968,304
		Corporate Bonds – 5.6%
		Finance - Banking – 2.8%
3,000,000	[1]	JPMorgan Chase Bank, N.A., 0.256%, 11/22/2010	3,000,000
		Finance - Commercial – 2.8%
3,000,000		General Electric Capital Corp., 5.200% - 6.875%, 11/15/2010 - 2/1/2011	3,024,887
		TOTAL CORPORATE BONDS	6,024,887
1

Principal Amount			Value
		Notes - Variable – 11.1%;1
		Finance - Banking – 7.1%
$2,000,000		JPMorgan Chase Bank, N.A., 0.255%, 11/29/2010	2,000,000
4,500,000	[3,4]	Westpac Banking Corp. Ltd., Sydney, 0.306%, 11/15/2010	4,500,000
900,000		Westpac Banking Corp. Ltd., Sydney, 0.306%, 11/4/2010	900,000
275,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.600%, 11/4/2010	275,000
		TOTAL	7,675,000
		Finance - Commercial – 2.1%
2,250,000		General Electric Capital Corp., 0.359% - 0.378%, 1/18/2011 - 1/28/2011	2,248,504
		Government Agency – 1.9%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.230%, 11/4/2010	2,000,000
		TOTAL NOTES — VARIABLE	11,923,504
		Repurchase Agreement – 16.9%
18,220,000		Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579.	18,220,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	107,429,701
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	152,575
		TOTAL NET ASSETS — 100%	$107,582,276
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $12,497,211, which represented 11.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $12,497,211, which represented 11.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
LOC	— Letter of Credit
SA	— Support Agreement

2

Federated Municipal Trust

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 101.5%;1,2
		Alabama – 2.2%
$5,000,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	5,000,000
5,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 11/4/2010	5,000,000
600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	600,000
3,040,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 0.830%, 11/4/2010	3,040,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (PowerSouth Energy Cooperative)/(Regions Bank, Alabama LOC), 1.460%, 11/4/2010	5,000,000
		TOTAL	18,640,000
		Arkansas – 0.4%
3,475,000		Pulaski County, AR Public Facilities Board, (Series 2002: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.350%, 11/4/2010	3,475,000
		California – 3.2%
3,030,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.380%, 11/4/2010	3,030,000
10,000,000		California State, GO Tax Exempt Notes, 0.400% CP (CALPERS, CALSTRS, Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/9/2010	10,000,000
1,600,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.320%, 11/4/2010	1,600,000
13,000,000	[3,4]	Nuveen California Quality Income Municipal Fund, Inc., (Series 1) Weekly VRDPs (GTD by Citibank N.A. New York), 0.530%, 11/4/2010	13,000,000
		TOTAL	27,630,000
		Colorado – 0.5%
2,300,000		Colorado HFA, (Series 2005A) Weekly VRDNs (Closet Factory)/(Federal Home Loan Bank of Topeka LOC), 0.380%, 11/4/2010	2,300,000
2,160,000		Colorado HFA, (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 11/4/2010	2,160,000
		TOTAL	4,460,000
		Connecticut – 0.5%
2,650,000		Putnam, CT, 1.500% BANs, 1/18/2011	2,652,800
1,830,000		Scotland, CT, 1.500% BANs, 5/17/2011	1,835,378
		TOTAL	4,488,178
		Delaware – 1.0%
5,300,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.700%, 11/3/2010	5,300,000
3,015,000		Sussex County, DE, First Mortgage Revenue Bonds (Series 2006C) Weekly VRDNs (Cadbury at Lewes)/(Citizens Bank of Pennsylvania LOC), 0.420%, 11/4/2010	3,015,000
		TOTAL	8,315,000
		District of Columbia – 2.5%
2,500,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(FHLMC GTD)/(FHLMC LIQ), 0.380%, 11/4/2010	2,500,000
10,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.650%, 11/3/2010	10,000,000
8,800,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.340%, 11/4/2010	8,800,000
		TOTAL	21,300,000
		Florida – 3.3%
5,920,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/4/2010	5,920,000
665,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 1.100%, 11/4/2010	665,000
1

Principal Amount			Value
$500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.400%, 11/3/2010	500,000
3,500,000		Orange County, FL IDA, (Series 2007) Daily VRDNs (Catholic Charities of Central Florida, Inc. and Diocese of Orlando)/(SunTrust Bank LOC), 0.360%, 11/1/2010	3,500,000
4,070,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.360%, 11/1/2010	4,070,000
13,640,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	13,640,000
		TOTAL	28,295,000
		Georgia – 1.2%
4,900,000		Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.360%, 11/1/2010	4,900,000
5,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.440%, 11/4/2010	5,375,000
		TOTAL	10,275,000
		Idaho – 1.6%
11,440,000		Boise, ID Housing Authority, (Series 2002B) Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 1.150%, 11/3/2010	11,440,000
1,825,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.480%, 11/4/2010	1,825,000
		TOTAL	13,265,000
		Illinois – 7.1%
3,680,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(Bank of America N.A. LOC), 0.480%, 11/4/2010	3,680,000
500,000		Chicago, IL Board of Education, (Series 2000D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 11/4/2010	500,000
3,740,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(Harris, N.A. LOC), 0.490%, 11/4/2010	3,740,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.580%, 11/4/2010	3,400,000
4,485,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.450%, 11/4/2010	4,485,000
8,940,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	8,940,000
2,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.430%, 11/4/2010	2,000,000
30,000,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.350%, 11/3/2010	30,000,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.450%, 11/3/2010	3,000,000
900,000		Will-Kankakee, IL Regional Development Authority, (Series 1999) Weekly VRDNs (T. H. Davidson & Co., Inc.)/(Bank of America N.A. LOC), 0.550%, 11/4/2010	900,000
		TOTAL	60,645,000
		Indiana – 2.5%
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.350%, 11/4/2010	7,250,000
8,600,000		Spencer County, IN PCA, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.530%, 11/4/2010	8,600,000
5,560,000		St. Joseph County, IN EDRB, (Series 2004) Weekly VRDNs (Logan Community Resources, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	5,560,000
		TOTAL	21,410,000
		Kansas – 0.2%
1,468,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2009-11 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 11/4/2010	1,468,000
		Kentucky – 0.5%
215,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 1.380%, 11/4/2010	215,000
275,000		Russell, KY Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 11/4/2010	275,000
3,920,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.550%, 11/4/2010	3,920,000
		TOTAL	4,410,000
2

Principal Amount			Value
		Louisiana – 0.6%
$4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 11/3/2010	4,900,000
		Maine – 0.6%
5,000,000		Maine Finance Authority, (Series 2007A) Weekly VRDNs (Hebron Academy, Inc.)/(Banco Santander, S.A. LOC), 0.400%, 11/4/2010	5,000,000
		Maryland – 2.6%
16,890,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 0.330%, 11/4/2010	16,890,000
5,400,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.330%, 11/1/2010	5,400,000
		TOTAL	22,290,000
		Massachusetts – 1.1%
4,000,000		Massachusetts IFA, (Series 1992B), 0.90% CP (New England Power Co.), Mandatory Tender 11/4/2010	4,000,000
5,780,000		Massachusetts State Health & Educational Facility, (Series 2007A) Weekly VRDNs (New England Aquarium Corp.)/(Banco Santander, S.A. LOC), 0.450%, 11/3/2010	5,780,000
		TOTAL	9,780,000
		Michigan – 0.9%
7,475,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	7,475,000
		Minnesota – 0.3%
2,800,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.390%, 11/5/2010	2,800,000
		Mississippi – 2.6%
2,290,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 1.460%, 11/4/2010	2,290,000
1,305,000		Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H. M. Richards, Inc.)/(Regions Bank, Alabama LOC), 1.460%, 11/4/2010	1,305,000
830,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	830,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	6,075,000
3,840,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	3,840,000
100,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.660%, 11/4/2010	100,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 1.49999% TOBs (Laurel Park Apartments)/(Federal Home Loan Bank of Dallas LOC), Mandatory Tender 12/1/2010	7,800,000
		TOTAL	22,240,000
		Missouri – 0.2%
2,000,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.500%, 11/3/2010	2,000,000
		Multi State – 9.6%
7,443,000	[3,4]	Clipper Tax-Exempt Certificates Trust (MultiState AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 11/4/2010	7,443,000
6,563,000	[3,4]	Clipper Tax-Exempt Certificates Trust (MultiState AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 11/4/2010	6,563,000
9,160,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.430%, 11/4/2010	9,160,000
9,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs (Deutsche Bank AG GTD), 0.450%, 11/4/2010	9,000,000
10,000,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs (Deutsche Bank AG GTD), 0.450%, 11/4/2010	10,000,000
20,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs (Deutsche Bank AG GTD), 0.480%, 11/4/2010	20,000,000
20,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1) Weekly VRDPs (JPMorgan Chase Bank N.A. GTD), 0.480%, 11/4/2010	20,000,000
		TOTAL	82,166,000
		Nebraska – 0.4%
3,750,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.380%, 11/4/2010	3,750,000
3

Principal Amount			Value
		Nevada – 7.3%
$11,600,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 11/3/2010	11,600,000
14,550,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 11/3/2010	14,550,000
30,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.340%, 11/3/2010	30,000,000
3,100,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.340%, 11/4/2010	3,100,000
2,835,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.720%, 11/4/2010	2,835,000
		TOTAL	62,085,000
		New Jersey – 6.8%
1,180,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/1/2010	1,180,000
6,108,500		East Greenwich Township, NJ, (Series 2010A), 1.75% BANs, 4/18/2011	6,133,564
3,484,715		Eatontown, NJ, 1.500% BANs, 10/20/2011	3,507,087
4,557,125		Englewood Cliffs, NJ, 1.500% BANs, 3/30/2011	4,570,980
6,900,192		Hopatcong, NJ, 1.500% BANs, 9/16/2011	6,943,552
12,150,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/3/2010	12,150,000
6,365,000	[3,4]	New Jersey State Housing and Mortgage Finance Agency, EAGLES (Series 2010-0001) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 11/4/2010	6,365,000
5,000,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 11/3/2010	5,000,000
1,690,000		Saddle River, NJ, 1.250% BANs, 4/1/2011	1,693,835
5,000,000		Wall Township, NJ, 1.50% BANs, 6/15/2011	5,017,151
4,000,000		Woodbridge Township, NJ, 1.500% BANs, 7/1/2011	4,013,669
2,000,000		Woodbridge Township, NJ, 2.000% BANs, 7/1/2011	2,013,124
		TOTAL	58,587,962
		New York – 6.1%
1,000,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.430%, 11/4/2010	1,000,000
1,060,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.610%, 11/3/2010	1,060,000
1,650,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.480%, 11/4/2010	1,650,000
3,155,000		Erwin, NY, 1.500% BANs, 9/15/2011	3,176,282
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.550%, 11/3/2010	1,700,000
6,000,000		Malone, NY Central School District, 1.200% BANs, 7/8/2011	6,004,666
905,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.760%, 11/4/2010	905,000
1,600,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.480%, 11/4/2010	1,600,000
3,200,000		New York City, NY, (Fiscal 1994 Series H-2) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.300%, 11/1/2010	3,200,000
3,750,000		New York City, NY, (Series 2008J-8) Daily VRDNs (Landesbank Baden-Wurttemberg LOC), 0.280%, 11/1/2010	3,750,000
2,300,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2) Weekly VRDPs (Deutsche Bank AG LIQ), 0.420%, 11/4/10	2,300,000
1,325,000		Oswego, NY City School District, (Series 2010A), 1.250% BANs, 6/30/2011	1,330,216
10,000,000		Penn-Yan, NY Central School District, 1.500% BANs, 6/17/2011	10,046,477
3,800,000		Portville, NY Central School District, 1.500% BANs, 7/28/2011	3,822,154
3,665,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.400%, 11/3/2010	3,665,000
2,750,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds TSB Bank PLC, London LIQ), 0.270%, 11/3/2010	2,750,000
3,974,024		Wappingers, NY Central School District, (Series 2010C), 1.500% BANs, 9/9/2011	3,997,599
		TOTAL	51,957,394
4

Principal Amount			Value
		North Dakota – 1.2%
$10,000,000	[3,4]	Cass County, ND, ROCs (Series 11833) Weekly VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 11/4/2010	10,000,000
		Ohio – 5.9%
3,900,000		Ashtabula County, OH, 1.150% BANs, 5/26/2011	3,907,637
44,585,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.400%, 11/4/2010	44,585,000
2,000,000		Hunting Valley, OH, 1.000% BANs, 6/2/2011	2,003,476
200,000		Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/1/2010	200,000
		TOTAL	50,696,113
		Oklahoma – 0.2%
1,538,809	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 11/4/2010	1,538,809
		Pennsylvania – 2.8%
6,400,000		Lancaster County, PA Hospital Authority, (Series of 2008) Daily VRDNs (Lancaster General Hospital)/(Bank of America N.A. LOC), 0.330%, 11/1/2010	6,400,000
13,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.430%, 11/3/2010	13,000,000
4,165,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.400%, 11/1/2010	4,165,000
		TOTAL	23,565,000
		Rhode Island – 1.6%
4,360,000		Rhode Island State Health and Educational Building Corp., (Series 2003) Weekly VRDNs (St. John Baptist De La Salle Institute)/(RBS Citizens Bank N.A. LOC), 0.500%, 11/3/2010	4,360,000
5,000,000		Rhode Island State Health and Educational Building Corp., (Series 2006) Weekly VRDNs (Child and Family Services of Newport County)/(RBS Citizens Bank N.A. LOC), 0.500%, 11/3/2010	5,000,000
3,995,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.550%, 11/3/2010	3,995,000
		TOTAL	13,355,000
		South Carolina – 6.1%
19,595,000		Greenville, SC Hospital System, (Series 2008B) Weekly VRDNs (SunTrust Bank LOC), 0.620%, 11/4/2010	19,595,000
25,300,000		Piedmont Municipal Power Agency, SC, (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 11/4/2010	25,300,000
7,000,000		South Carolina Jobs-EDA, IDB (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.370%, 11/4/2010	7,000,000
		TOTAL	51,895,000
		South Dakota – 1.0%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc. )/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 11/4/2010	8,410,000
		Tennessee – 4.2%
4,210,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.450%, 11/5/2010	4,210,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	3,500,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 11/4/2010	7,500,000
7,195,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	7,195,000
3,000,000		Sevier County, TN Industrial Development Board, (Series 2005) Weekly VRDNs (Heritage Log Homes, Inc.)/(SunTrust Bank LOC), 0.900%, 11/4/2010	3,000,000
10,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007) Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 0.650%, 11/3/2010	10,000,000
		TOTAL	35,405,000
		Texas – 4.4%
8,500,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Landesbank Baden-Wurttemberg GTD LIQ), 0.330%, 11/4/2010	8,500,000
5

Principal Amount		Value
$1,350,000	Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 0.560%, 11/4/2010	1,350,000
3,000,000	Dallam County, TX Industrial Development Corp., (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.480%, 11/4/2010	3,000,000
7,000,000	Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (Baylor College of Medicine)/(Compass Bank, Birmingham LOC), 0.470%, 11/3/2010	7,000,000
7,470,000	Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	7,470,000
4,600,000	Houston, TX Airport System, (Series 2005A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.330%, 11/3/2010	4,600,000
4,500,000	Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.780%, 11/1/2010	4,500,000
1,000,000	Waxahachie, TX IDA, (Series 1998) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.700%, 11/3/2010	1,000,000
	TOTAL	37,420,000
	Virginia – 2.6%
4,000,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 1.480% CP (Virginia Electric & Power Co.), Mandatory Tender 11/18/2010	4,000,000
18,100,000	Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.430%, 11/4/2010	18,100,000
	TOTAL	22,100,000
	Washington – 1.9%
3,590,000	Washington State Housing Finance Commission: MFH, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 0.330%, 11/4/2010	3,590,000
12,200,000	Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(Federal Home Loan Bank of San Francisco LOC), 0.330%, 11/4/2010	12,200,000
	TOTAL	15,790,000
	West Virginia – 0.5%
4,000,000	West Virginia EDA, (Series 2005) Weekly VRDNs (Collins Hardwood Company, LLC)/(Bank of America N.A. LOC), 0.480%, 11/4/2010	4,000,000
	Wisconsin – 3.3%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 1.280%, 11/4/2010	7,710,000
2,650,000	New Richmond, WI School District, (Series 2010B), 1.750% BANs, 5/10/2011	2,656,256
14,845,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.330%, 11/3/2010	14,845,000
3,500,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/3/2010	3,500,000
	TOTAL	28,711,256
	TOTAL INVESTMENTS — 101.5% (AT AMORTIZED COST)[5]	865,993,712
	OTHER ASSETS AND LIABILITIES - NE — (1.5)%[6]	(13,194,230)
	TOTAL NET ASSET — 100%	$852,799,482

Securities that are subject to the federal alternative minimum tax (AMT) represent 49.9% of the Fund's portfolio as calculated based upon total market value.

1	Current rate and next reset date shown on Variable Rate Demand Notes.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At October 31, 2010 the portfolio securities were rated as follows: Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.5%	2.5%

6

3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $123,087,809, which represented 14.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $123,087,809, which represented 14.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. Each Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDRB	— Industrial Development Revenue Bond
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCA	— Pollution Control Authority
PCR	— Pollution Control Revenue
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

7

Federated Government Obligations Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 37.5%
$211,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.236%, 11/21/2010	210,972,013
69,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.210%, 4/15/2011	68,933,587
3,627,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.149% - 0.324%, 11/3/2010 - 1/30/2011	3,626,961,556
3,080,585,000		Federal Home Loan Bank System Notes, 0.260% - 4.250%, 11/2/2010 - 11/25/2011	3,080,878,030
299,180,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.210% - 0.221%, 3/28/2011 - 5/19/2011	298,857,593
837,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.205% - 0.365%, 11/1/2010 - 11/29/2010	836,621,720
701,125,000		Federal Home Loan Mortgage Corp. Notes, 1.500% - 3.500%, 11/23/2010 - 5/5/2011	704,762,163
1,465,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.210%, 5/2/2011 - 5/16/2011	1,463,342,575
1,524,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.156% - 0.216%, 11/11/2010 - 11/27/2010	1,523,904,959
234,250,000		Federal National Mortgage Association Notes, 4.500%, 2/15/2011	237,045,051
319,421,000	[1]	Housing and Urban Development Floating Rate Notes, 0.490%, 11/1/2010	319,421,000
		TOTAL GOVERNMENT AGENCIES	12,371,700,247
		U.S. Treasury – 0.4%
135,000,000		United States Treasury Notes, 0.875%, 4/30/2011	135,428,302
		Repurchase Agreements – 63.7%
166,736,000		Repurchase agreement 0.23%, dated 10/29/2010 under which Banc of America Securities LLC will repurchase securities provided as collateral for $166,739,196 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/20/2039 and the market value of those underlying securities was $171,736,704.	166,736,000
1,833,865,000		Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579.	1,833,865,000
4,702,890,000		Interest in $15,675,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $15,675,287,375 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $15,988,793,128.	4,702,890,000
988,000,000		Interest in $5,088,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,088,093,280 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2020 and the market value of those underlying securities was $5,189,855,247.	988,000,000
1,000,000,000		Interest in $2,097,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,097,040,193 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2040 and the market value of those underlying securities was $2,159,664,310.	1,000,000,000
200,000,000		Interest in $500,000,000 joint repurchase agreement 0.24%, dated 10/29/2010 under which Citibank, N.A. will repurchase securities provided as collateral for $500,010,000 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2049 and the market value of those underlying securities was $515,000,000.	200,000,000
1,107,000,000	[3]	Interest in $1,700,000,000 joint repurchase agreement 0.24%, dated 9/7/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,700,691,333 on 11/8/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $ 1,751,598,923.	1,107,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,019,167 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2040 and the market value of those underlying securities was $1,020,019,551.	500,000,000
1,291,000,000	[3]	Interest in $2,000,000,000 joint repurchase agreement 0.23%, dated 8/19/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,001,150,000 on 11/17/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2048 and the market value of those underlying securities was $2,057,835,387.	1,291,000,000
1,287,000,000	[3]	Interest in $2,000,000,000 joint repurchase agreement 0.23%, dated 10/22/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,001,150,000 on 1/20/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2049 and the market value of those underlying securities was $2,060,131,612.	1,287,000,000
1

Principal Amount			Value
$1,303,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.23%, dated 10/26/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,089,444 on 11/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2040 and the market value of those underlying securities was $2,060,078,968.	1,303,000,000
250,000,000		Interest in $500,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,009,583 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/20/2040 and the market value of those underlying securities was $515,009,871.	250,000,000
327,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 10/12/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,275,000 on 1/10/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $515,054,457.	327,000,000
325,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 10/26/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,287,500 on 1/24/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2040 and the market value of those underlying securities was $515,010,655.	325,000,000
400,000,000		Interest in $500,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,009,583 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2040 and the market value of those underlying securities was $511,647,099.	400,000,000
1,000,000,000		Repurchase agreement 0.23%, dated 10/29/2010 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,000,019,167 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2040 and the market value of those underlying securities was $1,030,000,482.	1,000,000,000
290,000,000		Interest in $500,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $500,009,583 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2040 and the market value of those underlying securities was $515,000,008.	290,000,000
500,000,000		Repurchase agreement 0.23%, dated 10/29/2010 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $500,009,583 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2040 and the market value of those underlying securities was $512,418,053.	500,000,000
250,000,000	[3]	Repurchase agreement 0.22%, dated 10/26/2010 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $250,042,778 on 11/23/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2040 and the market value of those underlying securities was $257,020,208.	250,000,000
321,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 10/22/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $500,099,028 on 11/22/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2044 and the market value of those underlying securities was $515,024,019.	321,000,000
445,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,019,167 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 9/25/2045 and the market value of those underlying securities was $1,026,501,371.	445,000,000
654,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.24%, dated 10/15/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,600,000 on 1/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2042 and the market value of those underlying securities was $1,030,098,635.	654,000,000
950,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,038,333 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/16/2044 and the market value of those underlying securities was $2,052,428,125.	950,000,000
500,000,000		Repurchase agreement 0.23%, dated 10/29/2010 under which Wells Fargo Bank, N.A. will repurchase securities provided as collateral for $500,009,583 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2036 and the market value of those underlying securities was $510,010,346.	500,000,000
400,000,000		Repurchase agreement 0.23%, dated 10/29/2010 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $400,007,667 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $408,007,861.	400,000,000
		TOTAL REPURCHASE AGREEMENTS	20,991,491,000
		TOTAL INVESTMENTS — 101.6% (AT AMORTIZED COST)[4]	33,498,619,549
		OTHER ASSETS AND LIABILITIES - NET — (1.6)%[5]	(511,669,497)
		TOTAL NET ASSETS — 100%	$32,986,950,052

1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.

2

3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

3

Federated Government Obligations Tax-Managed Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 80.3%
$620,500,000	[1]	Federal Farm Credit System Discount Notes, 0.150% - 0.280%, 11/1/2010 - 5/25/2011	620,166,335
1,061,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.160% - 0.638%, 11/1/2010 - 1/24/2011	1,060,909,090
2,754,215,000	[1]	Federal Home Loan Bank System Discount Notes, 0.100% - 0.390%, 11/1/2010 - 2/16/2011	2,753,615,225
544,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.156% - 0.370%, 11/1/2010 - 11/26/2010	543,827,309
615,925,000		Federal Home Loan Bank System Notes, 0.210% - 3.250%, 11/2/2010 - 3/11/2011	617,103,079
		TOTALGOVERNMENT AGENCIES	5,595,621,038
		U.S. TREASURY – 18.9%
600,000,000	[1]	United States Treasury Bill, 0.145%, 11/12/2010	599,973,417
45,000,000	[1]	United States Treasury Bill, 0.155%, 11/18/2010	44,996,706
240,000,000	[1]	United States Treasury Bill, 0.180%, 2/10/2011	239,878,800
340,000,000		United States Treasury Note, 0.875%, 1/31/2011	340,585,663
96,000,000		United States Treasury Note, 0.875%, 4/30/2011	96,300,655
		TOTALU.S. TREASURY	1,321,735,241
		TOTAL INVESTMENTS — 99.2% (AT AMORTIZED COST)[3]	6,917,356,279
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[4]	54,215,629
		TOTAL NET ASSETS — 100%	$6,971,571,908
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

1

Federated Liberty U.S. Government Money Market Trust

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 39.1%
$1,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.236%, 11/21/2010	999,867
2,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.210% - 0.390%, 2/23/2011 - 4/15/2011	1,997,803
18,350,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.149% - 0.324%, 11/3/2010 - 1/15/2011	18,343,848
17,550,000		Federal Home Loan Bank System Notes, 0.270% - 4.250%, 11/5/2010 - 11/25/2011	17,576,059
1,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.210%, 5/19/2011	1,498,259
6,250,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.205% - 0.350%, 11/1/2010 - 11/29/2010	6,247,244
4,850,000		Federal Home Loan Mortgage Corp. Notes, 0.340% - 3.500%, 11/23/2010 - 5/5/2011	4,872,342
9,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.210%, 5/2/2011 - 5/16/2011	8,989,792
6,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.156% - 0.216%, 11/11/2010 - 11/27/2010	6,497,565
750,000		Federal National Mortgage Association Notes, 4.500%, 2/15/2011	758,949
10,000,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.250% - 0.270%, 11/9/2010 - 12/13/2010	9,997,928
		TOTAL GOVERNMENT AGENCIES	77,779,656
		U.S. Treasury – 0.5%
1,000,000		United States Treasury Notes, 0.875%, 4/30/2011	1,003,173
		Repurchase Agreements – 61.4%
7,200,000		Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579.	7,200,000
10,000,000		Interest in $2,097,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,097,040,193 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2040 and the market value of those underlying securities was $2,159,664,310.	10,000,000
7,000,000	[5]	Interest in $1,700,000,000 joint repurchase agreement 0.24%, dated 9/8/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,700,691,333 on 11/8/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $1,751,598,923.	7,000,000
8,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.23%, dated 8/19/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,001,150,000 on 11/17/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2048 and the market value of those underlying securities was $2,057,835,387.	8,000,000
10,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.23%, dated 10/22/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,001,150,000 on 1/20/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2049 and the market value of those underlying securities was $2,060,131,612.	10,000,000
8,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.23%, dated 10/26/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,089,444 on 11/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2040 and the market value of those underlying securities was $2,060,078,968.	8,000,000
2,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 10/12/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,275,000 on 1/10/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $515,054,457.	2,000,000
2,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 10/26/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,287,500 on 1/24/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2040 and the market value of those underlying securities was $515,010,655.	2,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $500,009,583 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2040 and the market value of those underlying securities was $515,000,008.	10,000,000
40,000,000		Interest in $650,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $650,012,458 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $663,012,711.	40,000,000
1

Principal Amount			Value
$3,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 10/22/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $500,099,028 on 11/22/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2044 and the market value of those underlying securities was $515,024,019.	3,000,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,019,167 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 9/25/2045 and the market value of those underlying securities was $1,026,501,371.	10,000,000
5,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.24%, dated 10/15/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,600,000 on 1/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2042 and the market value of those underlying securities was $1,030,098,635.	5,000,000
		TOTAL REPURCHASE AGREEMENTS	122,200,000
		TOTAL INVESTMENTS — 101.0% (AT AMORTIZED COST)[6]	200,982,829
		OTHER ASSETS AND LIABILITIES - NET — (1.0)%[7]	(2,074,960)
		TOTAL NET ASSETS — 100%	$198,907,869
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $9,997,928, which represented 5.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $9,997,928, which represented 5.0% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

2

Federated Money Market Management

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed SecuritY – 0.6%
		Finance - Automotive – 0.6%
$172,232		AmeriCredit Automobile Receivables Trust 2010-2, Class A1, 0.501%, 6/8/2011	172,232
		Certificates of Deposit – 26.6%
		Finance - Banking – 26.6%
900,000		Bank of Montreal, 0.256% - 0.406%, 11/4/2010 - 11/26/2010	900,000
1,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320%, 11/10/2010	1,000,000
1,500,000		Barclays Bank PLC, 0.506% - 0.710%, 11/5/2010 - 1/21/2011	1,500,000
1,000,000		Caisse des Depots et Consignations (CDC), 0.400%, 1/7/2011	1,000,010
750,000		Canadian Imperial Bank of Commerce, 0.326%, 11/17/2010	750,000
500,000		Credit Agricole Corporate and Investment Bank, 0.480%, 3/14/2011	500,000
500,000		Mizuho Corporate Bank Ltd., 0.250%, 11/8/2010	500,000
1,000,000		National Australia Bank Ltd., Melbourne, 0.316%, 11/10/2010	1,000,000
500,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	500,000
		TOTAL CERTIFICATES OF DEPOSIT	7,650,010
		Collateralized Loan Agreements – 17.4%
		Finance - Banking – 17.4%
100,000		BNP Paribas Securities Corp., 0.497%, 11/1/2010	100,000
500,000		Banc of America Securities LLC, 0.629%, 11/1/2010	500,000
1,200,000		Citigroup Global Markets, Inc., 0.730%, 11/1/2010	1,200,000
1,400,000		Deutsche Bank Securities, Inc., 0.416% - 0.629%, 11/1/2010 - 1/12/2011	1,400,000
1,000,000		JPMorgan Securities, Inc., 0.578%, 12/21/2010	1,000,000
800,000		RBS Securities, Inc., 0.689%, 11/1/2010	800,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	5,000,000
		Commercial Paper – 25.7%;1
		Finance - Banking – 25.7%
1,000,000		BNP Paribas Finance, Inc., 0.370%, 11/5/2010	999,959
1,500,000	[2,3]	Clipper Receivables Company LLC, 0.285%, 11/22/2010	1,499,750
1,000,000	[2,3]	Danske Corp., Inc., 0.260%, 11/29/2010	999,798
1,400,000	[2,3]	Grampian Funding LLC, 0.280%, 11/8/2010	1,399,924
1,500,000		ING (U.S.) Funding LLC, 0.360%, 12/15/2010	1,499,340
1,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.401%, 4/14/2011	998,178
		TOTAL COMMERCIAL PAPER	7,396,949
		Corporate Bonds – 4.0%
		Finance - Banking – 1.4%
400,000		JPMorgan Chase Bank, N.A., 0.256%, 11/22/2011	400,000
		Finance - Commercial – 2.6%
750,000		General Electric Capital Corp., 5.500% - 6.125%, 2/22/2011 - 4/28/2011	763,840
		TOTAL CORPORATE BONDS	1,163,840
		Notes - Variable – 15.5%;4
		Finance - Banking – 15.5%
1,000,000	[2,3]	Australia & New Zealand Banking Group, Melbourne, 0.286%, 10/25/2010	1,000,000
1,000,000		New Mexico State Finance Authority, (Series 2008-D)/(Royal Bank of Canada, Montreal LOC), 0.260%, 11/4/2010	1,000,000
1,000,000		Salvation Army, (Series 2004-A)/(Bank of New York Mellon LOC), 0.490%, 11/4/2010	1,000,000
750,000	[2,3]	Westpac Banking Corp. Ltd., Sydney, 0.306%, 11/15/2010	750,000
700,000		Westpac Banking Corp. Ltd., Sydney, 0.306%, 11/4/2010	700,000
		TOTAL NOTES — VARIABLE	4,450,000
1

Principal Amount		Value
	Repurchase Agreement – 9.8%
$2,814,000	Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579.	2,814,000
	TOTAL INVESTMENTS — 99.6% (AT AMORTIZED COST)[5]	28,647,031
	OTHER ASSETS AND LIABILITIES - NET — 0.4%[6]	123,006
	TOTAL NET ASSETS — 100%	$28,770,037
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $5,649,472, which represented 19.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $5,649,472, which represented 19.6% of total net assets.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
LOC	— Letter of Credit
2

Federated Municipal Obligations Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 102.2%;1,2
		Alabama – 5.4%
$2,325,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	2,325,000
4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments) Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 1.460%, 11/4/2010	4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	7,840,000
4,123,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 1.350%, 11/4/2010	4,123,000
3,670,000	[3,4]	Alabama HFA Single Family, ROCs (Series 11643) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.340%, 11/4/2010	3,670,000
43,000,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.650%, 11/3/2010	43,000,000
10,000,000		Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.440%, 11/4/2010	10,000,000
50,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.330%, 11/1/2010	50,000,000
15,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.420%, 11/3/2010	15,000,000
9,800,000		Columbia, AL IDB PCRB, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.300%, 11/1/2010	9,800,000
3,100,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.310%, 11/3/2010	3,100,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.340%, 11/4/2010	3,725,000
10,910,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.330%, 11/4/2010	10,910,000
4,000,000		Mobile, AL Spring Hill College Educational Building Authority, (Series 2004B) Weekly VRDNs (Spring Hill College, AL)/(Regions Bank, Alabama LOC), 1.240%, 11/3/2010	4,000,000
2,035,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.400%, 11/4/2010	2,035,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 11/4/2010	6,000,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.340%, 11/4/2010	4,350,000
6,835,000		Ridge Improvement District (Elmore County), AL, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.100%, 11/4/2010	6,835,000
69,000,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.300%, 11/1/2010	69,000,000
9,200,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.310%, 11/3/2010	9,200,000
2,395,000		Tuscaloosa County, AL Park & Recreation Authority, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.200%, 11/4/2010	2,395,000
27,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.580%, 11/4/2010	27,000,000
		TOTAL	298,808,000
		Alaska – 0.6%
10,300,000		Alaska State Housing Finance Corp., (Series 2002 A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 11/4/2010	10,300,000
20,000,000		Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.260%, 11/4/2010	20,000,000
		TOTAL	30,300,000
		Arizona – 0.1%
1,160,000		Pima County, AZ IDA, (Series 2002B) Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.360%, 11/4/2010	1,160,000
4,000,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 11/4/2010	4,000,000
		TOTAL	5,160,000
		Arkansas – 0.3%
9,500,000		Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.310%, 11/4/2010	9,500,000
2,000,000		Pulaski County, AR Public Facilities Board, (Series 2002: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.350%, 11/4/2010	2,000,000
1

Principal Amount			Value
$7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.590%, 11/4/2010	7,100,000
		TOTAL	18,600,000
		California – 7.9%
51,100,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.290%, 11/1/2010	51,100,000
8,400,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.280%, 11/3/2010	8,400,000
6,500,000		California Infrastructure & Economic Development Bank, (Series 2008B) Daily VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.290%, 11/1/2010	6,500,000
16,500,000		California PCFA, (Series 1996F) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/1/2010	16,500,000
410,000		California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.350%, 11/3/2010	410,000
2,980,000		California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.380%, 11/3/2010	2,980,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 0.340%, 11/4/2010	1,550,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.290%, 11/4/2010	6,815,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.340%, 11/4/2010	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.340%, 11/4/2010	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.340%, 11/4/2010	2,940,000
955,000		California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.380%, 11/3/2010	955,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.340%, 11/4/2010	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 0.340%, 11/4/2010	2,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.340%, 11/4/2010	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.340%, 11/4/2010	2,000,000
2,330,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.380%, 11/3/2010	2,330,000
3,920,000		California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.350%, 11/3/2010	3,920,000
2,845,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.350%, 11/3/2010	2,845,000
3,635,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries )/(Union Bank, N.A. LOC), 0.310%, 11/3/2010	3,635,000
30,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 12/1/2010	30,000,000
4,240,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.420%, 11/4/2010	4,240,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 11/3/2010	8,000,000
10,410,000		California Statewide CDA MFH, (Series 2002V: Cienega Garden Apartments) Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.330%, 11/4/2010	10,410,000
38,101,000	[3,4]	California Statewide CDA, (MT-387) Weekly VRDNs (FHLMC LIQ)/(FHLMC LOC), 0.370%, 11/4/2010	38,101,000
1,775,000		Concord, CA MFH, (Series 2001A) Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.320%, 11/4/2010	1,775,000
5,200,000		Los Angeles, CA MFH Revenue Bonds, (Series 2003A) Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.340%, 11/1/2010	5,200,000
45,000,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 6/30/2011	45,392,386
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/4/2010	10,065,000
5,000,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.320%, 11/4/2010	5,000,000
35,695,000	[3,4]	Oakland, CA Redevelopment Agency, (MT-176) Weekly VRDNs (Uptown Housing Partners LP)/(FHLMC LIQ)/(FHLMC LOC), 0.370%, 11/4/2010	35,695,000
21,155,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061) Weekly VRDNs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	21,155,000
6,500,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/4/2010	6,500,000
2

Principal Amount			Value
$17,640,000		San Jose, CA Financing Authority, (Series 2008B-1: Civic Center Garage Project) Weekly VRDNs (San Jose, CA)/(Bank of America N.A. LOC), 0.280%, 11/4/2010	17,640,000
17,540,000		San Jose, CA Financing Authority, (Series 2008B-2: Civic Center Garage Project) Weekly VRDNs (San Jose, CA)/(Union Bank, N.A. LOC), 0.280%, 11/4/2010	17,540,000
6,225,000	[3,4]	San Jose, CA MFH Revenue Bonds, P-Floats (MT-654) Weekly VRDNs (North White Road Associates)/(GTD by FHLMC)/(FHLMC LIQ), 0.370%, 11/4/2010	6,225,000
14,965,000	[3,4]	Santa Clara County, CA, Wells Fargo Stage Trust (Series 2009-19C), 0.40% TOBs (Wells Fargo & Co. LIQ), Optional Tender 2/16/2011	14,965,000
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.40% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 1/20/2011	22,580,000
		TOTAL	434,213,386
		Colorado – 1.1%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.380%, 11/4/2010	1,020,000
4,840,000		Colorado Educational & Cultural Facilities Authority Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.400%, 11/1/2010	4,840,000
1,920,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.330%, 11/4/2010	1,920,000
315,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 11/4/2010	315,000
15,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C1) Weekly VRDNs (KBC Bank N.V. LOC), 0.330%, 11/3/2010	15,000,000
37,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.310%, 11/3/2010	37,000,000
		TOTAL	60,095,000
		Connecticut – 0.4%
2,900,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.300%, 11/3/2010	2,900,000
500,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/4/2010	500,000
2,800,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.280%, 11/3/2010	2,800,000
8,000,000		Derby, CT, 1.50% BANs, 6/2/2011	8,041,708
6,000,000		Plainville, CT, 1.50% BANs, 10/27/2011	6,052,932
		TOTAL	20,294,640
		Delaware – 0.2%
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.480%, 11/4/2010	7,000,000
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.700%, 11/3/2010	5,000,000
		TOTAL	12,000,000
		District of Columbia – 1.2%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York Mellon LOC), 0.310%, 11/4/2010	7,500,000
11,265,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.380%, 11/4/2010	11,265,000
23,965,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.650%, 11/3/2010	23,965,000
14,240,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.45% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/2/2010	14,240,000
5,300,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.340%, 11/4/2010	5,300,000
3,770,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.310%, 11/4/2010	3,770,000
		TOTAL	66,040,000
		Florida – 6.4%
10,200,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/4/2010	10,200,000
4,925,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 11/4/2010	4,925,000
21,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.400%, 11/3/2010	21,500,000
3

Principal Amount			Value
$1,000,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.310%, 11/3/2010	1,000,000
2,345,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two)/(Citibank NA, New York LOC), 0.310%, 11/3/2010	2,345,000
16,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.45% TOBs (Adventist Health System/ Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/18/2010	16,160,000
9,600,000		Jacksonville, FL EDC, (Series 2008) Daily VRDNs (Shands Jacksonville Medical Center, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 11/1/2010	9,600,000
2,596,000		Lake County, FL IDA, (Series 2002) Weekly VRDNs (Locklando Door & Millwork, Inc.)/(RBC Bank (USA) LOC), 0.450%, 11/4/2010	2,596,000
4,705,000		Leesburg, FL Hospital Authority, (Series 2008A) Weekly VRDNs (Central Florida Health Alliance)/(Regions Bank, Alabama LOC), 1.150%, 11/4/2010	4,705,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.400%, 11/4/2010	13,500,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.380%, 11/4/2010	25,000,000
85,005,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.360%, 11/4/2010	85,005,000
7,100,000		Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.360%, 11/1/2010	7,100,000
75,700,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.310%, 11/1/2010	75,700,000
68,385,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.350%, 11/1/2010	68,385,000
3,400,000		University of Florida Athletic Association, (Series 1990) Weekly VRDNs (SunTrust Bank LOC), 0.760%, 11/4/2010	3,400,000
		TOTAL	351,121,000
		Georgia – 5.8%
22,890,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 0.780%, 11/1/2010	22,890,000
230,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.350%, 11/4/2010	230,000
18,000,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.330%, 11/1/2010	18,000,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 11/4/2010	5,400,000
10,655,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.320%, 11/1/2010	10,655,000
870,000		Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.100%, 11/4/2010	870,000
10,950,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 1.350%, 11/4/2010	10,950,000
4,500,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.330%, 11/3/2010	4,500,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	9,300,000
13,680,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.870%, 11/4/2010	13,680,000
5,000,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.320%, 11/4/2010	5,000,000
7,475,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Stone Mill Run Apartments)/(Regions Bank, Alabama LOC), 1.350%, 11/4/2010	7,475,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.390%, 11/4/2010	11,000,000
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.360%, 11/1/2010	13,870,000
530,000		Emanuel County, GA Development Authority, (Series 2001) Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.750%, 11/3/2010	530,000
10,080,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.330%, 11/1/2010	10,080,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.340%, 11/4/2010	18,000,000
19,350,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.330%, 11/3/2010	19,350,000
4

Principal Amount			Value
$10,000,000	[3,4]	Georgia State HFA, MERLOTS (Series B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.340%, 11/3/2010	10,000,000
2,600,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 11/4/2010	2,600,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.360%, 11/1/2010	3,800,000
17,800,000		Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.320%, 11/1/2010	17,800,000
6,700,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.330%, 11/3/2010	6,700,000
19,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.360%, 11/1/2010	19,600,000
25,000,000		Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.360%, 11/3/2010	25,000,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.000%, 11/3/2010	10,750,000
5,600,000		Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wells Fargo Bank, N.A. LOC), 0.340%, 11/4/2010	5,600,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 11/4/2010	19,000,000
		TOTAL	318,630,000
		Illinois – 2.4%
945,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(Harris, N.A. LOC), 1.000%, 11/4/2010	945,000
6,700,000		Chicago, IL Board of Education, (Series 2000D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 11/4/2010	6,700,000
1,290,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 0.490%, 11/4/2010	1,290,000
9,100,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.350%, 11/4/2010	9,100,000
3,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.300%, 11/3/2010	3,000,000
1,380,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.710%, 11/4/2010	1,380,000
405,000		Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 11/4/2010	405,000
2,810,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 11/3/2010	2,810,000
1,000,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.550%, 11/4/2010	1,000,000
4,490,000		Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.480%, 11/4/2010	4,490,000
2,960,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(Harris, N.A. LOC), 0.490%, 11/4/2010	2,960,000
4,155,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.550%, 11/4/2010	4,155,000
3,695,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.480%, 11/4/2010	3,695,000
2,640,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 2.040%, 11/3/2010	2,640,000
6,700,000		Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.320%, 11/4/2010	6,700,000
1,110,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Transparent Container Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 11/4/2010	1,110,000
7,345,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.320%, 11/4/2010	7,345,000
910,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.550%, 11/4/2010	910,000
7,025,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Stromberg Allen & Co)/(Bank of America N.A. LOC), 0.380%, 11/4/2010	7,025,000
5,350,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(Harris, N.A. LOC), 0.440%, 11/4/2010	5,350,000
26,118,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.430%, 11/4/2010	26,118,000
15,000,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.350%, 11/3/2010	15,000,000
11,200,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 11/4/2010	11,200,000
5

Principal Amount		Value
$1,200,000	Lake County, IL IDA, (Series 1994) Weekly VRDNs (Northpoint Assoc. LLC)/(Northern Trust Co., Chicago, IL LOC), 0.380%, 11/3/2010	1,200,000
3,730,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 11/4/2010	3,730,000
1,800,000	Savanna, IL IDA, (Series A) Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 11/3/2010	1,800,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 11/4/2010	1,400,000
500,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 11/4/2010	500,000
	TOTAL	133,958,000
	Indiana – 3.4%
4,385,000	Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	4,385,000
20,468,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2010	20,509,741
4,100,000	Gary/Chicago, IN International Airport Authority, (Series 2007) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.520%, 11/4/2010	4,100,000
540,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.490%, 11/4/2010	540,000
2,600,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 11/4/2010	2,600,000
11,255,000	Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	11,255,000
6,095,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006A) Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 0.440%, 11/4/2010	6,095,000
8,250,000	Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2009A-5) Daily VRDNs (Duke Energy Indiana, Inc.)/(Bank of America N.A. LOC), 0.300%, 11/1/2010	8,250,000
10,000,000	Indiana State Finance Authority — Solid Waste, (Series 2007A) Weekly VRDNs (Allied Waste North America, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 11/4/2010	10,000,000
4,250,000	Indianapolis, IN Local Public Improvement Bond Bank, (Series 2008C-1) Daily VRDNs (Indianapolis Airport Authority)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 11/1/2010	4,250,000
6,200,000	Indianapolis, IN Local Public Improvement Bond Bank, (Series 2008C-6) Daily VRDNs (Indianapolis Airport Authority)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 11/1/2010	6,200,000
19,800,000	Indianapolis, IN Local Public Improvement Bond Bank, (Subseries 2008C-2) Daily VRDNs (Indianapolis Airport Authority)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 11/1/2010	19,800,000
9,750,000	Indianapolis, IN Local Public Improvement Bond Bank, (Subseries 2008C-4) Weekly VRDNs (Indianapolis Airport Authority)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 11/3/2010	9,750,000
5,000,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.450%, 11/4/2010	5,000,000
900,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.500%, 11/3/2010	900,000
5,000,000	Jasper County, IN EDA, (Series 2000) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.430%, 11/4/2010	5,000,000
4,035,000	Jasper County, IN EDA, (Series 2005) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.430%, 11/4/2010	4,035,000
6,500,000	Jasper County, IN EDA, (Series 2006) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.430%, 11/4/2010	6,500,000
14,000,000	Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	14,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.380%, 11/4/2010	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.530%, 11/4/2010	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.530%, 11/4/2010	1,000,000
16,700,000	Richmond, IN Hospital Authority, (Series 2005A) Daily VRDNs (Reid Hospital & Health Care Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.290%, 11/1/2010	16,700,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.530%, 11/4/2010	10,000,000
1,500,000	St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 11/4/2010	1,500,000
1,200,000	Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 11/4/2010	1,200,000
	TOTAL	189,569,741
6

Principal Amount			Value
		Iowa – 0.2%
$5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.430%, 11/4/2010	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.430%, 11/4/2010	6,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.290%, 11/4/2010	500,000
		TOTAL	11,800,000
		Kansas – 0.8%
15,879,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 11/4/2010	15,879,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.430%, 11/4/2010	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.320%, 11/4/2010	9,285,000
9,550,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(U.S. Bank, N.A. LOC), 0.320%, 11/4/2010	9,550,000
4,355,000	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670) Weekly VRDNs (GNMA COL)/(Morgan Stanley Bank LIQ), 0.320%, 11/4/2010	4,355,000
		TOTAL	42,499,000
		Kentucky – 0.9%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.380%, 11/4/2010	5,500,000
3,000,000		Kentucky EDFA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.380%, 11/4/2010	3,000,000
13,335,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(U.S. Bank, N.A. LIQ), 0.310%, 11/4/2010	13,335,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.380%, 11/4/2010	5,740,000
1,385,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 1.380%, 11/4/2010	1,385,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.310%, 11/4/2010	10,000,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 11/4/2010	10,000,000
		TOTAL	48,960,000
		Louisiana – 0.8%
15,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.410%, 11/3/2010	15,000,000
3,053,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 11/4/2010	3,053,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.360%, 11/4/2010	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.350%, 11/4/2010	4,630,000
4,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.380%, 11/3/2010	4,000,000
7,415,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Spicy Girls of Avery Island, LLC)/(Regions Bank, Alabama LOC), 1.150%, 11/4/2010	7,415,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.380%, 11/3/2010	7,500,000
		TOTAL	46,598,000
		Maine – 0.3%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 11/3/2010	3,100,000
15,000,000		Maine State Housing Authority, (Series 2004 C-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.330%, 11/4/2010	15,000,000
		TOTAL	18,100,000
		Maryland – 1.9%
2,570,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.380%, 11/4/2010	2,570,000
1,500,000		Howard County, MD Economic Development Revenue Board, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.550%, 11/4/2010	1,500,000
475,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 11/2/2010	475,000
7

Principal Amount			Value
$6,500,000		Maryland Community Development Administration - MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.370%, 11/3/2010	6,500,000
2,580,000		Maryland Community Development Administration - MFH, (Series 1990C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.370%, 11/3/2010	2,580,000
4,900,000		Maryland Community Development Administration - MFH, (Series 2008B: Shakespeare Park Apartments) Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.320%, 11/4/2010	4,900,000
4,805,000		Maryland Community Development Administration - MFH, (Series 2008C) Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.320%, 11/4/2010	4,805,000
33,000,000		Maryland Community Development Administration - Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 0.330%, 11/4/2010	33,000,000
2,750,000	[3,4]	Maryland Community Development Administration - Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.380%, 11/4/2010	2,750,000
250,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.550%, 11/3/2010	250,000
500,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.440%, 11/5/2010	500,000
20,000,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.310%, 11/4/2010	20,000,000
445,000		Maryland State Economic Development Corp., (Series 2008) Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.480%, 11/4/2010	445,000
13,185,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, (MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.500%, 11/4/2010	13,185,000
5,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999) Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.620%, 11/3/2010	5,000,000
715,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 0.650%, 11/3/2010	715,000
3,500,000		Maryland State IDFA, (Series 2008) Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.320%, 11/5/2010	3,500,000
650,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 11/4/2010	650,000
		TOTAL	103,325,000
		Massachusetts – 1.8%
6,713,000		Avon, MA, 1.50% BANs, 12/2/2010	6,717,528
36,000,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.280%, 11/1/2010	36,000,000
4,000,000		Fall River, MA, 1.50% BANs, 6/30/2011	4,015,688
9,500,000		Massachusetts Development Finance Agency Daily VRDNs (Boston Children's Museum)/(RBS Citizens Bank N.A. LOC), 0.300%, 11/1/2010	9,500,000
4,500,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.440%, 11/3/2010	4,500,000
15,000,000		Massachusetts State Health & Educational Facility, (Series 2007A) Weekly VRDNs (New England Aquarium Corp.)/(Banco Santander, S.A. LOC), 0.450%, 11/3/2010	15,000,000
8,794,800		Pittsfield, MA, 1.50% BANs, 1/28/2011	8,811,640
8,210,392		Quincy, MA, 1.25% BANs, 7/29/2011	8,249,612
3,750,000		Westfield, MA, 1.20% BANs, 1/14/2011	3,752,254
		TOTAL	96,546,722
		Michigan – 4.3%
1,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.500%, 11/4/2010	1,500,000
3,000,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	3,028,468
5,500,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.330%, 11/4/2010	5,500,000
54,070,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.330%, 11/4/2010	54,070,000
14,420,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.350%, 11/4/2010	14,420,000
5,240,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.430%, 11/4/2010	5,240,000
3,945,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.500%, 11/4/2010	3,945,000
8

Principal Amount			Value
$80,000,000		Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	81,132,800
4,195,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (M.S.C.M., Inc. )/(Bank of America N.A. LOC), 0.500%, 11/4/2010	4,195,000
46,775,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 11/4/2010	46,775,000
16,600,000		Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wurttemberg LOC), 0.310%, 11/4/2010	16,600,000
		TOTAL	236,406,268
		Minnesota – 1.7%
725,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 11/4/2010	725,000
1,800,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 11/4/2010	1,800,000
2,000,000		Dakota County, MN Community Development Agency, (Series 2007A) Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.330%, 11/5/2010	2,000,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.350%, 11/5/2010	6,000,000
975,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.500%, 11/4/2010	975,000
3,995,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.340%, 11/3/2010	3,995,000
3,020,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.390%, 11/5/2010	3,020,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.350%, 11/4/2010	4,965,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.350%, 11/5/2010	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.350%, 11/5/2010	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.390%, 11/5/2010	5,000,000
4,125,000		St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/5/2010	4,125,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.350%, 11/5/2010	5,000,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.390%, 11/5/2010	4,820,000
545,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.440%, 11/4/2010	545,000
4,790,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.390%, 11/5/2010	4,790,000
3,415,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.390%, 11/5/2010	3,415,000
		TOTAL	91,665,000
		Mississippi – 1.0%
10,605,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 11/4/2010	10,605,000
1,100,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 1.460%, 11/4/2010	1,100,000
2,090,000		Mississippi Business Finance Corp., (Series 2000A) Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 1.460%, 11/4/2010	2,090,000
2,265,000		Mississippi Business Finance Corp., (Series 2004) Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 1.460%, 11/4/2010	2,265,000
9,770,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	9,770,000
7,100,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.350%, 11/4/2010	7,100,000
8,500,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	8,500,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	9,670,000
5,255,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001 A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.340%, 11/3/2010	5,255,000
795,000	[3,4]	Mississippi Home Corp., MERLOTS (Series YYY) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LOC), 0.770%, 11/3/2010	795,000
		TOTAL	57,150,000
		Missouri – 0.1%
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000) Weekly VRDNs (St. Louis Air Cargo Services.)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 11/4/2010	2,000,000
9

Principal Amount			Value
$1,565,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2001 A28) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.770%, 11/3/2010	1,565,000
3,290,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514) Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co. LIQ), 0.430%, 11/4/2010	3,290,000
460,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.520%, 11/4/2010	460,000
		TOTAL	7,315,000
		Montana – 0.1%
4,795,000	[3,4]	Montana State Board of Housing, (PA-1406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.370%, 11/4/2010	4,795,000
		Multi-State – 9.0%
17,460,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 11/4/2010	17,460,000
68,262,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 11/4/2010	68,262,000
7,339,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 11/4/2010	7,339,000
17,448,256	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.430%, 11/4/2010	17,448,256
34,185,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.430%, 11/4/2010	34,185,000
76,660,000	[3,4]	FHLMC, (Eagle Tax Exempt Trust) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.350%, 11/4/2010	76,660,000
10,710,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.330%, 11/4/2010	10,710,000
18,455,000		FHLMC, (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.320%, 11/4/2010	18,455,000
27,082,000		FHLMC, (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.330%, 11/4/2010	27,082,000
82,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.450%, 11/4/2010	82,300,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.450%, 11/4/2010	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1), Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.480%, 11/4/2010	20,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs (GTD by Deutsche Bank AG), 0.480%, 11/4/2010	25,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1), Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.480%, 11/4/2010	5,000,000
		TOTAL	495,201,256
		Nebraska – 0.4%
1,900,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 11/4/2010	1,900,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.430%, 11/4/2010	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority, (Series 2006A) Weekly VRDNs (Amberwood, LLC)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/4/2010	10,720,000
5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.310%, 11/3/2010	5,700,000
		TOTAL	20,320,000
		Nevada – 4.1%
67,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 11/3/2010	67,000,000
53,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 11/3/2010	53,000,000
20,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.340%, 11/3/2010	20,000,000
43,105,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.310%, 11/3/2010	43,105,000
10,000,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 0.340%, 11/4/2010	10,000,000
16,000,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.330%, 11/4/2010	16,000,000
10

Principal Amount			Value
$19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.45% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 12/2/2010	19,295,000
		TOTAL	228,400,000
		New Hampshire – 0.7%
26,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.00% CP (New England Power Co.), Mandatory Tender 12/2/2010	26,000,000
7,815,000		New Hampshire Health and Education Facilities Authority, (Series 2007B) Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/1/2010	7,815,000
2,045,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001 A-51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.770%, 11/3/2010	2,045,000
755,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.770%, 11/3/2010	755,000
		TOTAL	36,615,000
		New Jersey – 3.9%
6,000,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/1/2010	6,000,000
6,427,117		Clinton, NJ, 1.50% BANs, 8/26/2011	6,453,091
5,369,570		Denville Township, NJ, 1.00% BANs, 10/21/2011	5,391,807
9,270,000		Hackensack, NJ, 1.50% BANs, 8/19/2011	9,330,325
5,450,000		Haddon Township, NJ, 1.60% BANs, 11/23/2010	5,452,115
5,311,000		Mansfield Township, NJ, 1.50% BANs, 4/13/2011	5,326,274
10,893,000		Mount Laurel Township, NJ, 1.50% BANs, 4/18/2011	10,930,304
4,595,000		Neptune Township, NJ, 1.30% BANs, 11/5/2010	4,595,224
42,000,000	[3,4]	New Jersey State, PUTTERs (Series 3808) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.280%, 11/1/2010	42,000,000
45,000,000	[3,4]	New Jersey State, PUTTERs (Series 3810), 0.30% TOBs (J.P. Morgan Chase & Co. LIQ), Optional Tender 11/2/2010	45,000,000
10,354,285		North Plainfield, NJ, 1.50% BANs, 6/14/2011	10,392,239
6,778,000		Old Bridge Township, NJ, 1.00% BANs, 10/18/2011	6,807,150
12,387,000		Robbinsville Township, NJ, 1.25% BANs, 9/20/2011	12,446,795
6,600,000		Sea Isle City, NJ, 2.00% BANs, 7/1/2011	6,634,570
7,350,000		Stone Harbor, NJ, 1.35% BANs, 11/12/2010	7,351,052
2,850,000		Washington Township (Gloucester County), NJ, (Series 2009A), 1.50% BANs, 12/21/2010	2,852,326
20,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	20,068,345
5,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	5,032,810
		TOTAL	212,064,427
		New Mexico – 0.6%
590,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 11/4/2010	590,000
3,640,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 11/4/2010	3,640,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.380%, 11/4/2010	3,200,000
1,900,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.550%, 11/3/2010	1,900,000
7,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.310%, 11/3/2010	7,500,000
7,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.310%, 11/3/2010	7,500,000
3,445,000		New Mexico Educational Assistance Foundation, (Senior Series 2009A) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.310%, 11/3/2010	3,445,000
4,615,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.310%, 11/3/2010	4,615,000
1,490,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS (2001 A66) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.770%, 11/3/2010	1,490,000
		TOTAL	33,880,000
		New York – 4.8%
14,300,000		Catskill, NY CSD, 1.25% BANs, 9/23/2011	14,350,577
9,633,447		Cattaraugus-Little Valley, NY CSD, 1.50% BANs, 6/16/2011	9,648,230
7,270,000		Grand Island, NY, 1.25% BANs, 10/19/2011	7,318,791
11

Principal Amount			Value
$8,000,000		Granville, NY CSD, 1.50% BANs, 2/25/2011	8,020,187
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 11/4/2010	5,590,000
7,595,000	[3,4]	Lockport, NY Housing Authority, Red Stone (Series 2010C-1) Weekly VRDNs (Urban Park Towers)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.470%, 11/4/2010	7,595,000
4,735,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.560%, 11/4/2010	4,735,000
35,000,000		New York City Housing Development Corp., MFH Revenue Bonds (2006 Series J-1), 0.48% TOBs 9/15/2011	35,000,000
10,000,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/3/2010	10,000,000
21,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2003 F-2) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 0.280%, 11/1/2010	21,000,000
11,900,000		New York City, NY, (Fiscal 1995 Series B-5) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.290%, 11/1/2010	11,900,000
21,550,000		New York City, NY, (Series 2006E-2) Daily VRDNs (Bank of America N.A. LOC), 0.270%, 11/1/2010	21,550,000
29,600,000		New York City, NY, (Series 2008J-4) Daily VRDNs (Bank of America N.A. LIQ), 0.270%, 11/1/2010	29,600,000
21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.420%, 11/4/2010	21,000,000
31,000,000	[3,4]	Nuveen New York Select Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.530%, 11/4/2010	31,000,000
5,900,000		Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	5,923,227
13,355,551		Penn-Yan, NY CSD, 1.50% BANs, 6/17/2011	13,417,624
4,255,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000) Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 11/3/2010	4,255,000
		TOTAL	261,903,636
		North Carolina – 0.8%
7,200,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.480%, 11/3/2010	7,200,000
13,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.440%, 11/3/2010	13,500,000
2,915,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	2,915,000
9,655,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.300%, 11/3/2010	9,655,000
4,425,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.340%, 11/3/2010	4,425,000
2,650,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.290%, 11/4/2010	2,650,000
1,400,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (FHLB of Atlanta LOC), 0.280%, 11/4/2010	1,400,000
		TOTAL	41,745,000
		North Dakota – 0.4%
515,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.390%, 11/4/2010	515,000
9,670,000		North Dakota State HFA, (Series 2009 B) Weekly VRDNs (FHLB of Des Moines LIQ), 0.290%, 11/3/2010	9,670,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.430%, 11/4/2010	12,240,000
		TOTAL	22,425,000
		Ohio – 2.2%
10,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2010), 2.00% BANs, 7/28/2011	10,091,601
15,000		Coshocton, OH, Revenue Bond Weekly VRDNs (Echoing Hills Village, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 11/4/2010	15,000
13,935,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.380%, 11/1/2010	13,935,000
18,800,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.380%, 11/1/2010	18,800,000
26,740,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.400%, 11/4/2010	26,740,000
40,035,000		Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 11/3/2010	40,035,000
10,830,000		Montgomery County, OH, (Series 2008B), 0.34% CP (Miami Valley Hospital), Mandatory Tender 11/15/2010	10,830,000
		TOTAL	120,446,601
12

Principal Amount			Value
		Oklahoma – 0.5%
$5,200,000		Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.380%, 11/3/2010	5,200,000
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 11/4/2010	6,000,000
9,921,228	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.400%, 11/4/2010	9,921,228
2,500,000		Oklahoma Development Finance Authority, (Series 2002B) Weekly VRDNs (ConocoPhillips), 0.330%, 11/3/2010	2,500,000
1,555,000		Oklahoma State Industrial Authority, (Series 2001) Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 11/4/2010	1,555,000
		TOTAL	25,176,228
		Oregon – 0.4%
500,000		Oregon State EDRB, (Series 175) Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.320%, 11/4/2010	500,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.430%, 11/4/2010	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.430%, 11/4/2010	10,000,000
2,000,000		Port Portland, OR, Special Obligation, (Series 2006) Weekly VRDNs (Portland Bulk Terminal)/(Canadian Imperial Bank of Commerce LOC), 0.280%, 11/4/2010	2,000,000
		TOTAL	22,500,000
		Pennsylvania – 1.3%
25,300,000		Delaware Valley, PA Regional Finance Authority, (Series 1985B) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 11/3/2010	25,300,000
23,100,000		Delaware Valley, PA Regional Finance Authority, (Series 1985D) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 11/3/2010	23,100,000
6,000,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.320%, 11/3/2010	6,000,000
19,000,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	19,161,963
		TOTAL	73,561,963
		Puerto Rico – 0.1%
6,600,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.270%, 11/3/2010	6,600,000
		Rhode Island – 0.3%
2,850,000		Rhode Island Industrial Facilities Corp., (Series 2001) Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 0.580%, 11/4/2010	2,850,000
7,000,000		Rhode Island State Student Loan Authority, (Series 2008B-3) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.270%, 11/3/2010	7,000,000
7,760,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.400%, 11/1/2010	7,760,000
		TOTAL	17,610,000
		South Carolina – 2.5%
24,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.310%, 11/3/2010	24,000,000
10,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.350%, 11/3/2010	10,000,000
5,600,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.350%, 11/3/2010	5,600,000
25,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.350%, 11/3/2010	25,000,000
33,500,000		Piedmont Municipal Power Agency, SC, (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 11/4/2010	33,500,000
5,000,000		South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/3/2010	5,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 11/4/2010	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 11/4/2010	6,225,000
8,280,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.650%, 11/3/2010	8,280,000
12,520,000		South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.340%, 11/4/2010	12,520,000
6,500,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.290%, 11/3/2010	6,500,000
		TOTAL	139,625,000
13

Principal Amount			Value
		South Dakota – 0.1%
$4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.310%, 11/4/2010	4,000,000
		Tennessee – 1.3%
6,725,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.280%, 11/1/2010	6,725,000
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.380%, 11/3/2010	5,000,000
700,000		Dover, TN IDB, (Series 1997) Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 1.500%, 11/4/2010	700,000
1,500,000		Franklin County, TN IDB, (Series 1997) Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC), 1.700%, 11/3/2010	1,500,000
10,000,000		Lewisburg, TN IDB, (Series 2003) Weekly VRDNs (Waste Management, Inc. of Tennessee)/(PNC Bank, N.A. LOC), 0.320%, 11/4/2010	10,000,000
570,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 11/4/2010	570,000
33,500,000		McMinn County, TN IDB, (Series 1999) Weekly VRDNs (Bowater, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.340%, 11/4/2010	33,500,000
4,510,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B) Weekly VRDNs (Hickory Forest Apartments)/(Wells Fargo Bank, N.A. LIQ), 0.470%, 11/4/2010	4,510,000
6,720,000		Springfield, TN Health & Educational Facilities Board, (Series 2008) Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 1.150%, 11/4/2010	6,720,000
845,000		Tullahoma, TN IDB, (Series 1995) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.900%, 11/3/2010	845,000
		TOTAL	70,070,000
		Texas – 9.3%
9,950,000		Brazos Harbor, TX IDC, Revenue Bonds (Series B) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.380%, 11/3/2010	9,950,000
17,530,000		Brazos River Authority, TX, (Series 2002A) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.310%, 11/1/2010	17,530,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.370%, 11/4/2010	13,775,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.370%, 11/4/2010	8,200,000
4,045,000		Colorado County, TX IDC, (Series 2000) Weekly VRDNs (Great Southern Wood, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 11/3/2010	4,045,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.550%, 11/4/2010	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.430%, 11/4/2010	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.430%, 11/4/2010	2,950,000
1,700,000		Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 1.060%, 11/1/2010	1,700,000
50,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Landesbank Baden-Wurttemberg LIQs), 0.320%, 11/4/2010	50,000,000
6,900,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.390%, 11/4/2010	6,900,000
87,800,000		Houston, TX Airport System, (Series 2005A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.330%, 11/3/2010	87,800,000
20,000,000		Lower Colorado River Authority, TX, (Series A), 0.30% CP, Mandatory Tender 11/18/2010	20,000,000
11,535,000		Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.780%, 11/1/2010	11,535,000
1,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.700%, 11/3/2010	1,000,000
13,000,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Mansions at Moses Lake, LP)/(FHLMC LOC), 0.320%, 11/4/2010	13,000,000
9,845,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.380%, 11/4/2010	9,845,000
425,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.770%, 11/3/2010	425,000
135,000,000		Texas State, 2.00% TRANs, 8/31/2011	136,839,847
7,205,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.340%, 11/3/2010	7,205,000
40,000,000	[3,4]	Texas State, PUTTERs (Series 3812) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/2/2010	40,000,000
14

Principal Amount			Value
$52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.290%, 11/4/2010	52,000,000
10,000,000	[3,4]	University of North Texas, TX, Municipal Securities Trust Receipts (SGA 146) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.330%, 11/3/2010	10,000,000
		TOTAL	510,799,847
		Utah – 0.1%
1,375,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.420%, 11/4/2010	1,375,000
1,100,000		Utah State Housing Corporation: MFH, (Series 2007) Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.380%, 11/4/2010	1,100,000
4,000,000		West Jordan, UT, (Series 1999) Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 0.560%, 11/4/2010	4,000,000
		TOTAL	6,475,000
		Vermont – 0.8%
13,800,000		Vermont HFA, Single Family Housing Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.470%, 11/3/2010	13,800,000
14,500,000		Vermont HFA, Single Family Housing Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.470%, 11/3/2010	14,500,000
15,000,000		Vermont State Student Assistance Corp., (Series 2008C-2) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.300%, 11/4/2010	15,000,000
		TOTAL	43,300,000
		Virginia – 1.2%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.800%, 11/4/2010	1,000,000
13,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.48% CP (Virginia Electric & Power Co.), Mandatory Tender 11/18/2010	13,500,000
3,000,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.440%, 11/4/2010	3,000,000
5,910,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 0.650%, 11/3/2010	5,910,000
24,195,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.330%, 11/1/2010	24,195,000
4,700,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 11/4/2010	4,700,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 11/4/2010	3,000,000
10,800,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.300%, 11/1/2010	10,800,000
		TOTAL	66,105,000
		Washington – 3.0%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.490%, 11/4/2010	2,400,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.630%, 11/4/2010	9,000,000
2,175,000		Pierce County, WA Economic Development Corp., (Series 2006: Quality Stamping Project) Weekly VRDNs (Sumner Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.440%, 11/4/2010	2,175,000
535,000		Port of Bellingham, WA IDC, (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.410%, 11/4/2010	535,000
3,025,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.420%, 11/4/2010	3,025,000
7,460,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.430%, 11/4/2010	7,460,000
89,400,000		Port of Tacoma, WA, (Series 2008: Subordinate Lien) Daily VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 0.320%, 11/1/2010	89,400,000
3,565,000		Seattle, WA Housing Authority, (Series 2003: Rainier Vista Project, Phase I) Weekly VRDNs (Escallonia LP)/(Key Bank, N.A. LOC), 0.540%, 11/4/2010	3,565,000
675,000		Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 0.450%, 11/4/2010	675,000
3,085,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.600%, 11/4/2010	3,085,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wells Fargo Bank, N.A. LOC), 0.430%, 11/4/2010	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wells Fargo Bank, N.A. LOC), 0.430%, 11/4/2010	1,000,000
1,565,000		Washington State EDFA, (Series 2002B) Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.310%, 11/4/2010	1,565,000
4,720,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.310%, 11/3/2010	4,720,000
15

Principal Amount		Value
$5,510,000	Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.340%, 11/3/2010	5,510,000
10,000,000	Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.580%, 11/4/2010	10,000,000
4,500,000	Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 11/4/2010	4,500,000
2,950,000	Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.450%, 11/4/2010	2,950,000
5,350,000	Washington State Housing Finance Commission: MFH, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.320%, 11/4/2010	5,350,000
3,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.330%, 11/4/2010	3,560,000
	TOTAL	167,850,000
	West Virginia – 0.1%
3,760,000	Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.330%, 11/4/2010	3,760,000
	Wisconsin – 4.4%
9,500,000	Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.530%, 11/4/2010	9,500,000
15,500,000	Franklin, WI Regional Solid Waste Finance Commission, (Series 2007A) Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 11/4/2010	15,500,000
800,000	Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.550%, 11/3/2010	800,000
1,325,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.470%, 11/4/2010	1,325,000
5,040,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 0.440%, 11/4/2010	5,040,000
1,645,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.710%, 11/4/2010	1,645,000
1,700,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 11/4/2010	1,700,000
24,560,000	Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.330%, 11/3/2010	24,560,000
84,125,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (KBC Bank N.V. LIQ), 0.480%, 11/4/2010	84,125,000
15,705,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.330%, 11/3/2010	15,705,000
16,000,000	Wisconsin State HEFA, (Series 2006A) Weekly VRDNs (Amery Regional Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/3/2010	16,000,000
67,500,000	Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	68,119,914
	TOTAL	244,019,914
	Wyoming – 0.8%
19,200,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.310%, 11/1/2010	19,200,000
26,120,000	Wyoming Student Loan Corp., Student Loan Revenue Refunding Bonds (Series 2008 A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 11/4/2010	26,120,000
	TOTAL	45,320,000
	TOTAL MUNICIPAL INVESTMENTS — 102.2% (AT AMORTIZED COST)[5]	5,623,723,629
	OTHER ASSETS AND LIABILITIES - NET — (2.2)%[6]	(120,158,272)
	TOTAL NET ASSETS — 100%	$5,503,565,357

16

Securities that are subject to the federal alternative minimum tax (AMT) represent 57.3% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.2%	2.8%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $1,039,018,484, which represented 18.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $1,039,018,484, which represented 18.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

17

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB(s)	— Pollution Control Revenue Bond(s)
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
18

Federated Prime Cash Obligations Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.6%
		Finance - Automotive – 0.2%
$3,995,785		AmeriCredit Automobile Receivables Trust 2010-2, Class A1, 0.500%, 6/8/2011	3,995,785
22,500,000	[1,2]	Ford Credit Auto Lease Trust 2010-B, Class A1, 0.383%, 11/15/2011	22,500,000
11,066,382		Hyundai Auto Receivables Trust 2010-A, Class A1, 0.398%, 5/16/2011	11,066,382
		TOTAL	37,562,167
		Finance - Equipment – 0.1%
18,394,956		CNH Equipment Trust 2010-B, Class A1, 0.575%, 9/2/2011	18,394,956
		Finance - Retail – 1.3%
256,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.456%, 11/18/2010	256,000,000
		TOTAL ASSET-BACKED SECURITIES	311,957,123
		Certificates of Deposit – 34.5%
		Finance - Banking – 34.5%
728,000,000		BNP Paribas SA, 0.380% - 0.500%, 2/14/2011 - 4/12/2011	728,000,000
372,500,000	[3]	Bank of Montreal, 0.256% - 0.406%, 11/4/2010 - 11/26/2010	372,500,000
1,015,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290% - 0.320%, 11/10/2010 - 2/1/2011	1,015,000,000
50,000,000	[3]	Barclays Bank PLC, 0.587%, 11/5/2010	50,000,000
215,000,000		Barclays Bank PLC, 0.65% - 0.710%, 1/21/2011 - 1/26/2011	215,000,000
771,000,000		Caisse des Depots et Consignations (CDC), 0.400% - 0.630%, 1/7/2011 - 8/15/2011	771,003,643
112,250,000	[3]	Canadian Imperial Bank of Commerce, 0.326%, 11/17/2010	112,250,000
735,000,000		Credit Agricole Corporate and Investment Bank, 0.480% - 0.680%, 11/15/2010 - 7/18/2011	735,000,000
265,000,000	[3]	Deutsche Bank AG, 0.461%, 11/12/2010	265,000,000
110,000,000		Deutsche Bank AG, 0.450% - 0.510%, 10/7/2011	110,000,000
409,500,000		Mizuho Corporate Bank Ltd., 0.250% - 0.290%, 11/8/2010 - 1/28/2011	409,500,000
400,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.316% - 0.356%, 11/10/2010 - 11/15/2010	400,000,000
350,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.326%, 11/29/2010	350,003,806
125,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	125,000,000
300,000,000	[3]	Societe Generale, Paris, 0.574%, 11/3/2010	300,000,000
279,000,000		Societe Generale, Paris, 0.400% - 0.420%, 2/10/2011 - 4/8/2011	279,000,000
350,000,000		State Street Bank and Trust Co., 0.350% - 0.750%, 12/6/2010 - 3/10/2011	350,000,000
129,000,000	[3]	Toronto Dominion Bank, 0.256%, 11/9/2010	129,000,000
100,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.347%, 11/12/2010	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	6,816,257,449
		Collateralized Loan Agreements – 16.5%
		Finance - Banking – 16.5%
375,000,000	[3]	Banc of America Securities LLC, 0.500% - 0.870%, 11/1/2010 - 1/21/2011	375,000,000
255,000,000		Barclays Capital, Inc., 0.450% - 0.870%, 11/1/2010 - 1/10/2011	255,000,000
625,000,000		Citigroup Global Markets, Inc., 0.629% - 0.811%, 11/1/2010 - 12/28/2010	625,000,000
400,000,000		Credit Suisse First Boston LLC, 0.320%, 11/1/2010	400,000,000
620,700,000		Deutsche Bank Securities, Inc., 0.410% - 0.670%, 11/1/2010 - 1/12/2011	620,700,000
400,000,000		J.P. Morgan Securities, Inc., 0.520% - 0.540%, 11/1/2010 - 1/25/2011	400,000,000
500,000,000		RBS Securities, Inc., 0.670%, 11/1/2010	500,000,000
75,000,000		Wells Fargo Securities, LLC, 0.420%, 11/1/2010	75,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,250,700,000
		Commercial Paper – 20.4%;4
		Aerospace/Auto – 1.0%
193,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.300% - 0.750%, 12/2/2010 - 4/20/2011	192,797,936
1

Principal Amount			Value
		Finance - Automotive – 0.4%
$72,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.730% - 0.800%, 12/22/2010 - 1/5/2011	71,906,257
		Finance - Banking – 19.0%
278,000,000		BNP Paribas Finance, Inc., 0.370% - 0.700%, 11/5/2010 - 3/10/2011	277,776,807
440,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.260%, 11/2/2010	439,996,822
100,000,000		Bank of America Corp., 0.300%, 1/20/2011	99,933,333
278,000,000	[1,2]	Clipper Receivables Company LLC, 0.285% - 0.730%, 11/22/2010 - 3/7/2011	277,770,959
235,000,000		Credit Agricole Corporate and Investment Bank, 0.400% - 0.445%, 11/5/2010 - 12/10/2010	234,930,797
50,000,000		Credit Agricole North America, Inc., 0.320%, 1/10/2011	49,968,889
475,000,000	[1,2]	Danske Corp., Inc., 0.255% - 0.260%, 11/5/2010 - 11/29/2010	474,949,931
625,000,000	[1,2]	Grampian Funding LLC, 0.280% - 0.280%, 11/8/2010 - 11/15/2010	624,955,083
840,000,000		ING (U.S.) Funding LLC, 0.300% - 0.360%, 12/15/2010 - 2/22/2011	839,304,149
441,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.400% - 0.650%, 1/19/2011 - 4/14/2011	440,214,213
		TOTAL	3,759,800,983
		TOTAL COMMERCIAL PAPER	4,024,505,176
		Corporate Bonds – 1.4%
		Finance - Banking – 0.8%
2,000,000		J.P. Morgan Chase & Co., 4.600%, 1/17/2011	2,017,701
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.256%, 11/22/2010	150,000,000
		TOTAL	152,017,701
		Finance - Commercial – 0.6%
10,000,000	[3]	General Electric Capital Corp., 0.338%, 1/26/2011	9,999,109
113,925,000		General Electric Capital Corp., 4.250% - 6.875%, 11/15/2010 - 2/1/2011	114,334,034
		TOTAL	124,333,143
		TOTAL CORPORATE BONDS	276,350,844
		Municipal Bonds – 0.2%
		Municipal – 0.2%
50,000,000		New York Liberty Development Corporation, (Series 2009A-2), 0.320%, 12/1/2049	50,000,000
		Notes - Variable – 18.4%;3
		Finance - Banking – 18.0%
2,000,000		Albuquerque, NM IDRB, (Series 1997) El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.330%, 11/4/2010	2,000,000
5,135,000		Albuquerque, NM, KTECH Corp. Project (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.330%, 11/4/2010	5,135,000
6,585,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.600%, 11/4/2010	6,585,000
57,600,000		Apache County, AZ IDA, (Series 1983B), (Bank of New York Mellon LOC), 0.280%, 11/3/2010	57,600,000
1,000,000		Arizona Health Facilities Authority, (Series 2009F), (Citibank NA, New York LOC), 0.260%, 11/3/2010	1,000,000
489,000,000		Australia & New Zealand Banking Group, Melbourne, 0.280% - 0.306%, 11/23/2010 - 11/29/2010	489,000,000
360,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.286% - 0.336%, 11/22/2010 - 11/25/2010	360,000,000
150,000,000		Barclays Bank PLC, 0.476%, 11/26/2010	150,000,000
430,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.760%, 11/4/2010	430,000
43,190,000		Blount County, TN Public Building Authority, (Series E-6-A), (Branch Banking & Trust Co. LOC), 0.300%, 11/3/2010	43,190,000
795,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.280%, 11/5/2010	795,000
30,610,000		California Infrastructure & Economic Development Bank, (Series 2008B), (Bank of America N.A. LOC), 0.290%, 11/1/2010	30,610,000
16,265,000		California State, Economic Recovery Bonds (Series 2004 C-11), (BNP Paribas SA LOC), 0.260%, 11/3/2010	16,265,000
55,550,000		California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.280%, 11/4/2010	55,550,000
3,495,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 0.270%, 11/1/2010	3,495,000
9,815,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.330%, 11/4/2010	9,815,000
9,107,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.290% - 0.340%, 11/4/2010	9,107,000
804,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/4/2010	804,000
990,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.410%, 11/4/2010	990,000
6,752,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/4/2010	6,752,000
1,092,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/4/2010	1,092,000
2

Principal Amount			Value
$7,400,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.330%, 11/3/2010	7,400,000
12,095,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/4/2010	12,095,000
60,000,000	[1,2]	Commonwealth Bank of Australia, 0.292%, 12/8/2010	60,002,065
79,415,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.280%, 11/4/2010	79,415,000
690,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 0.600%, 11/3/2010	690,000
8,780,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.330%, 11/4/2010	8,780,000
5,030,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.290%, 11/4/2010	5,030,000
8,765,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.330%, 11/4/2010	8,765,000
21,780,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.280%, 11/4/2010	21,780,000
14,150,000		Highlands County, FL Health Facilities Authority, (Series 2005F), (Wells Fargo Bank, N.A. LOC), 0.240%, 11/4/2010	14,150,000
83,700,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-1), (Bank of America N.A. LOC), 0.280%, 11/4/2010	83,700,000
20,250,000		Indiana State Finance Authority (Health System Bonds), (Series 2008G), (Wells Fargo Bank, N.A. LOC), 0.270%, 11/4/2010	20,250,000
250,000,000		JPMorgan Chase Bank, N.A., 0.255%, 11/29/2010	250,000,000
410,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.280%, 11/4/2010	410,000
75,000,000		Lloyds TSB Bank PLC, London, 0.757%, 11/8/2010	75,000,000
24,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H), (Bank of America N.A. LOC), 0.280%, 11/4/2010	24,330,000
20,000,000		MTA Transportation Revenue, (Series 2002G-1), (Bank of Nova Scotia, Toronto LOC), 0.250%, 11/4/2010	20,000,000
34,400,000		Massachusetts Development Finance Agency, (Series U-6A), (Bank of America N.A. LOC), 0.260%, 11/1/2010	34,400,000
10,000,000		Massachusetts HEFA, (Series C 2008), (Bank of America N.A. LOC), 0.260%, 11/4/2010	10,000,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.300%, 11/4/2010	10,330,000
131,215,000		Metropolitan Water District of Southern California, (2008 Series A-1), 0.290%, 11/4/2010	131,215,000
14,860,000		Missouri State HEFA, (Series 2005C-2), (Bank of America N.A. LOC), 0.290%, 11/3/2010	14,860,000
2,505,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.450%, 11/4/2010	2,505,000
52,730,000		New Jersey EDA, (2008 Series X), (Bank of America N.A. LOC), 0.270%, 11/3/2010	52,730,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.330%, 11/3/2010	2,565,000
22,000,000		New York City, NY, (Series 2006E-2), (Bank of America N.A. LOC), 0.270%, 11/1/2010	22,000,000
26,670,000		Osprey Properties Limited Partnership, LLLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.280%, 11/4/2010	26,670,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2010	21,220,000
200,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.790%, 1/7/2011	200,000,000
2,960,000		Redcay Funding LLC, (Series 2007), (PNC Bank, N.A. LOC), 0.550%, 11/4/2010	2,960,000
30,350,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), 0.230%, 11/3/2010	30,350,000
10,580,000		Rush Medical Foundation, (Series 2006), (U.S. Bank, N.A. LOC), 0.290%, 11/5/2010	10,580,000
625,000		Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.330%, 11/3/2010	625,000
1,370,000		Southeast Christian Church of Jefferson County, KY Inc., (Series 2003), (JPMorgan Chase Bank, N.A. LOC), 0.310%, 11/4/2010	1,370,000
6,100,000		Syracuse, NY IDA, (Series 2005A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/3/2010	6,100,000
12,050,000		Syracuse, NY IDA, (Series 2005B), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/3/2010	12,050,000
14,790,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.280%, 11/4/2010	14,790,000
75,000,000	[1,2]	Texas State, PUTTERs (Series 3812), 0.280%, 11/1/2010	75,000,000
72,000,000		Toronto Dominion Bank, 0.256%, 11/4/2010	72,000,000
30,000,000		Tuscaloosa County, AL IDA, (Series 2009 A), (JPMorgan Chase Bank, N.A. LOC), 0.330%, 11/3/2010	30,000,000
1,845,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.330%, 11/5/2010	1,845,000
520,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.520%, 11/4/2010	520,000
300,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.306%, 11/15/2010	300,500,000
490,800,000		Westpac Banking Corp. Ltd., Sydney, 0.306% - 0.429%, 11/4/2010 - 1/19/2011	490,797,471
2,400,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.600%, 11/4/2010	2,400,000
15,640,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.280%, 11/4/2010	15,640,000
		TOTAL	3,538,034,536
3

Principal Amount			Value
		Finance - Commercial – 0.4%
$50,000,000	[1,2]	Fairway Finance Co. LLC, 0.286%, 11/12/2010	50,000,000
27,100,000		General Electric Capital Corp., 0.590% - 0.916%, 11/1/2010 - 1/7/2011	27,083,664
7,415,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.350%, 11/4/2010	7,415,000
		TOTAL	84,498,664
		TOTAL NOTES — VARIABLE	3,622,533,200
		Repurchase Agreements – 6.8%
90,328,000		Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579.	90,328,000
250,000,000		Interest in $350,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of Montreal will repurchase securities provided as collateral for $350,006,708 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2039 and the market value of those underlying securities was $357,067,490.	250,000,000
1,000,000,000		Interest in $15,675,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $15,675,287,375 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $15,988,793,128.	1,000,000,000
		TOTAL REPURCHASE AGREEMENTS	1,340,328,000
		TOTAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	19,692,631,792
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	40,047,909
		TOTAL NET ASSETS — 100%	$19,732,679,701

Securities that are subject to the federal alternative minimum tax (AMT) represent 0.3% of the portfolio as calculated based upon total market value.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $3,159,419,860, which represented 16.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $3,159,419,860, which represented 16.0% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

4

The following acronyms are used throughout this portfolio:

EDA	— Economic Development Authority
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
LOC	— Letter of Credit
PUTTERs	— Puttable Tax-Exempt Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
5

Federated Prime Management Obligations Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.8%
		Finance - Automotive – 0.6%
$7,416,617	[1,2]	Ford Credit Auto Owner Trust 2010-B, Class A1, 0.505%, 8/15/2011	7,416,618
7,271,018	[1,2]	SMART Series 2010-1US Trust, Class A1, 0.764%, 7/14/2011	7,271,018
		TOTAL	14,687,636
		Finance - Equipment – 0.8%
13,450,601	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class A1, 0.608%, 6/20/2011	13,450,601
5,000,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A1, 0.345%, 10/18/2011	5,000,000
		TOTAL	18,450,601
		Finance - Retail – 1.4%
31,000,000	[1,2,3]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.456%, 11/18/2010	31,000,000
		TOTAL ASSET-BACKED SECURITIES	64,138,237
		Certificates of Deposit – 33.9%
		Finance - Banking – 33.9%
15,000,000		BNP Paribas SA, 0.420%, 2/28/2011	15,000,000
25,000,000	[3]	Bank of Montreal, 0.345%, 11/29/2010	25,000,000
30,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290%, 12/3/2010 - 12/8/2010	30,000,000
45,000,000	[3]	Barclays Bank PLC, 0.506% - 0.556%, 11/22/2010 - 11/25/2010	45,000,000
25,000,000		Barclays Bank PLC, 0.710%, 1/21/2011	25,000,000
120,000,000		Caisse des Depots et Consignations (CDC), 0.400% - 0.630%, 1/7/2011 - 8/15/2011	120,000,929
75,000,000	[3]	Canadian Imperial Bank of Commerce, 0.326%, 11/17/2010	75,000,000
125,000,000		Credit Agricole Corporate and Investment Bank, 0.480% - 0.680%, 11/15/2010 - 3/14/2011	125,000,000
40,000,000		Mizuho Corporate Bank Ltd., 0.280%, 1/4/2011	40,000,000
100,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.356%, 11/15/2010	100,000,000
25,000,000	[3]	Natixis, 0.506%, 11/15/2010	25,000,000
50,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.326%, 11/29/2010	50,000,544
50,000,000		State Street Bank and Trust Co., 0.750%, 12/6/2010	50,000,000
45,000,000		Sumitomo Mitsui Banking Corp., 0.250%, 11/5/2010	45,000,200
		TOTAL CERTIFICATES OF DEPOSIT	770,001,673
		Collateralized Loan Agreements – 12.1%
		Finance - Banking – 12.1%
45,000,000		Banc of America Securities LLC, 0.620%, 11/1/2010	45,000,000
80,000,000		Citigroup Global Markets, Inc., 0.730% - 0.760%, 11/1/2010 - 12/28/2010	80,000,000
50,000,000		Deutsche Bank Securities, Inc., 0.450%, 11/24/2010	50,000,000
25,000,000		RBS Securities, Inc., 0.670%, 11/1/2010	25,000,000
75,000,000		Wells Fargo Securities, LLC, 0.420%, 11/1/2010	75,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	275,000,000
		Commercial Paper – 20.1%;4
		Finance - Automotive – 1.1%
25,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 0.450%, 4/1/2011	24,952,812
		Finance - Banking – 12.3%
35,000,000		BNP Paribas Finance, Inc., 0.370%, 11/5/2010	34,998,561
89,000,000	[1,2]	Danske Corp., Inc., 0.255% - 0.260%, 11/5/2010 - 11/29/2010	88,988,958
80,000,000		ING (U.S.) Funding LLC, 0.320% - 0.360%, 12/15/2010 - 2/14/2011	79,940,133
75,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.400% - 0.650%, 1/19/2011 - 4/14/2011	74,877,188
		TOTAL	278,804,840
		Finance - Commercial – 6.7%
60,000,000	[1,2,3]	Fairway Finance Co. LLC, 0.337%, 11/8/2010	60,000,000
1

Principal Amount			Value
$92,000,000	[1,2]	Versailles Commercial Paper LLC, 0.310%, 11/5/2010	91,996,831
		TOTAL	151,996,831
		TOTAL COMMERCIAL PAPER	455,754,483
		Corporate Bond – 1.0%
		Finance - Commercial – 1.0%
22,000,000		General Electric Capital Corp., 5.000% - 5.500%, 12/1/2010 - 4/28/2011	22,122,745
		Municipal Bond – 0.4%
		Municipal – 0.4%
10,000,000		New York Liberty Development Corporation, (Series 2009A-2), 0.320%, 12/1/2049	10,000,000
		Notes — Variable – 24.5%;3
		Finance - Banking – 21.6%
25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.286%, 11/25/2010	25,000,000
35,000,000		Australia & New Zealand Banking Group, Melbourne, 0.306%, 11/23/2010	35,000,000
30,000,000		Bank of Montreal, 0.256%, 11/4/2010	30,000,000
2,945,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.760%, 11/4/2010	2,945,000
795,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.280%, 11/5/2010	795,000
9,503,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 0.900%, 11/4/2010	9,503,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 0.360%, 11/4/2010	4,350,000
1,975,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 0.950%, 11/4/2010	1,975,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Wells Fargo Bank, N.A. LOC), 0.450%, 11/4/2010	1,500,000
180,000		Franklin County, PA IDA, (Series 2001B) Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/5/2010	180,000
50,000,000		JPMorgan Chase Bank, N.A., 0.255%, 11/29/2010	50,000,000
8,710,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.500%, 11/4/2010	8,710,000
4,700,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 0.900%, 11/4/2010	4,700,000
3,615,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/2/2010	3,615,000
20,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.320%, 11/3/2010	20,000,000
24,525,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thuringen LOC), 0.320%, 11/3/2010	24,525,000
3,635,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 0.300%, 11/4/2010	3,635,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.790%, 1/7/2011	50,000,000
14,100,000		Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.350%, 11/4/2010	14,100,000
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.490%, 11/4/2010	10,000,000
25,000,000		San Jose, CA Financing Authority, (Series 2008A: Civic Center Project), (Union Bank, N.A. LOC), 0.270%, 11/4/2010	25,000,000
1,675,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/2/2010	1,675,000
50,000,000		Toronto Dominion Bank, 0.256%, 11/4/2010	50,000,000
340,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 1.350%, 11/4/2010	340,000
68,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.306%, 11/15/2010	68,000,000
44,000,000		Westpac Banking Corp. Ltd., Sydney, 0.306%, 11/4/2010	44,000,000
		TOTAL	489,548,000
		Government Agency – 1.4%
21,155,000		Fiore Capital LLC, (Series 2005-A), (FHLB of Chicago LOC), 0.300%, 11/4/2010	21,155,000
10,680,000		Tack Capital Co., (FHLB of New York LOC), 0.280%, 11/4/2010	10,680,000
		TOTAL	31,835,000
		Insurance – 1.5%
35,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2), (Assured Guaranty Corp. INS), 0.340%, 11/1/2010	35,000,000
		TOTAL NOTES — VARIABLE	556,383,000
2

Principal Amount		Value
	Repurchase Agreements – 5.2%
$42,297,000	Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579.	42,297,000
75,000,000	Interest in $650,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $650,012,458 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $663,012,711.	75,000,000
	TOTAL REPURCHASE AGREEMENTS	117,297,000
	TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	2,270,697,138
	OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	1,010,950
	TOTAL NET ASSETS — 100%	$2,271,708,088
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $448,124,026, which represented 19.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $448,124,026, which represented 19.7% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LOC	— Letter of Credit
3

Federated Prime Obligations Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 0.5%
		Finance - Automotive – 0.4%
$6,501,976		Ally Auto Receivables Trust 2010-1, Class A1, 0.323%, 4/15/2011	6,501,975
14,870,417		Ally Auto Receivables Trust 2010-3, Class A1, 0.403%, 8/15/2011	14,870,417
13,089,641		AmeriCredit Automobile Receivables Trust 2010-2, Class A1, 0.501%, 6/8/2011	13,089,641
20,707,379		CarMax Auto Owner Trust 2010-2, Class A1, 0.627%, 7/15/2011	20,707,379
52,500,000	[1,2]	Ford Credit Auto Lease Trust 2010-B, Class A1, 0.383%, 11/15/2011	52,500,000
15,769,594		Hyundai Auto Receivables Trust 2010-A, Class A1, 0.398%, 5/16/2011	15,769,594
57,757,714		Hyundai Auto Receivables Trust 2010-B, Class A1, 0.371%, 9/15/2011	57,757,714
		TOTAL	181,196,720
		Finance - Equipment – 0.1%
39,089,282		CNH Equipment Trust 2010-B, Class A1, 0.575%, 9/2/2011	39,089,282
		TOTAL ASSET-BACKED SECURITIES	220,286,002
		Certificates of Deposit – 17.7%
		Finance - Banking – 17.7%
820,000,000		BNP Paribas SA, 0.380% - 0.500%, 2/14/2011 - 4/12/2011	820,000,000
435,700,000		Bank of Montreal, 0.500%, 7/21/2011 - 8/22/2011	435,860,902
2,348,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290% - 0.320%, 11/10/2010 - 2/1/2011	2,348,000,000
467,500,000		Barclays Bank PLC, 0.650% - 0.710%, 1/21/2011 - 1/26/2011	467,500,000
1,362,000,000		Credit Agricole Corporate and Investment Bank, 0.300% - 0.680%, 11/15/2010 - 7/18/2011	1,362,000,000
100,000,000		Deutsche Bank AG, 0.450%, 10/7/2011	100,000,000
100,000,000		Deutsche Bank AG, 0.510%, 10/7/2011	100,000,000
1,577,000,000		Mizuho Corporate Bank Ltd., 0.250% - 0.290%, 11/8/2010 - 1/28/2011	1,577,000,000
223,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	223,000,000
537,000,000		Societe Generale, Paris, 0.300% - 0.550%, 11/23/2010 - 7/22/2011	537,000,305
402,000,000		State Street Bank and Trust Co., 0.350% - 0.750%, 12/6/2010 - 3/10/2011	402,000,000
		TOTAL CERTIFICATES OF DEPOSIT	8,372,361,207
		Collateralized Loan Agreements – 15.8%
		Finance - Banking – 15.8%
374,900,000		BNP Paribas Securities Corp., 0.497%, 11/1/2010	374,900,000
1,025,500,000	[3]	Banc of America Securities LLC, 0.507% - 0.870%, 11/1/2010 - 1/21/2011	1,025,500,000
1,011,000,000		Barclays Capital, Inc., 0.456% - 0.872%, 11/1/2010 - 1/10/2011	1,011,000,000
964,300,000		Citigroup Global Markets, Inc., 0.629% - 0.811%, 11/1/2010 - 12/28/2010	964,300,000
100,000,000		Credit Suisse First Boston LLC, 0.324%, 11/1/2010	100,000,000
1,177,900,000		Deutsche Bank Securities, Inc., 0.416% - 0.679%, 11/1/2010 - 1/12/2011	1,177,900,000
25,000,000		Goldman Sachs & Co., 0.314%, 11/3/2010	25,000,000
1,039,000,000		J.P. Morgan Securities, Inc., 0.416% - 0.578%, 11/1/2010 - 1/25/2011	1,039,000,000
1,167,200,000		RBS Securities, Inc., 0.689%, 11/1/2010	1,167,200,000
572,000,000		Wells Fargo Securities, LLC, 0.406% - 0.426%, 11/1/2010 - 1/25/2011	572,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,456,800,000
		Commercial Paper – 27.2%;4
		Aerospace/Auto – 1.1%
524,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.300% - 0.753%, 12/2/2010 - 4/25/2011	523,346,758
		Diversified – 0.0%
20,000,000		General Electric Co., 0.180%, 11/4/2010	19,999,700
		Finance - Automotive – 1.6%
734,500,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.451% - 0.803%, 12/22/2010 - 4/26/2011	733,303,009
1

Principal Amount			Value
		Finance - Banking – 22.0%
$854,000,000		BNP Paribas Finance, Inc., 0.370% - 0.702%, 11/5/2010 - 3/10/2011	852,781,141
386,000,000		Bank of America Corp., 0.290% - 0.300%, 1/20/2011 - 2/2/2011	385,735,984
730,000,000		Citigroup Funding, Inc., 0.270% - 0.270%, 11/8/2010 - 11/9/2010	729,959,950
423,000,000	[1,2]	Clipper Receivables Company LLC, 0.401% - 0.733%, 1/5/2011 - 3/7/2011	422,482,589
650,000,000		Credit Agricole Corporate and Investment Bank, 0.401% - 0.446%, 11/5/2010 - 12/10/2010	649,833,500
298,000,000		Credit Agricole North America, Inc., 0.320% - 0.411%, 1/10/2011 - 3/21/2011	297,629,856
2,129,000,000	[1,2]	Danske Corp., Inc., 0.250% - 0.260%, 11/5/2010 - 12/2/2010	2,128,658,359
1,834,500,000	[1,2]	Grampian Funding LLC, 0.280% - 0.280%, 11/1/2010 - 11/22/2010	1,834,357,919
2,424,500,000		ING (U.S.) Funding LLC, 0.300% - 0.360%, 12/15/2010 - 2/22/2011	2,422,673,729
25,000,000	[1,2]	Matchpoint Master Trust, 0.300%, 11/24/2010	24,995,208
550,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.431% - 0.652%, 12/22/2010 - 2/14/2011	549,456,736
125,000,000	[1,2]	Surrey Funding Corporation, 0.300% - 0.300%, 1/12/2011 - 2/14/2011	124,906,875
		TOTAL	10,423,471,846
		Finance - Commercial – 0.3%
28,251,000	[1,2]	Market Street Funding LLC, 0.300%, 1/14/2011	28,233,578
87,000,000	[1,2]	Starbird Funding Corp., 0.280% - 0.280%, 11/23/2010 - 11/29/2010	86,983,387
		TOTAL	115,216,965
		Finance - Retail – 2.2%
473,700,000	[1,2]	Alpine Securitization Corp., 0.220% - 0.240%, 11/4/2010 - 11/19/2010	473,658,359
122,000,000	[1,2]	Barton Capital LLC, 0.300%, 1/5/2011	121,933,917
150,000,000	[1,2]	Falcon Asset Securitization Company LLC, 0.300%, 2/1/2011	149,885,000
40,000,000	[1,2]	Salisbury Receivables Company LLC, 0.290%, 11/5/2010	39,998,711
270,000,000	[1,2]	Sheffield Receivables Corp., 0.280% - 0.300%, 11/5/2010 - 1/6/2011	269,963,311
		TOTAL	1,055,439,298
		TOTAL COMMERCIAL PAPER	12,870,777,576
		Corporate Bonds – 1.3%
		Finance - Banking – 1.0%
456,500,000	[3]	JPMorgan Chase Bank, N.A., 0.256%, 11/22/2010	456,500,000
25,000,000	[3]	Wachovia Bank N.A., 0.715%, 11/18/2010	25,000,177
		TOTAL	481,500,177
		Finance - Commercial – 0.3%
3,400,000		General Electric Capital Corp., 4.250%, 12/1/2010	3,409,757
53,000,000		General Electric Capital Corp., 5.000%, 12/1/2010	53,192,115
20,020,000		General Electric Capital Corp., 5.200%, 2/1/2011	20,243,408
45,445,000		General Electric Capital Corp., 5.500%, 4/28/2011	46,480,291
10,000,000		General Electric Capital Corp., 6.125%, 2/22/2011	10,171,601
13,050,000		General Electric Capital Corp., 6.875%, 11/15/2010	13,081,134
		TOTAL	146,578,306
		TOTAL CORPORATE BONDS	628,078,483
		Corporate Note – 0.0%
		Finance - Commercial – 0.0%
1,000,000		General Electric Capital Corp., 5.310%, 2/1/2011	1,010,973
		Government Agency – 0.0%
		Government Agency – 0.0%
6,000,000	[1,2]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Finance Bank) Discount Notes, 0.290%, 11/1/2010	6,000,000
		Municipal Bond – 0.1%
		Municipal – 0.1%
75,000,000		New York Liberty Development Corporation, (Series 2009A-2), 0.320%, 12/1/2049	75,000,000
2

Principal Amount			Value
		Notes — Variable – 24.6%;3
		Electrical Equipment – 0.0%
$1,580,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.320%, 11/4/2010	1,580,000
		Finance - Banking – 22.5%
2,435,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.320%, 11/4/2010	2,435,000
231,600,000		Bank of Montreal, 0.256%, 11/4/2010	231,600,000
300,000,000		Bank of Montreal, 0.266%, 11/15/2010	300,000,000
500,000,000		Bank of Montreal, 0.345%, 11/29/2010	500,000,000
100,000,000		Bank of Montreal, 0.345%, 11/29/2010	100,000,000
75,000,000		Bank of Montreal, 0.345%, 11/29/2010	75,000,000
267,500,000		Bank of Montreal, 0.346%, 11/26/2010	267,500,000
250,000,000		Bank of Montreal, 0.406%, 11/26/2010	250,000,000
100,000,000		Barclays Bank PLC, 0.476%, 11/26/2010	100,000,000
112,000,000		Barclays Bank PLC, 0.506%, 11/22/2010	112,000,000
138,000,000		Barclays Bank PLC, 0.556%, 11/26/2010	138,000,000
350,000,000		Barclays Bank PLC, 0.587%, 11/5/2010	350,000,000
8,035,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.760%, 11/4/2010	8,035,000
4,215,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.280%, 11/5/2010	4,215,000
30,475,000		California Health Facilities Financing Authority, (Series 2008G), (Bank of America N.A. LOC), 0.260%, 11/3/2010	30,475,000
22,000,000		California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.280%, 11/4/2010	22,000,000
12,625,000		Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.280%, 11/4/2010	12,625,000
600,000,000		Canadian Imperial Bank of Commerce, 0.326%, 11/17/2010	600,000,000
6,545,000		Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate , LLC Project, (Wells Fargo Bank, N.A. LOC), 0.330%, 11/4/2010	6,545,000
5,370,000		Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.330%, 11/4/2010	5,370,000
342,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.410%, 11/4/2010	342,000
923,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 0.410%, 11/4/2010	923,000
526,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.410%, 11/4/2010	526,000
600,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 0.410%, 11/4/2010	600,000
843,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.340%, 11/4/2010	843,000
1,069,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.340%, 11/4/2010	1,069,000
3,207,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/4/2010	3,207,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.510%, 11/3/2010	2,350,000
93,100,000		Charlotte, NC Water & Sewer System, (Series 2006B), 0.270%, 11/4/2010	93,100,000
6,750,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.330%, 11/5/2010	6,750,000
5,240,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.590%, 11/4/2010	5,240,000
580,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.560%, 11/4/2010	580,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.280%, 11/4/2010	7,425,000
6,055,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wells Fargo Bank, N.A. LOC), 0.330%, 11/4/2010	6,055,000
34,500,000		Cook County, IL, (Series 2002 A), 0.260%, 11/3/2010	34,500,000
2,315,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 0.430%, 11/4/2010	2,315,000
28,400,000		Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.270%, 11/4/2010	28,400,000
400,000,000		Deutsche Bank AG, 0.461%, 11/12/2010	400,000,000
7,400,000		District of Columbia Revenue, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/4/2010	7,400,000
25,910,000	[1,2]	Elsinore Valley, CA Municipal Water District, Solar Eclipse (Series 2007-69), (U.S. Bank, N.A. LOC), 0.260%, 11/4/2010	25,910,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.340%, 11/3/2010	33,900,000
35,780,000		Gregg County, TX HFDC, (Series 2006B), (JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/1/2010	35,780,000
30,300,000		Illinois Development Finance Authority IDB, 0.250%, 11/3/2010	30,300,000
12,715,000		Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2010	12,715,000
60,000,000		Illinois Finance Authority, (Series 2008), (U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	60,000,000
21,700,000		Illinois Finance Authority, (Series 2008D), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/4/2010	21,700,000
3

Principal Amount			Value
$31,895,000		Illinois Finance Authority, Refunding Bonds (Series 2006A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/3/2010	31,895,000
51,670,000		Illinois Health Facilities Authority, (Series 2003), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2010	51,670,000
22,020,000		Indiana Health & Educational Facility Financing Authority, (Series 2005D), (Branch Banking & Trust Co. LOC), 0.260%, 11/3/2010	22,020,000
24,100,000		Indiana State Finance Authority (Health System Bonds), (Series2008H), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/3/2010	24,100,000
12,570,000		Iowa 80 Group, Inc., (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.290%, 12/1/2010	12,570,000
400,500,000		JPMorgan Chase Bank, N.A., 0.255%, 11/29/2010	400,499,702
18,250,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.300%, 11/3/2010	18,250,000
20,650,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.300%, 11/3/2010	20,650,000
2,000,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.330%, 11/3/2010	2,000,000
1,330,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.330%, 11/3/2010	1,330,000
150,000,000		Lloyds TSB Bank PLC, London, 0.757%, 11/8/2010	150,000,000
49,485,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2010	49,485,000
61,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-7), 0.240%, 11/4/2010	61,000,000
370,000		Madison, WI CDA, (Series 1997-B) Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 0.460%, 11/4/2010	370,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C), (Wells Fargo Bank, N.A. LOC), 0.270%, 11/4/2010	57,440,000
33,590,000		Michigan Higher Education Facilities Authority, (Series 2008A), (Wells Fargo Bank, N.A. LOC), 0.230%, 11/4/2010	33,590,000
8,710,000		Michigan State Hospital Finance Authority, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/3/2010	8,710,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.560%, 11/4/2010	10,000,000
14,000,000		Missouri State HEFA, (Series 2008B), (Bank of America N.A. LOC), 0.290%, 11/3/2010	14,000,000
35,510,000		Municipal Gas Authority of Georgia, (Series A) Gas Portfolio III Project, (Wells Fargo Bank, N.A. LOC), 0.280%, 11/1/2010	35,510,000
482,000,000		National Australia Bank Ltd., Melbourne, 0.316%, 11/10/2010	482,000,000
433,000,000		National Australia Bank Ltd., Melbourne, 0.356%, 11/15/2010	433,000,000
12,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2009V-4), (Bank of America N.A. LOC), 0.260%, 11/3/2010	12,000,000
17,400,000		New York City, NY, (Fiscal 1995 (Series F-3), (JPMorgan Chase Bank, N.A. LOC), 0.270%, 11/3/2010	17,400,000
49,080,000		New York City, NY, (Fiscal 2004 (Series H-6), (Bank of America N.A. LOC), 0.270%, 11/3/2010	49,080,000
82,145,000		New York City, NY, (Fiscal 2006 (Series E-3), (Bank of America N.A. LOC), 0.220%, 11/4/2010	82,145,000
40,000,000		New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.260%, 11/3/2010	40,000,000
67,035,000		New York State HFA, 320 West 38th Street Housing Revenue Bonds (Series 2009A), (Wells Fargo Bank, N.A. LOC), 0.260%, 11/3/2010	67,035,000
66,300,000		North Broward Florida Hospital District, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.230%, 11/4/2010	66,300,000
10,835,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.280%, 11/4/2010	10,835,000
28,000,000		North Texas Tollway Authority, (Series 2009D), (JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/3/2010	28,000,000
75,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2010	75,800,000
5,095,000		Palm Desert Financing Authority, Emergency Independence Progam (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.330%, 11/4/2010	5,095,000
19,200,000		Philadelphia, PA School District, (Series 2008 B-2), (Wells Fargo Bank, N.A. LOC), 0.270%, 11/4/2010	19,200,000
5,900,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.260%, 11/3/2010	5,900,000
17,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2010	17,220,000
9,125,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.350%, 11/4/2010	9,125,000
450,000,000		Rabobank Nederland NV, Utrecht, 0.326%, 11/29/2010	450,004,894
565,000,000		Rabobank Nederland NV, Utrecht, 0.336%, 11/18/2010	565,000,000
400,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.790%, 1/7/2011	400,000,000
13,335,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A), (Bank of America N.A. LOC), 0.270%, 11/4/2010	13,335,000
20,000,000		Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), (Union Bank, N.A. LOC), 0.260%, 11/3/2010	20,000,000
19,000,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), 0.230%, 11/3/2010	19,000,000
17,550,000		Rochester, MN Health Care Facility Authority, (Series B), 0.230%, 11/3/2010	17,550,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.490%, 11/4/2010	19,000,000
22,000,000		San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/3/2010	22,000,000
4

Principal Amount			Value
$33,600,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 36A), (Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2010	33,600,000
23,350,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/4/2010	23,350,000
2,875,000		Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.330%, 11/3/2010	2,875,000
300,000,000		Societe Generale, Paris, 0.574%, 11/3/2010	300,000,000
27,350,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3), (Wells Fargo Bank, N.A. LOC), 0.250%, 11/3/2010	27,350,000
9,645,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.350%, 11/4/2010	9,645,000
975,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.480%, 11/4/2010	975,000
15,000,000		Syracuse, NY IDA, (Series 2005A), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/3/2010	15,000,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.260%, 11/3/2010	25,000,000
23,560,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.260%, 11/3/2010	23,560,000
100,000,000	[1,2]	Texas State, PUTTERs (Series 3812), 0.280%, 11/1/2010	100,000,000
17,910,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.280%, 11/4/2010	17,910,000
600,000,000		Toronto Dominion Bank, 0.256%, 11/4/2010	600,000,000
150,000,000		Toronto Dominion Bank, 0.256%, 11/9/2010	150,000,000
1,000,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2010	1,000,000
27,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009B), (U.S. Bank, N.A. LOC), 0.230%, 11/4/2010	27,800,000
482,000,000		Westpac Banking Corp. Ltd., Sydney, 0.297%, 11/4/2010	482,000,000
500,000,000		Westpac Banking Corp. Ltd., Sydney, 0.306%, 11/12/2010	500,000,000
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.347%, 11/12/2010	400,000,000
7,795,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.260%, 11/4/2010	7,795,000
		TOTAL	10,636,704,596
		Finance - Commercial – 1.1%
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.286%, 11/19/2010	25,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.297%, 11/8/2010	50,000,000
100,000,000	[1,2]	Fairway Finance Co. LLC, 0.346%, 11/16/2010	99,998,771
80,000,000	[1,2]	Fairway Finance Co. LLC, 0.347%, 11/9/2010	79,999,170
45,000,000	[1,2]	Fairway Finance Co. LLC, 0.346%, 11/17/2010	45,000,000
134,580,000		General Electric Capital Corp., 0.378%, 1/28/2011	134,609,084
62,546,000		General Electric Capital Corp., 0.916%, 11/1/2010	62,615,787
27,475,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 0.500%, 11/4/2010	27,475,000
14,590,000		The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.440%, 11/4/2010	14,590,000
		TOTAL	539,287,812
		Government Agency – 0.3%
25,375,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.310%, 11/4/2010	25,375,000
14,700,000		California HFA, (Series 2005F), 0.280%, 11/3/2010	14,700,000
8,245,000		California HFA, (Series 2006 B), 0.250%, 11/3/2010	8,245,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.230%, 11/4/2010	36,020,000
4,505,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.400%, 11/4/2010	4,505,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.380%, 11/4/2010	8,290,000
33,735,000		Michigan Higher Education Facilities Authority, (Series 2008B), (FHLB of Boston LOC), 0.230%, 11/4/2010	33,735,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 0.350%, 11/4/2010	17,725,000
		TOTAL	148,595,000
		Insurance – 0.4%
41,130,000	[1,2]	Chicago, IL Board of Education, (Series 2008-C6), (Insured by Assured Guaranty Corp.), 0.270%, 11/3/2010	41,130,000
60,565,000		Missouri State HEFA, (Series 2005C-4), (Insured by Assured Guaranty Municipal Corp.), 0.280%, 11/3/2010	60,565,000
14,400,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-IV), (Insured by Assured Guaranty Corp.), 0.220%, 11/3/2010	14,400,000
51,785,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds), (Insured by Assured Guaranty Municipal Corp.), 0.280%, 11/4/2010	51,785,000
		TOTAL	167,880,000
5

Principal Amount		Value
	Municipal – 0.3%
$130,000,000	South Carolina State Public Service Authority (Santee Cooper), (Series A), 0.506%, 11/15/2010	130,000,000
	TOTAL NOTES — VARIABLE	11,624,047,408
	Time Deposit – 3.8%
	Finance - Banking – 3.8%
300,000,000	Societe Generale, Paris, 0.200%, 11/1/2010	300,000,000
1,500,000,000	Svenska Handelsbanken, Stockholm, 0.200%, 11/1/2010	1,500,000,000
	TOTAL TIME DEPOSIT	1,800,000,000
	Repurchase Agreements – 8.1%
517,000,000	Interest in $2,097,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,097,040,193 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2040 and the market value of those underlying securities was $2,159,664,310.	517,000,000
800,379,000	Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579.	800,379,000
2,500,000,000	Interest in $15,675,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $15,675,287,375 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $15,988,793,128.	2,500,000,000
	TOTAL REPURCHASE AGREEMENTS	3,817,379,000
	TOTAL INVESTMENTS — 99.1% (AT AMORTIZED COST)[5]	46,871,740,649
	OTHER ASSETS AND LIABILITIES - NET — 0.9%[6]	435,487,143
	TOTAL NET ASSETS — 100%	$47,307,227,792
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $6,631,595,154, which represented 14.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $6,631,595,154, which represented 14.0% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

6

The following acronyms are used throughout this portfolio:

CDA	— Community Development Authority
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PUTTERs	— Puttable Tax-Exempt Receipts

7

Federated Prime Value Obligations Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 3.0%
		Finance - Automotive – 0.8%
$3,320,276	[1]	Fleet Leasing Receivables Trust 2010-1, Class A1-B, 0.469%, 2/15/2011	3,320,276
9,888,824	[1,2]	Ford Credit Auto Owner Trust 2010-B, Class A1, 0.505%, 8/15/2011	9,888,824
45,080,312	[1,2]	SMART Series 2010-1US Trust, Class A1, 0.764%, 7/14/2011	45,080,312
		TOTAL	58,289,412
		Finance - Equipment – 1.8%
18,298,260	[1,2]	CIT Equipment Collateral 2010-VT1, Class A1, 0.344%, 3/15/2011	18,298,260
30,000,000	[1,2]	GE Equipment Midticket LLC (Series 2010-1), Class A1, 0.350%, 9/14/2011	30,000,000
35,526,304	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class A1, 0.608%, 6/20/2011	35,526,304
45,000,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A1, 0.345%, 10/18/2011	45,000,000
		TOTAL	128,824,564
		Finance - Retail – 0.4%
30,000,000	[1,2]	Arkle Master Issuer PLC 2010-1, Class 1A, 0.456%, 5/17/2011	30,000,000
		TOTAL ASSET-BACKED SECURITIES	217,113,976
		Certificates of Deposit – 18.4%
		Finance - Banking – 18.4%
50,000,000		BNP Paribas SA, 0.500%, 2/14/2011	50,000,000
385,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.290% - 0.320%, 11/10/2010 - 12/27/2010	385,000,000
40,000,000		Barclays Bank PLC, 0.710%, 1/21/2011	40,000,000
200,000,000		Caisse des Depots et Consignations (CDC), 0.630%, 8/15/2011	200,000,000
281,500,000		Credit Agricole Corporate and Investment Bank, 0.300% - 0.680%, 11/15/2010 - 3/14/2011	281,500,000
100,000,000		Deutsche Bank AG, 0.450% - 0.510%, 10/7/2011	100,000,000
50,000,000		Mizuho Corporate Bank Ltd., 0.250%, 11/8/2010	50,000,000
80,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	80,000,000
115,000,000		Societe Generale, Paris, 0.400% - 0.410%, 4/7/2011 - 4/8/2011	115,000,000
45,000,000		Sumitomo Mitsui Banking Corp., 0.250%, 11/5/2010	45,000,200
		TOTAL CERTIFICATES OF DEPOSIT	1,346,500,200
		Collateralized Loan Agreements – 14.0%
		Finance - Banking – 14.0%
40,000,000		Banc of America Securities LLC, 0.500%, 11/1/2010	40,000,000
50,000,000		Barclays Capital, Inc., 0.450%, 11/29/2010	50,000,000
320,000,000		Citigroup Global Markets, Inc., 0.620% - 0.800%, 11/1/2010 - 12/28/2010	320,000,000
175,000,000		Deutsche Bank Securities, Inc., 0.410% - 0.670%, 11/1/2010 - 1/12/2011	175,000,000
50,000,000		J.P. Morgan Securities, Inc., 0.570%, 12/21/2010	50,000,000
90,000,000		Mizuho Securities USA, Inc., 0.370%, 11/1/2010	90,000,000
125,000,000		RBS Securities, Inc., 0.670%, 11/1/2010	125,000,000
175,000,000		Wells Fargo Securities, LLC, 0.426%, 11/1/2010	175,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,025,000,000
		Commercial Paper – 19.3%;3
		Aerospace/Auto – 0.9%
30,200,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.380% - 0.400%, 11/5/2010 - 11/16/2010	30,195,311
37,680,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.350% - 0.360%, 11/4/2010	37,678,870
		TOTAL	67,874,181
		Consumer Products – 0.1%
8,240,000		Clorox Co., 0.380%, 11/24/2010	8,237,999
		Finance - Banking – 12.4%
75,000,000		BNP Paribas Finance, Inc., 0.700%, 1/14/2011	74,892,083
1

Principal Amount			Value
$150,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.260%, 11/2/2010	149,998,917
50,000,000		Bank of America Corp., 0.290%, 2/2/2011	49,962,542
50,000,000	[1,2]	Danske Corp., Inc., 0.260%, 12/2/2010	49,988,806
139,600,000	[1,2]	Grampian Funding LLC, 0.280%, 11/8/2010 - 11/15/2010	139,586,955
368,000,000		ING (U.S.) Funding LLC, 0.300% - 0.360%, 12/15/2010 - 2/16/2011	367,704,234
75,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.430%, 2/14/2011	74,905,937
		TOTAL	907,039,474
		Finance - Commercial – 5.1%
370,000,000	[1,2]	Versailles Commercial Paper LLC, 0.310%, 11/5/2010 - 11/18/2010	369,963,291
		Machinery/Equipment/Auto – 0.5%
38,250,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. SA), 0.360% - 0.390%, 11/12/2010 - 12/10/2010	38,238,325
		Packaging & Containers – 0.3%
19,900,000		Bemis Co., Inc., 0.400%, 11/5/2010	19,899,116
		TOTAL COMMERCIAL PAPER	1,411,252,386
		Corporate Bonds – 2.5%
		Finance - Banking – 2.1%
150,000,000		JPMorgan Chase Bank, N.A., 0.256%, 11/22/2011	150,000,000
		Finance - Commercial – 0.4%
30,000,000		General Electric Capital Corp., 5.000%, 12/1/2010	30,109,442
		TOTAL CORPORATE BONDS	180,109,442
		Municipal Bond – 0.4%
		Municipal – 0.4%
26,000,000		New York Liberty Development Corporation, (Series 2009A-2), 0.320%, 12/1/2049	26,000,000
		Notes — Variable – 38.5%;4
		Chemicals – 0.7%
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), (GTD by Air Products & Chemicals, Inc.), 0.700%, 11/3/2010	12,500,000
15,000,000		Louisiana Public Facilities Authority, (Series 2007A), 0.400%, 11/1/2010	15,000,000
5,000,000		Louisiana Public Facilities Authority, (Series 2008C), 0.400%, 11/1/2010	5,000,000
10,000,000		Louisiana Public Facilities Authority, (Series 2010), 0.420%, 11/3/2010	10,000,000
11,400,000		Michigan Strategic Fund, (Series 2007), 0.420%, 11/1/2010	11,400,000
		TOTAL	53,900,000
		Finance - Banking – 34.2%
3,910,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	3,910,000
13,095,000		Advance Packaging Corp., (Series 2006), (Fifth Third Bank, Cincinnati LOC), 0.500%, 11/4/2010	13,095,000
50,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.320%, 11/4/2010	50,000
2,275,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 0.580%, 11/4/2010	2,275,000
250,000,000		Australia & New Zealand Banking Group, Melbourne, 0.280% - 0.306%, 11/23/2010 - 11/29/2010	250,000,000
100,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.286%, 11/25/2010	100,000,000
20,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.336%, 11/22/2010	20,000,000
900,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	900,000
50,000,000		Bank of Montreal, 0.346%, 11/26/2010	50,000,000
3,800,000		Baramax LLC, (Series 2002), (TD Bank, N.A. LOC), 0.400%, 11/3/2010	3,800,000
236,500,000		Barclays Bank PLC, 0.476% - 0.587%, 11/5/2010 - 11/26/2010	236,500,000
6,040,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/2/2010	6,040,000
12,720,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.530%, 11/4/2010	12,720,000
11,402,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 0.900%, 11/4/2010	11,402,000
24,300,000		California State, (Series 2004 B-4), (Citibank NA, New York LOC), 0.230%, 11/4/2010	24,300,000
100,000,000		Canadian Imperial Bank of Commerce, 0.326%, 11/17/2010	100,000,000
6,465,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.500%, 11/4/2010	6,465,000
2

Principal Amount			Value
$5,345,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 0.650%, 11/3/2010	5,345,000
5,610,000		Capital Markets Access Co. LC, (Series 2006K), ESC Properties, LLC., (Compass Bank, Birmingham LOC), 0.730%, 11/4/2010	5,610,000
356,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/4/2010	356,000
10,925,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.350%, 11/4/2010	10,925,000
4,250,000		Century Drive Associates, (Series 2001), (TD Bank, N.A. LOC), 0.350%, 11/3/2010	4,250,000
4,950,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/2/2010	4,950,000
60,000,000	[1,2]	Commonwealth Bank of Australia, 0.292%, 12/8/2010	60,002,065
765,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 0.710%, 11/4/2010	765,000
5,835,000		DJD Investments, LLC, (Series 2004), (RBC Bank (USA) LOC), 0.350%, 11/4/2010	5,835,000
4,070,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/2/2010	4,070,000
100,000,000		Deutsche Bank AG, 0.461%, 11/12/2010	100,000,000
985,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/5/2010	985,000
1,545,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/5/2010	1,545,000
6,000,000		FT Northport, LLC, (Series 2004), (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	6,000,000
27,945,000		Florida State Municipal Power Agency, (Series 2008E), (SunTrust Bank LOC), 0.340%, 11/1/2010	27,945,000
9,340,000		Frogtown LLC, (Series 2004), (Comerica Bank LOC), 0.600%, 11/4/2010	9,340,000
11,860,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.580%, 11/4/2010	11,860,000
2,135,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/5/2010	2,135,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (SunTrust Bank LOC), 0.650%, 11/3/2010	16,700,000
1,185,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	1,185,000
820,000		Guilford Capital LLC, (Series 2002 – D), (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	820,000
2,120,000		Guilford Capital LLC, (Series 2002 – E), (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	2,120,000
3,745,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/2/2010	3,745,000
3,780,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	3,780,000
3,825,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	3,825,000
141,000,000		JPMorgan Chase Bank, N.A., 0.255%, 11/29/2010	141,000,000
4,360,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.610%, 11/5/2010	4,360,000
6,010,000		Life Tabernacle of Houston, Inc., (Series 2006), (Regions Bank, Alabama LOC), 1.260%, 11/4/2010	6,010,000
25,000,000		Lloyds TSB Bank PLC, London, 0.757%, 11/8/2010	25,000,000
8,425,000		Marsh Enterprises, L.L.C., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.500%, 11/4/2010	8,425,000
18,190,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/2/2010	18,190,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/2/2010	16,000,000
3,535,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/2/2010	3,535,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/4/2010	3,000,000
175,000,000		National Australia Bank Ltd., Melbourne, 0.316% - 0.356%, 11/10/2010 - 11/15/2010	175,000,000
47,000,000		Natixis, 0.506%, 11/15/2010	47,000,000
8,800,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 0.320%, 11/3/2010	8,800,000
65,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.320%, 11/3/2010	65,000,000
40,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.320%, 11/3/2010	40,000,000
8,295,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thuringen LOC), 0.320%, 11/3/2010	8,295,000
15,745,000		Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.360%, 11/1/2010	15,745,000
125,000,000		Rabobank Nederland NV, Utrecht, 0.336%, 11/18/2010	125,000,000
100,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 1.790%, 1/7/2011	100,000,000
4,555,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 2.100%, 11/4/2010	4,555,000
9,985,000		Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.350%, 11/4/2010	9,985,000
6,155,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.470%, 11/4/2010	6,155,000
18,325,000		Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.280%, 11/4/2010	18,325,000
2,895,000		St. James United Methodist Church of Montgomery, AL, (Series 2007), (Regions Bank, Alabama LOC), 1.250%, 11/4/2010	2,895,000
3

Principal Amount			Value
$8,300,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/5/2010	8,300,000
6,950,000		Test Associates, (Series 2002), (Fulton Bank LOC), 2.100%, 11/4/2010	6,950,000
100,000,000		Toronto Dominion Bank, 0.256%, 11/9/2010	100,000,000
7,135,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.280%, 11/4/2010	7,135,000
484,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 0.560%, 11/4/2010	484,000
8,475,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 2.100%, 11/4/2010	8,475,000
5,815,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/5/2010	5,815,000
185,900,000		Westpac Banking Corp. Ltd., Sydney, 0.306%, 11/4/2010 - 11/12/2010	185,900,000
163,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.306%, 11/15/2010	163,000,000
7,610,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.530%, 11/3/2010	7,610,000
5,140,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/3/2010	5,140,000
7,185,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.300%, 11/4/2010	7,185,000
3,000,000		York County, PA IDA, (Series 2003-B), (Assured Guaranty Municipal Corp. INS), 3.000%, 11/4/2010	3,000,000
		TOTAL	2,496,819,065
		Finance - Commercial – 1.7%
120,811,000		General Electric Capital Corp., 0.916%, 11/1/2010	120,950,615
		Finance - Retail – 0.6%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.811%, 11/15/2010	43,000,000
		Government Agency – 0.6%
5,245,000		Cunat Capital Corp., (Series 2007), (FHLB of Chicago LOC), 0.270%, 11/4/2010	5,245,000
35,520,000		Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.300%, 11/4/2010	35,520,000
3,925,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 0.350%, 11/4/2010	3,925,000
		TOTAL	44,690,000
		Insurance – 0.7%
50,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-2), (Assured Guaranty Municipal Corp. INS), 0.360%, 11/3/2010	50,000,000
		TOTAL NOTES — VARIABLE	2,809,359,680
		Repurchase Agreements – 3.9%
97,855,000		Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579.	97,855,000
185,000,000		Interest in $650,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $650,012,458 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $663,012,711.	185,000,000
		TOTAL REPURCHASE AGREEMENTS	282,855,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	7,298,190,684
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	702,743
		TOTAL NET ASSETS — 100%	$7,298,893,427
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $1,475,766,516, which represented 20.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $1,472,446,240, which represented 20.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at October 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Fleet Leasing Receivables Trust 2010-1, Class A1-B, 0.469%, 2/15/2011	1/25/2010	$3,320,276	$3,320,276

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4

4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
LOC	— Letter of Credit
5

Federated Tax-Free Obligations Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 102.3%;1,2
		Alabama – 6.5%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.280%, 11/4/2010	6,000,000
20,815,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	20,815,000
40,000,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.290%, 11/5/2010	40,000,000
23,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.280%, 11/4/2010	23,000,000
17,550,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.350%, 11/4/2010	17,550,000
4,000,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.670%, 11/4/2010	4,000,000
3,040,000		Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/4/2010	3,040,000
181,200,000		Lower Alabama Gas District, (Series 2007A: Gas Supply Revenue Bonds) Weekly VRDNs (Societe Generale, Paris LIQ), 0.270%, 11/4/2010	181,200,000
1,750,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.490%, 11/5/2010	1,750,000
78,960,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.280%, 11/4/2010	78,960,000
3,000,000		Mobile, AL Downtown Redevelopment Authority, (Series 2009) Weekly VRDNs (Austal USA, LLC)/(Westpac Banking Corp. Ltd., Sydney LOC), 0.270%, 11/4/2010	3,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.300%, 11/1/2010	12,000,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.00% TOBs (Alabama Power Co.), Mandatory Tender 8/16/2011	31,000,000
3,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2010-B) Weekly VRDNs (Infirmary Health Systems, Inc.)/(Deutsche Bank AG LOC), 0.250%, 11/3/2010	3,000,000
2,200,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.280%, 11/4/2010	2,200,000
134,818,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.300%, 11/1/2010	134,818,000
13,265,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	13,265,000
20,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 11/3/2010	20,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.370%, 11/3/2010	10,000,000
1,800,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.580%, 11/4/2010	1,800,000
7,310,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.380%, 11/4/2010	7,310,000
43,695,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	43,695,000
		TOTAL	658,403,000
		Alaska – 1.2%
75,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.300%, 11/4/2010	75,000,000
19,250,000		Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.260%, 11/4/2010	19,250,000
28,620,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.270%, 11/4/2010	28,620,000
		TOTAL	122,870,000
		Arizona – 0.8%
3,000,000		Ak-Chin Indian Community, AZ, (Series 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 11/4/2010	3,000,000
1,775,000		Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson Electric Power Co.)/(Royal Bank of Scotland NV LOC), 0.290%, 11/3/2010	1,775,000
1,000,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 11/4/2010	1,000,000

Principal Amount			Value
$3,310,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 11/4/2010	3,310,000
2,250,000		Arizona Health Facilities Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.260%, 11/3/2010	2,250,000
1,800,000		Arizona Health Facilities Authority, (Series 2004) Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2010	1,800,000
5,000,000		Glendale, AZ IDA, (Series 2008) Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 0.280%, 11/4/2010	5,000,000
9,750,000		Maricopa County, AZ School District No. 48 (Scottsdale USD), (Series 2010), 2.50% Bonds, 7/1/2011	9,880,626
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.290%, 11/3/2010	6,750,000
2,555,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.500%, 11/4/2010	2,555,000
3,410,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.430%, 11/4/2010	3,410,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.280%, 11/4/2010	3,345,000
3,735,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 0.330%, 11/3/2010	3,735,000
4,835,000		Yavapai County, AZ Highway Construction, Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.430%, 11/4/2010	4,835,000
2,300,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008A) Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 0.280%, 11/4/2010	2,300,000
28,945,000	[3,4]	Yuma, AZ Municipal Property Corp., Solar Eclipse (2007-0115) Weekly VRDNs (Yuma, AZ)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	28,945,000
		TOTAL	83,890,626
		Arkansas – 0.2%
18,835,000		Fayetteville, AR Public Facilities Board, (Series 2002) Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 0.300%, 11/4/2010	18,835,000
		California – 6.0%
18,800,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.290%, 11/1/2010	18,800,000
91,975,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.290%, 11/4/2010	91,975,000
8,060,000		California Educational Facilities Authority, (2008 Series B) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.350%, 11/1/2010	8,060,000
10,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.310%, 11/4/2010	10,000,000
22,100,000		California Health Facilities Financing Authority, (Series 2004K) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.280%, 11/3/2010	22,100,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.280%, 11/4/2010	6,250,000
9,000,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.360%, 11/1/2010	9,000,000
34,800,000		California State, (Series 2004 A-10) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.290%, 11/4/2010	34,800,000
68,930,000		California State, (Series 2004 A-7) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.280%, 11/4/2010	68,930,000
5,000,000		California State, (Series 2005B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.260%, 11/3/2010	5,000,000
27,160,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/2/2010	27,160,000
31,216,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/8/2010	31,216,000
12,349,000		California State, GO Tax Exempt Notes, 0.39% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 12/1/2010	12,349,000
39,320,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/5/2010	39,320,000

Principal Amount			Value
$22,000,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/9/2010	22,000,000
13,396,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 12/1/2010	13,396,000
4,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.320%, 11/4/2010	4,500,000
32,860,000		California Statewide CDA, (Series C) Weekly VRDNs (Los Angeles County Museum of Art)/(Wells Fargo Bank, N.A. LOC), 0.290%, 11/3/2010	32,860,000
16,865,000	[3,4]	Coast CCD, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.290%, 11/4/2010	16,865,000
24,965,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 11/4/2010	24,965,000
10,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.280%, 11/4/2010	10,000,000
52,400,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.320%, 11/4/2010	52,400,000
11,170,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank, N.A. LOC), 0.290%, 11/4/2010	11,170,000
11,250,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.290%, 11/4/2010	11,250,000
24,000,000		Regents of University of California, (Series A), 0.32% CP, Mandatory Tender 3/10/2011	24,000,000
		TOTAL	608,366,000
		Colorado – 1.4%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.290%, 11/4/2010	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.290%, 11/4/2010	6,510,000
13,980,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.300%, 11/3/2010	13,980,000
23,230,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.400%, 11/4/2010	23,230,000
15,150,000		Colorado Educational & Cultural Facilities Authority, (Series 2008) Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 0.400%, 11/4/2010	15,150,000
17,065,000		Colorado Educational & Cultural Facilities Authority, (Series A-8) Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.280%, 11/1/2010	17,065,000
2,325,000		Colorado Educational & Cultural Facilities Authority, (Series A4) Daily VRDNs (National Jewish Federation)/(Bank of America N.A. LOC), 0.280%, 11/1/2010	2,325,000
2,065,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 11/4/2010	2,065,000
10,580,000		Colorado HFA, (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.270%, 11/3/2010	10,580,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.290%, 11/4/2010	8,625,000
11,765,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.280%, 11/4/2010	11,765,000
21,305,000	[3,4]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	21,305,000
		TOTAL	137,435,000
		Connecticut – 0.5%
21,800,000	[3,4]	Connecticut State Health & Educational Facilities, EAGLES (Series 72005-3031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.280%, 11/4/2010	21,800,000
13,000,000	[3,4]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.290%, 11/4/2010	13,000,000
2,500,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.350%, 11/4/2010	2,500,000
10,000,000		New Britain, CT, 1.75% BANs, 3/29/2011	10,052,451
		TOTAL	47,352,451
		Delaware – 0.1%
6,705,000		Delaware EDA, (Series 2007) Weekly VRDNs (Delaware Hospice, Inc.)/(PNC Bank, N.A. LOC), 0.280%, 11/4/2010	6,705,000

Principal Amount			Value
		District of Columbia – 0.5%
$4,500,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 11/5/2010	4,500,000
1,640,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	1,640,000
7,050,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (American Educational Research Association)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/4/2010	7,050,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	4,000,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.280%, 11/4/2010	26,665,000
8,200,000	[3,4]	Washington, DC Convention Center Authority, Stage Trust (Series 25C), 0.37% TOBs (Convention Center Authority)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/28/2011	8,200,000
		TOTAL	52,055,000
		Florida – 7.3%
4,755,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.280%, 11/3/2010	4,755,000
42,020,000		Broward County, FL School District, COPs (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.280%, 11/4/2010	42,020,000
2,500,000		Broward County, FL School District, COPs (Series 2006B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.280%, 11/4/2010	2,500,000
28,375,000	[3,4]	Broward County, FL, Clipper Floater Certificates (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.310%, 11/4/2010	28,375,000
10,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.280%, 11/4/2010	10,000,000
33,835,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.290%, 11/4/2010	33,835,000
19,785,000		Charlotte County, FL, (Series 2003B) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.290%, 11/4/2010	19,785,000
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, 11/4/2010	18,000,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/4/2010	10,000,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/4/2010	17,000,000
13,250,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.280%, 11/3/2010	13,250,000
15,550,000	[3,4]	Florida State Board of Education, (PZ-198), 0.45% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/6/2011	15,550,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.270%, 11/3/2010	4,705,000
8,000,000		Highlands County, FL Health Facilities Authority, (Series 2005G) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	8,000,000
27,750,000		Highlands County, FL Health Facilities Authority, (Series 2006A-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.280%, 11/4/2010	27,750,000
25,000,000		Indian River County School District, FL, (Series 2010), 2.00% TANs, 6/30/2011	25,263,877
14,760,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.280%, 11/3/2010	14,760,000
3,790,000		Miami, FL Health Facilities Authority, Health Facilities Refunding Revenue Bonds (Series 1998) Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 0.270%, 11/3/2010	3,790,000
6,000,000		Miami-Dade County, FL IDA, (Series 2000) Weekly VRDNs (Gulliver Schools)/(Bank of America N.A. LOC), 0.400%, 11/4/2010	6,000,000
5,300,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	5,300,000
11,925,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Lake Highland Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.350%, 11/4/2010	11,925,000
7,500,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank LIQ), 0.300%, 11/4/2010	7,500,000
4,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E) Weekly VRDNs (Orlando Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/3/2010	4,500,000
31,060,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 11/4/2010	31,060,000
21,385,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 11/4/2010	21,385,000

Principal Amount			Value
$36,285,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-3) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.280%, 11/4/2010	36,285,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.290%, 11/4/2010	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.290%, 11/4/2010	22,600,000
12,600,000		Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC), 0.330%, 11/3/2010	12,600,000
8,915,000		Palm Beach County, FL, (Series 2008) Weekly VRDNs (Caron Foundation of Florida, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/4/2010	8,915,000
4,000,000		Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.330%, 11/3/2010	4,000,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.270%, 11/4/2010	10,000,000
8,875,000		Pinellas County, FL Health Facility Authority, (Series 2009A-3) Weekly VRDNs (Baycare Health System)/(Wells Fargo Bank, N.A. LOC), 0.270%, 11/4/2010	8,875,000
122,510,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.310%, 11/1/2010	122,510,000
9,820,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	9,820,000
2,125,000		Venice, FL Health Care Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 11/4/2010	2,125,000
		TOTAL	738,488,877
		Georgia – 3.4%
8,000,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.280%, 11/4/2010	8,000,000
6,810,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	6,810,000
12,700,000	[3,4]	Coweta County, GA Development Authority, Stage Trust (Series 2010-26C), 0.37% TOBs (Piedmont Healthcare, Inc.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Mandatory Tender 4/28/2011	12,700,000
2,960,000		Coweta County, GA Residential Care Facilities for the Elderly, (Series 2005) Weekly VRDNs (Wesley Woods of Newman-Peachtree City, Inc.)/(Branch Banking & Trust Co. LOC), 0.280%, 11/3/2010	2,960,000
29,785,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.290%, 11/4/2010	29,785,000
7,550,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.350%, 11/4/2010	7,550,000
30,285,000		DeKalb Private Hospital Authority, GA, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.270%, 11/3/2010	30,285,000
11,500,000		Fayette County, GA Development Authority, (Series 1999) Weekly VRDNs (Catholic School Properties, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 11/4/2010	11,500,000
2,200,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/4/2010	2,200,000
6,405,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.280%, 11/3/2010	6,405,000
80,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	80,000
4,035,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	4,035,000
4,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	4,000,000
11,150,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.280%, 11/3/2010	11,150,000
4,100,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.350%, 11/4/2010	4,100,000
1,105,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.260%, 11/3/2010	1,105,000
6,455,000		Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.300%, 11/3/2010	6,455,000
20,000,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	20,000,000

Principal Amount			Value
$42,350,000		Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thuringen LIQ), 0.280%, 11/3/2010	42,350,000
4,425,000		Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.280%, 11/3/2010	4,425,000
7,500,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/3/2010	7,500,000
5,700,000		Macon-Bibb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/3/2010	5,700,000
40,850,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.280%, 11/4/2010	40,850,000
5,500,000		Municipal Electric Authority of Georgia, (Series 1985 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.350%, 11/3/2010	5,500,000
14,750,000		Municipal Electric Authority of Georgia, (Series 1994D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 11/3/2010	14,750,000
33,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.300%, 11/3/2010	33,000,000
10,930,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	10,930,000
5,340,000		Valdosta & Lowndes Counties, GA, (Series 1998) Weekly VRDNs (South Georgia Medical Center)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	5,340,000
		TOTAL	339,465,000
		Idaho – 0.5%
13,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Harris, N.A. LOC), 0.280%, 11/4/2010	13,000,000
40,000,000		Idaho State, (Series 2010), 2.00% TANs, 6/30/2011	40,418,175
		TOTAL	53,418,175
		Illinois – 7.6%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.280%, 11/4/2010	12,410,000
30,450,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(Harris, N.A. LOC), 0.300%, 11/4/2010	30,450,000
18,850,000		Chicago, IL Board of Education, (Series 2000B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.400%, 11/4/2010	18,850,000
78,550,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 11/4/2010	78,550,000
7,735,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.280%, 11/4/2010	7,735,000
4,900,000		Chicago, IL Board of Education, (Series A-1) Weekly VRDNs (Harris, N.A. LOC), 0.280%, 11/4/2010	4,900,000
6,230,000	[3,4]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 11/4/2010	6,230,000
5,250,000		Chicago, IL MFH Revenue, (Series 2010) Weekly VRDNs (Oakwood Shores Senior Apartments)/(Bank of America N.A. LOC), 0.310%, 11/4/2010	5,250,000
15,025,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Morgan Stanley Bank LOC), 0.280%, 11/4/2010	15,025,000
12,500,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.290%, 11/3/2010	12,500,000
6,980,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 1.500%, 11/4/2010	6,980,000
10,355,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.330%, 11/4/2010	10,355,000
3,900,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.350%, 11/4/2010	3,900,000
52,500,000		Illinois Development Finance Authority IDB, (Series 1996A) Weekly VRDNs (Presbyterian Home Lake)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 11/3/2010	52,500,000
1,050,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris, N.A. LOC), 0.580%, 11/4/2010	1,050,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 11/3/2010	3,700,000
11,325,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/4/2010	11,325,000
4,220,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2010	4,220,000

Principal Amount			Value
$24,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.350%, 11/4/2010	24,000,000
11,875,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Holy Cross Hospital)/(Bank of America N.A. LOC), 0.300%, 11/4/2010	11,875,000
100,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 11/4/2010	100,425,000
38,195,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 11/3/2010	38,195,000
4,970,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(Harris, N.A. LOC), 0.300%, 11/4/2010	4,970,000
50,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.300%, 11/3/2010	50,000,000
8,305,000		Illinois Finance Authority, (Series 2008E) Weekly VRDNs (Commonwealth Edison Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/3/2010	8,305,000
15,000,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.300%, 11/4/2010	15,000,000
9,885,000	[3,4]	Illinois Finance Authority, (Series 2009-09C-144A), 0.40% TOBs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/16/2011	9,885,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.270%, 11/3/2010	8,000,000
9,500,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2010	9,500,000
31,785,000		Illinois Finance Authority, (Series B) Daily VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/1/2010	31,785,000
24,620,000		Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Bank of America N.A. LIQ), 0.270%, 11/3/2010	24,620,000
2,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 11/4/2010	2,000,000
75,000,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 11/4/2010	75,000,000
34,130,000	[3,4]	Illinois State, MERLOTS (Series 2003-B4) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.270%, 11/3/2010	34,130,000
6,555,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York Mellon LIQ), 0.270%, 11/3/2010	6,555,000
14,680,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.300%, 11/4/2010	14,680,000
9,995,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(Harris, N.A. LOC), 0.300%, 11/4/2010	9,995,000
		TOTAL	764,850,000
		Indiana – 2.5%
4,345,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/4/2010	4,345,000
19,300,000		Indiana Development Finance Authority, (Series 2002) Weekly VRDNs (Indianapolis Museum of Art, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2010	19,300,000
68,100,000		Indiana Health & Educational Facility Financing Authority, (Series 2005A) Weekly VRDNs (Clarian Health Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 11/3/2010	68,100,000
5,100,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/4/2010	5,100,000
7,505,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	7,505,000
17,500,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/4/2010	17,500,000
25,345,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A) Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 0.430%, 11/4/2010	25,345,000
22,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008A) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/4/2010	22,000,000
10,140,000		Indiana State Finance Authority (Health System Bonds), (Series 2008F) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York Mellon LOC), 0.270%, 11/4/2010	10,140,000
20,465,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), Stage Trust Floater Certificates (Series 2009-75C), 0.37% TOBs (Parkview Health System Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/10/2011	20,465,000
5,185,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.300%, 11/4/2010	5,185,000

Principal Amount			Value
$3,590,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.300%, 11/4/2010	3,590,000
15,045,000		Indiana State Finance Authority, (Series 2009B: Marquette Project) Weekly VRDNs (Retirement Living, Inc.)/(Branch Banking & Trust Co. LOC), 0.320%, 11/4/2010	15,045,000
22,775,000		Lawrence, IN Economic Development Revenue Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/4/2010	22,775,000
1,705,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.450%, 11/3/2010	1,705,000
6,265,000		Winona Lake, IN EDRB, (Series 2006) Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 11/4/2010	6,265,000
		TOTAL	254,365,000
		Iowa – 0.5%
13,485,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.310%, 11/4/2010	13,485,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.290%, 11/4/2010	40,000,000
		TOTAL	53,485,000
		Kansas – 0.4%
24,890,000		Topeka, KS, Temporary Notes (Series 2009-B), 2.00% TANs, 11/1/2010	24,890,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.280%, 11/4/2010	10,195,000
		TOTAL	35,085,000
		Kentucky – 0.9%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/4/2010	20,080,000
6,650,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(U.S. Bank, N.A. LIQ), 0.310%, 11/4/2010	6,650,000
5,000,000		Russell, KY Revenue Bonds, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 11/4/2010	5,000,000
57,180,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.280%, 11/4/2010	57,180,000
4,835,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.270%, 11/5/2010	4,835,000
		TOTAL	93,745,000
		Louisiana – 2.0%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.410%, 11/3/2010	25,000,000
5,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.380%, 11/3/2010	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.380%, 11/3/2010	3,350,000
3,000,000		Louisiana PFA, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York Mellon LOC), 0.290%, 11/3/2010	3,000,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.290%, 11/4/2010	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008-06C), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/16/2011	37,830,000
6,235,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.380%, 11/4/2010	6,235,000
35,740,000		St. James Parish, LA, (Series 2008) Weekly VRDNs (NuStar Logistics, LP)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2010	35,740,000
		TOTAL	197,155,000
		Maine – 0.0%
3,385,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	3,385,000
		Maryland – 1.4%
4,950,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.280%, 11/4/2010	4,950,000
9,655,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.350%, 11/3/2010	9,655,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	11,310,000

Principal Amount			Value
$5,775,000		Easton, MD Revenue Bonds, (Series 2008A) Weekly VRDNs (William Hill Manor, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	5,775,000
3,555,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 11/2/2010	3,555,000
200,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.380%, 11/5/2010	200,000
3,780,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	3,780,000
1,875,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	1,875,000
11,300,000		Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.300%, 11/1/2010	11,300,000
3,435,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/4/2010	3,435,000
550,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 11/2/2010	550,000
3,100,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, (MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.500%, 11/4/2010	3,100,000
300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2010	300,000
4,900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 11/3/2010	4,900,000
21,670,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B) Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 11/5/2010	21,670,000
5,100,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Severn School, Inc.)/(PNC Bank, N.A. LOC), 0.270%, 11/4/2010	5,100,000
4,500,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs Series 11594 Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 11/4/2010	4,500,000
3,150,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	3,150,000
10,045,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 11/5/2010	10,045,000
14,200,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.400%, 11/4/2010	14,200,000
1,649,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 11/2/2010	1,649,000
1,230,000		Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.450%, 11/2/2010	1,230,000
2,580,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 11/5/2010	2,580,000
9,680,000		Westminster, MD Educational Facilities, (Series 2000) Weekly VRDNs (Western Maryland College, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 11/4/2010	9,680,000
		TOTAL	138,489,000
		Massachusetts – 2.4%
36,000,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.280%, 11/4/2010	36,000,000
30,000,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.280%, 11/1/2010	30,000,000
48,635,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.290%, 11/4/2010	48,635,000
7,350,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 0.290%, 11/1/2010	7,350,000
15,950,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/23/2011	15,950,000
9,975,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 300) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 0.280%, 11/4/2010	9,975,000
18,970,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.290%, 11/3/2010	18,970,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, MVRENs, 7 Month Window (Series 2010A), 0.370%, 11/4/2010	8,000,000
37,500,000		Massachusetts Development Finance Agency, (Series 2008 C-3) Daily VRDNs (Olin College)/(RBS Citizens Bank N.A. LOC), 0.330%, 11/1/2010	37,500,000

Principal Amount			Value
$24,255,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 11/4/2010	24,255,000
		TOTAL	236,635,000
		Michigan – 5.7%
8,000,000	[3,4]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.300%, 11/4/2010	8,000,000
7,575,000	[3,4]	Detroit, MI City School District, (ROC RR II R-11831) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 11/4/2010	7,575,000
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	15,900,000
15,005,000	[3,4]	Detroit, MI Water Supply System, ROCs Series 11172 Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 11/4/2010	15,005,000
9,420,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	9,420,000
400,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.610%, 11/3/2010	400,000
23,370,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.340%, 11/4/2010	23,370,000
28,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/4/2010	28,000,000
35,360,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.280%, 11/4/2010	35,360,000
20,105,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.360%, 11/4/2010	20,105,000
15,190,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.270%, 11/4/2010	15,190,000
5,000,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	5,047,447
22,000,000		Michigan Finance Authority, (Series D-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/22/2011	22,282,689
6,440,000		Michigan Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	6,440,000
700,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 11/4/2010	700,000
2,000,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.290%, 11/4/2010	2,000,000
3,355,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	3,355,000
10,000,000		Michigan State Building Authority, (Series 6), 0.32% CP (State Street Bank and Trust Co. and U.S. Bank, N.A. LOCs), Mandatory Tender 11/18/2010	10,000,000
10,000,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.370%, 11/4/2010	10,000,000
10,500,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.370%, 11/4/2010	10,500,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.370%, 11/4/2010	7,100,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.380%, 11/3/2010	6,000,000
745,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.310%, 11/1/2010	745,000
1,115,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/3/2010	1,115,000
225,000		Michigan State Hospital Finance Authority, (Series 2008B) Weekly VRDNs (McLaren Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/3/2010	225,000
10,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/3/2010	10,000,000
6,800,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/4/2010	6,800,000
1,000,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.290%, 11/4/2010	1,000,000
6,355,000		Michigan State Strategic Fund, (Series 2001B) Daily VRDNs (Detroit Symphony Orchestra)/(Bank of America N.A. LOC), 0.280%, 11/1/2010	6,355,000
2,345,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.300%, 11/4/2010	2,345,000

Principal Amount			Value
$15,995,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.340%, 11/4/2010	15,995,000
5,800,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.290%, 11/4/2010	5,800,000
162,000,000		Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	164,293,920
19,300,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.280%, 11/3/2010	19,300,000
5,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.270%, 11/4/2010	5,000,000
31,045,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/4/2010	31,045,000
5,135,000	[3,4]	Parchment, MI School District, PUTTERs (Series 2836) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 11/4/2010	5,135,000
3,345,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2010	3,345,000
30,200,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 11/4/2010	30,200,000
		TOTAL	570,449,056
		Minnesota – 1.5%
1,000,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.550%, 11/4/2010	1,000,000
2,100,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.310%, 11/1/2010	2,100,000
5,075,000		Minneapolis, MN, (Series 1999) Weekly VRDNs (Dexia Credit Local LIQ), 0.320%, 11/4/2010	5,075,000
5,200,000		Minneapolis, MN, Convention Center Bonds (Series 2000) Daily VRDNs (Dexia Credit Local LIQ), 0.320%, 11/4/2010	5,200,000
17,500,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.280%, 11/4/2010	17,500,000
6,345,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.270%, 11/4/2010	6,345,000
13,480,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.280%, 11/3/2010	13,480,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(U.S. Bank, N.A. LOC), 0.280%, 11/4/2010	4,100,000
23,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2010), 2.00% TANs (GTD by Minnesota State), 9/1/2011	23,314,927
2,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.300%, 11/4/2010	2,560,000
1,000,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.290%, 11/5/2010	1,000,000
5,085,000		Robbinsdale, MN, (Series 2008A-1) Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 0.270%, 11/4/2010	5,085,000
13,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 11/4/2010	13,000,000
2,565,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/4/2010	2,565,000
5,000,000		St. Cloud, MN ISD No. 742, 1.50% TANs (GTD by Minnesota State), 8/19/2011	5,039,664
41,750,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/4/2010	41,750,000
		TOTAL	149,114,591
		Mississippi – 0.2%
7,115,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/4/2010	7,115,000
12,390,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	12,390,000
		TOTAL	19,505,000
		Missouri – 0.6%
13,175,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America N.A. LOC), 0.280%, 11/3/2010	13,175,000
19,000,000		Missouri State HEFA, (Series 2008A) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.290%, 11/3/2010	19,000,000
8,500,000		Missouri State HEFA, (Series 2008B) Weekly VRDNs (Saint Luke's Health System)/(Bank of America N.A. LOC), 0.290%, 11/3/2010	8,500,000
22,000,000		St. Louis, MO, (Series 2010), 2.00% RANs, 6/1/2011	22,183,945
		TOTAL	62,858,945

Principal Amount			Value
		Multi-State – 0.1%
$9,230,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) Series 2009-76 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.330%, 11/4/2010	9,230,000
		Nebraska – 0.8%
74,745,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.280%, 11/4/2010	74,745,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.350%, 11/4/2010	10,000,000
		TOTAL	84,745,000
		Nevada – 1.2%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 11/3/2010	6,500,000
26,700,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 11/3/2010	26,700,000
59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 11/3/2010	59,850,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.280%, 11/4/2010	28,500,000
		TOTAL	121,550,000
		New Hampshire – 0.3%
26,260,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.350%, 11/1/2010	26,260,000
		New Jersey – 3.5%
33,321,000		Cherry Hill, NJ, (Series 2010), 1.00% BANs, 10/18/2011	33,502,540
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.280%, 11/4/2010	21,000,000
610,000		New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and Rehabilitation (Series 2008B) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC), 0.290%, 11/3/2010	610,000
4,700,000		New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and Rehabilitation Center (Series 2008A) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC), 0.290%, 11/3/2010	4,700,000
22,090,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.400%, 11/3/2010	22,090,000
26,845,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 11/4/2010	26,845,000
28,500,000	[3,4]	New Jersey State, PUTTERs (Series 3808) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.280%, 11/1/2010	28,500,000
85,000,000	[3,4]	New Jersey State, PUTTERs (Series 3810), 0.30% TOBs (J.P. Morgan Chase & Co. LIQ), Mandatory Tender 11/2/2010	85,000,000
42,920,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.290%, 11/4/2010	42,920,000
50,000,000		Union County, NJ, 1.25% BANs, 7/1/2011	50,263,880
32,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	32,109,352
8,000,000		Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	8,052,495
		TOTAL	355,593,267
		New Mexico – 1.2%
5,983,000		Albuquerque, NM Airport, (Series B), 0.28% CP (Bank of New York Mellon LOC), Mandatory Tender 11/3/2010	5,983,000
117,000,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.280%, 11/4/2010	117,000,000
		TOTAL	122,983,000
		New York – 8.0%
16,057,515		Amherst, NY, 1.50% BANs, 11/16/2010	16,064,079
12,370,000		East Ramapo, NY CSD, 1.00% BANs, 6/17/2011	12,409,981
12,350,000	[3,4]	Erie County, NY IDA, (PUTTERs Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 11/4/2010	12,350,000
18,000,000		Islip, NY Union Free School District, 1.25% TANs, 6/24/2011	18,092,304
20,900,000		Liverpool, NY CSD, (Series 2010A), 1.00% BANs, 6/17/2011	20,971,478
31,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.300%, 11/3/2010	31,750,000

Principal Amount			Value
$38,670,000		Long Island Power Authority, NY, (Series 2003H) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.290%, 11/3/2010	38,670,000
15,100,000		Metropolitan Transportation Authority, NY, (Series 2008A) Weekly VRDNs (MTA Dedicated Tax Fund)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 11/4/2010	15,100,000
32,420,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.350%, 11/3/2010	32,420,000
16,300,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-2) Daily VRDNs (Dexia Credit Local LIQ), 0.280%, 11/1/2010	16,300,000
9,640,000		New York City, NY Municipal Water Finance Authority, (Subordinate Revenue Bonds) (Fiscal 2008 Series BB-2) Weekly VRDNs (Bank of America N.A. LIQ), 0.280%, 11/4/2010	9,640,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs RR II -12292 Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 11/4/2010	17,325,000
15,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/3/2010	15,000,000
55,100,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.280%, 11/3/2010	55,100,000
33,100,000		New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 0.280%, 11/3/2010	33,100,000
15,600,000		New York City, NY, (Fiscal 2004 Series A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.270%, 11/3/2010	15,600,000
8,500,000		New York City, NY, (Series 2008J-8) Daily VRDNs (Landesbank Baden-Wurttemberg LOC), 0.280%, 11/1/2010	8,500,000
194,000,000		New York Liberty Development Corporation, (Series 2009A-2), 0.32% TOBs (World Trade Center), Mandatory Tender 3/1/2011	194,000,000
35,300,000		New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.280%, 11/3/2010	35,300,000
12,500,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.280%, 11/3/2010	12,500,000
23,885,000		New York State Local Government Assistance Corp., (Subordinate Series 2008B-7V) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/3/2010	23,885,000
16,400,000		New York, NY City Housing Development Corp., Bruckner by the Bridge (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.280%, 11/3/2010	16,400,000
11,800,000		Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	11,846,454
44,963,000		Rochester, NY, (Series II-2010), 1.25% BANs, 8/19/2011	45,266,382
50,665,000		Triborough Bridge & Tunnel Authority, NY, 2.00% BANs, 11/15/2010	50,694,584
15,695,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2003B) Weekly VRDNs (Dexia Credit Local LIQ), 0.300%, 11/3/2010	15,695,000
9,035,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.250%, 11/4/2010	9,035,000
20,000,000		West Islip, NY Unified Free School District, 1.25% TANs, 6/30/2011	20,098,695
		TOTAL	803,113,957
		North Carolina – 1.6%
12,405,000		Charlotte, NC, 0.42% CP (Bank of America N.A. LIQ), Mandatory Tender 2/2/2011	12,405,000
19,660,000		Mecklenburg County, NC, MVRENs, 7 Month Windows (Series 2009D), 0.380%, 11/4/2010	19,660,000
9,825,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.290%, 11/3/2010	9,825,000
9,495,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.400%, 11/3/2010	9,495,000
5,000,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	5,000,000
4,905,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	4,905,000
6,100,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	6,100,000
7,500,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.370%, 11/4/2010	7,500,000
14,400,000		North Carolina Medical Care Commission, (Series 2003A) Weekly VRDNs (CaroMont Health)/(Bank of America N.A. LOC), 0.280%, 11/3/2010	14,400,000
24,880,000		North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.330%, 11/1/2010	24,880,000

Principal Amount		Value
$13,135,000	North Carolina Medical Care Commission, (Series 2008B-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.260%, 11/3/2010	13,135,000
16,400,000	North Carolina Medical Care Commission, (Series 2008D) Daily VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.290%, 11/1/2010	16,400,000
4,595,000	North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	4,595,000
10,355,000	North Carolina State, Public Improvement Bonds (Series 2002E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.270%, 11/3/2010	10,355,000
	TOTAL	158,655,000
	Ohio – 4.2%
3,125,000	Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.300%, 11/4/2010	3,125,000
7,000,000	Akron, OH, 1.25% BANs, 12/9/2010	7,004,690
15,400,000	Allen County, OH, (Series 2010D) Weekly VRDNs (Catholic Healthcare Partners)/(J.P. Morgan Chase & Co. LOC), 0.280%, 11/3/2010	15,400,000
3,650,000	Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.280%, 11/4/2010	3,650,000
6,725,000	Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of America N.A. LOC), 0.270%, 11/4/2010	6,725,000
9,175,000	Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	9,175,000
8,000,000	Columbus, OH City School District, 1.50% BANs, 12/2/2010	8,007,100
11,205,000	Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.270%, 11/4/2010	11,205,000
21,830,000	Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	21,830,000
1,705,000	Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/4/2010	1,705,000
7,885,000	Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.300%, 11/4/2010	7,885,000
25,755,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.380%, 11/1/2010	25,755,000
5,463,000	Green City, OH, 1.50% BANs, 7/7/2011	5,496,201
4,870,000	Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.290%, 11/4/2010	4,870,000
4,615,000	Hamilton County, OH Hospital Facilities Authority, (Series 2007N) Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/4/2010	4,615,000
11,435,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.300%, 11/4/2010	11,435,000
10,000,000	Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.400%, 11/4/2010	10,000,000
15,050,000	Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	15,050,000
34,035,000	Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.280%, 11/4/2010	34,035,000
2,190,000	Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	2,190,000
7,400,000	Lucas County, OH IDA Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.380%, 11/4/2010	7,400,000
9,305,000	Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/4/2010	9,305,000
9,410,000	Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 0.350%, 11/4/2010	9,410,000
10,000,000	Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 11/3/2010	10,000,000
40,000,000	Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 11/3/2010	40,000,000
30,000,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 11/1/2010	30,000,000
8,800,000	New Albany, OH Community Authority, (Series C) Weekly VRDNs (Key Bank, N.A. LOC), 0.520%, 11/4/2010	8,800,000
4,700,000	Ohio State Higher Educational Facility Commission Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.900%, 11/4/2010	4,700,000
10,700,000	Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 11/4/2010	10,700,000
12,085,000	Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.310%, 11/4/2010	12,085,000

Principal Amount		Value
$3,925,000	Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.310%, 11/4/2010	3,925,000
8,315,000	Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(Bank of America N.A. LOC), 0.280%, 11/4/2010	8,315,000
14,085,000	Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.380%, 11/4/2010	14,085,000
5,700,000	Ross County, OH Weekly VRDNs (Adena Health System)/(PNC Bank, N.A. LOC), 0.280%, 11/4/2010	5,700,000
4,725,000	Seneca County, OH Health Care Facilities, Refunding Revenue and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 11/4/2010	4,725,000
4,740,000	Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.350%, 11/4/2010	4,740,000
665,000	University of Cincinnati, OH, (Series 2008B) Weekly VRDNs (Bayerische Landesbank LOC), 0.410%, 11/4/2010	665,000
2,610,000	University of Cincinnati, OH, (Series 2010D), 1.25% BANs, 12/16/2010	2,612,484
4,200,000	Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.460%, 11/4/2010	4,200,000
20,000,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 11/5/2010	20,000,000
5,850,000	Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 11/4/2010	5,850,000
	TOTAL	426,375,475
	Oklahoma – 0.1%
7,545,000	Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.500%, 11/4/2010	7,545,000
	Oregon – 0.3%
34,800,000	Oregon State, Veteran's Welfare Bonds (Series 73H) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.280%, 11/3/2010	34,800,000
	Pennsylvania – 9.0%
14,215,000	Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.340%, 11/4/2010	14,215,000
10,000,000	Allegheny County, PA IDA Health & Housing Facilities, (Series 2008B) Daily VRDNs (Longwood at Oakmont, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.330%, 11/1/2010	10,000,000
4,240,000	Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.270%, 11/4/2010	4,240,000
15,385,000	Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.350%, 11/4/2010	15,385,000
600,000	Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wells Fargo Bank, N.A. LOC), 0.300%, 11/1/2010	600,000
10,000,000	Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.270%, 11/3/2010	10,000,000
9,725,000	Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.280%, 11/4/2010	9,725,000
3,900,000	Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.280%, 11/4/2010	3,900,000
11,100,000	Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.430%, 11/4/2010	11,100,000
4,800,000	Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.400%, 11/3/2010	4,800,000
12,640,000	Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.330%, 11/4/2010	12,640,000
2,500,000	Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.330%, 11/4/2010	2,500,000
3,090,000	Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.230%, 11/4/2010	3,090,000
4,120,000	Butler County, PA General Authority, (Series 2008) Weekly VRDNs (Scranton, PA School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.300%, 11/4/2010	4,120,000
3,000,000	Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.280%, 11/3/2010	3,000,000
1,500,000	Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.280%, 11/4/2010	1,500,000
7,900,000	Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.270%, 11/4/2010	7,900,000
4,000,000	Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 0.320%, 11/4/2010	4,000,000
7,845,000	Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 11/4/2010	7,845,000

Principal Amount			Value
$6,805,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(BNP Paribas SA LIQ), 0.310%, 11/4/2010	6,805,000
3,290,000		Dallastown Area School District, PA, (Series 2010) VRNs, 1.527%, 1/1/2011	3,295,325
5,745,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.270%, 11/4/2010	5,745,000
47,500,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.290%, 11/3/2010	47,500,000
37,300,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 11/3/2010	37,300,000
27,995,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 11/4/2010	27,995,000
11,000,000		Erie, PA Water Authority, (Series 2006A), 2.50% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2011	11,104,716
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.280%, 11/4/2010	4,000,000
7,500,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.680%, 11/4/2010	7,500,000
8,840,000		Lancaster County, PA Hospital Authority, (Series of 2008) Daily VRDNs (Lancaster General Hospital)/(Bank of America N.A. LOC), 0.330%, 11/1/2010	8,840,000
50,800,000		Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.290%, 11/4/2010	50,800,000
11,010,000	[3,4]	Montgomery County, PA Higher Education & Health Authority Hospital, Stage Trust (Series 2009-76C), 0.40% TOBs (Abington Memorial Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/24/2011	11,010,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 11/4/2010	8,650,000
10,305,000		Moon, PA IDA, Providence Point (Series 2007) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.270%, 11/4/2010	10,305,000
5,365,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.270%, 11/4/2010	5,365,000
1,000,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.520%, 11/3/2010	1,000,000
200,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.350%, 11/4/2010	200,000
20,180,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C), 0.45% TOBs (Aqua Pennsylvania, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/18/2010	20,180,000
4,000,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(Bank of America N.A. LOC), 0.270%, 11/4/2010	4,000,000
11,335,000		Pennsylvania HFA, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.290%, 11/3/2010	11,335,000
13,460,000		Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.290%, 11/3/2010	13,460,000
9,145,000		Pennsylvania HFA, (Series 2008C: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.290%, 11/3/2010	9,145,000
32,635,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted) Weekly VRDNs (Bank of America N.A. LIQ), 0.290%, 11/3/2010	32,635,000
4,000,000		Pennsylvania State Higher Education Facilities Authority, (2008 Series A) Weekly VRDNs (University of Pennsylvania Health System)/(Bank of America N.A. LOC), 0.270%, 11/3/2010	4,000,000
5,030,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/4/2010	5,030,000
11,860,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thuringen LOC), 0.260%, 11/4/2010	11,860,000
2,930,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.280%, 11/4/2010	2,930,000
3,050,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas Jefferson University)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/4/2010	3,050,000
7,000,000		Pennsylvania State Higher Education Facilities Authority, (Series A of 2008) Weekly VRDNs (St. Joseph's University)/(TD Bank, N.A. LOC), 0.250%, 11/3/2010	7,000,000
2,800,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 11/4/2010	2,800,000
9,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 11/4/2010	9,500,000
10,665,000	[3,4]	Pennsylvania State Public School Building Authority, DCL Floater Certificates (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 11/4/2010	10,665,000
7,710,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.400%, 11/1/2010	7,710,000
20,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.330%, 11/4/2010	20,000,000
3,900,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.270%, 11/4/2010	3,900,000

Principal Amount			Value
$35,000,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	35,298,354
127,070,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.270%, 11/4/2010	127,070,000
34,305,000		Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 11/4/2010	34,305,000
31,445,000		Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/4/2010	31,445,000
71,225,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.280%, 11/4/2010	71,225,000
3,890,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.280%, 11/4/2010	3,890,000
8,400,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 11/5/2010	8,400,000
14,200,000		Southcentral PA, General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 11/3/2010	14,200,000
12,040,000		Union County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.270%, 11/4/2010	12,040,000
6,000,000		Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.290%, 11/4/2010	6,000,000
		TOTAL	901,048,395
		Rhode Island – 0.5%
50,000,000		Rhode Island State and Providence Plantations, (Fiscal Year 2011 #R-1), 2.00% TANs, 6/30/2011	50,492,299
		South Carolina – 1.4%
53,695,000		Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.290%, 11/4/2010	53,695,000
4,500,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.350%, 11/4/2010	4,500,000
7,000,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 11/3/2010	7,000,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/4/2010	9,110,000
5,170,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	5,170,000
44,925,000		South Carolina Jobs-EDA, (Series 2008A) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 11/3/2010	44,925,000
4,500,000		South Carolina Jobs-EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(Citibank NA, New York LOC), 0.270%, 11/3/2010	4,500,000
9,000,000		Spartanburg County, SC Health Services District, Inc., (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.290%, 11/3/2010	9,000,000
		TOTAL	137,900,000
		Tennessee – 1.0%
5,675,000		Blount County, TN Public Building Authority, (Series E-10-A) Weekly VRDNs (Greenville, TN)/(Branch Banking & Trust Co. LOC), 0.300%, 11/3/2010	5,675,000
9,350,000		Blount County, TN Public Building Authority, (Series E-5-B) Weekly VRDNs (Alcoa, TN)/(Branch Banking & Trust Co. LOC), 0.300%, 11/3/2010	9,350,000
5,430,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.300%, 11/3/2010	5,430,000
3,030,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.300%, 11/3/2010	3,030,000
6,615,000		Bristol, TN Health and Educational Facilities Board Weekly VRDNs (King College, Inc.)/(Bank of America N.A. LOC), 0.500%, 11/4/2010	6,615,000
5,500,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 0.420%, 11/4/2010	5,500,000
11,315,000	[3,4]	Chattanooga, TN IDB, PUTTERs (Series 2055) Weekly VRDNs (Southside Redevelopment Corp.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 11/4/2010	11,315,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wurttemberg LOC), 0.290%, 11/3/2010	4,300,000
8,000,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008B) Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wurttemberg LOC), 0.310%, 11/3/2010	8,000,000
25,750,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), (Series 2001B-1), 0.370%, 11/4/2010	25,750,000

Principal Amount			Value
$4,865,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	4,865,000
3,760,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.380%, 11/3/2010	3,760,000
7,225,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.280%, 11/4/2010	7,225,000
		TOTAL	100,815,000
		Texas – 8.2%
12,185,000		Alamo Heights, TX Higher Education Facilities Corp., (Series 1999-A) Weekly VRDNs (University of the Incarnate Word)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 11/4/2010	12,185,000
9,680,000	[3,4]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 122) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.330%, 11/3/2010	9,680,000
25,325,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(GTD by Landesbank Baden-Wurttemberg LIQ), 0.330%, 11/4/2010	25,325,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.280%, 11/4/2010	3,500,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.330%, 11/4/2010	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.310%, 11/4/2010	24,150,000
8,430,000		Crawford, TX Education Facilities Corp., (Series 2004A) Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 0.560%, 11/4/2010	8,430,000
4,465,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 11/4/2010	4,465,000
11,285,000		El Paso, TX HFDC, (Series 2007) Weekly VRDNs (Bienvivir Senior Health Services)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/4/2010	11,285,000
10,370,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	10,370,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.33% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/3/2011	28,000,000
25,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.38% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 3/3/2011	25,000,000
7,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008D-1) Weekly VRDNs (Memorial Hermann Healthcare System)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/4/2010	7,500,000
6,310,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/4/2010	6,310,000
13,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.300%, 11/4/2010	13,000,000
11,750,000		Houston, TX Combined Utility System, (Series 2004B-4) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/4/2010	11,750,000
9,710,000		Houston, TX Higher Education Finance Corp., (Series 2000A) Weekly VRDNs (Houston Student Housing LLC)/(Wells Fargo Bank, N.A. LOC), 0.560%, 11/4/2010	9,710,000
4,660,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 1.050%, 11/1/2010	4,660,000
10,000,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/4/2010	10,000,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs RR II R-12266 Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.290%, 11/4/2010	5,130,000
18,965,000	[3,4]	Longview, TX ISD, (STAGE Series 2008-45C), 0.40% TOBs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/16/2011	18,965,000
50,000,000		Lower Colorado River Authority, TX, (Series A), 0.30% CP, Mandatory Tender 11/18/2010	50,000,000
26,505,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.290%, 11/4/2010	26,505,000
82,770,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2007) Weekly VRDNs (Valley Baptist Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/3/2010	82,770,000
8,685,000	[3,4]	Texas State Transportation Commission, EAGLES (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.280%, 11/4/2010	8,685,000
300,000,000		Texas State, 2.00% TRANs, 8/31/2011	304,087,389
80,000,000	[3,4]	Texas State, PUTTERs (Series 3812) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 11/1/2010	80,000,000
10,400,000	[3,4]	Texas Water Development Board, (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.270%, 11/3/2010	10,400,000
		TOTAL	824,862,389

Principal Amount			Value
		Utah – 0.8%
$1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.270%, 11/3/2010	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.270%, 11/3/2010	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.280%, 11/3/2010	22,350,000
47,500,000	[3,4]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 0.280%, 11/4/2010	47,500,000
		TOTAL	81,715,000
		Vermont – 0.1%
9,555,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.350%, 11/4/2010	9,555,000
		Virginia – 1.1%
5,000,000		Chesapeake Bay Bridge & Tunnel District, VA, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	5,000,000
11,073,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.350%, 11/4/2010	11,073,000
2,865,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 1.100%, 11/4/2010	2,865,000
11,850,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	11,850,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	9,375,000
19,945,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	19,945,000
15,020,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.430%, 11/4/2010	15,020,000
9,250,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.400%, 11/4/2010	9,250,000
5,915,000		Norfolk, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Citibank NA, New York LOC), 0.270%, 11/3/2010	5,915,000
20,105,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.300%, 11/4/2010	20,105,000
		TOTAL	110,398,000
		Washington – 0.3%
4,000,000	[3,4]	Grant County, WA Public Utilities District NO. 2: Wanapum Hydroelectric Development, Solar Eclipse (Series 2007-0096) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 11/1/2010	4,000,000
3,385,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 11/4/2010	3,385,000
17,100,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.300%, 11/4/2010	17,100,000
5,895,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.350%, 11/4/2010	5,895,000
		TOTAL	30,380,000
		Wisconsin – 4.4%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT)/(Series 2009-6) Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.330%, 11/4/2010	22,000,000
12,900,000		Oconomowoc, WI Area School District, 1.25% TRANs, 8/25/2011	12,988,836
6,950,000		Oshkosh, WI School District, 1.50% TRANs, 9/22/2011	7,011,499
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 11/4/2010	3,935,000
13,300,000		Wisconsin Health & Educational Facilities Authority, (Series 1998 B) Weekly VRDNs (Aspirus Wausau Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/3/2010	13,300,000
6,005,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2010	6,005,000
10,000,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (Indian Community School of Milwaukee, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2010	10,000,000
25,000,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Aurora Health Care, Inc.)/(Bank of Montreal LOC), 0.270%, 11/3/2010	25,000,000
16,935,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/4/2010	16,935,000
51,000,000		Wisconsin State HEFA, (Series 2007B-1) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(Harris, N.A. LIQ), 0.290%, 11/4/2010	51,000,000
10,400,000		Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Agnesian Healthcare, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 11/4/2010	10,400,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.290%, 11/4/2010	3,770,000
4,890,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.290%, 11/4/2010	4,890,000

Principal Amount		Value
$4,040,000	Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/4/2010	4,040,000
39,400,000	Wisconsin State HEFA, (Series B-2) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 11/4/2010	39,400,000
212,500,000	Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	214,458,235
	TOTAL	445,133,570
	Wyoming – 0.1%
8,840,000	Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.400%, 11/4/2010	8,840,000
3,760,000	Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.270%, 11/3/2010	3,760,000
	TOTAL	12,600,000
	TOTAL MUNICIPAL INVESTMENTS — 102.3% (AT AMORTIZED COST)[5]	10,302,156,073
	OTHER ASSETS AND LIABILITIES - NET — (2.3)%[6]	(233,316,723)
	TOTAL NET ASSETS — 100%	$10,068,839,350

At October 31, 2010, the Fund held no securities that are subject to the federal alternative minimum tax.

1	The Fund primarily invests in securities rated in the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At October 31,2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2010, these restricted securities amounted to $1,397,465,000, which represented 13.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2010, these liquid restricted securities amounted to $1,397,465,000, which represented 13.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
COP	— Certificate of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
INS	— Insured
ISD	— Independent School District
LIQs	— Liquidity Agreements
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
PFA	— Public Facility Authority
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

Federated Treasury Obligations Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 84.1%
$430,000,000		Interest in $650,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which Bank of Montreal will repurchase securities provided as collateral for $650,011,917 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $663,012,237.	430,000,000
3,557,985,000		Interest in $15,675,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $15,675,287,375 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $15,988,793,128.	3,557,985,000
4,000,000,000		Interest in $5,088,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,088,093,280 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2020 and the market value of those underlying securities was $5,189,855,247.	4,000,000,000
370,000,000		Interest in $500,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Citibank, N.A. will repurchase a security provided as collateral for $500,009,583 on 11/1/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2011 and the market value of that underlying security was $510,009,816.	370,000,000
2,900,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $3,000,055,000 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $3,060,056,184.	2,900,000,000
50,000,000		Repurchase agreement 0.21%, dated 10/29/2010 under which CS First Boston Corp. will repurchase a security provided as collateral for $50,000,875 on 11/1/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 6/30/2013 and the market value of that underlying security was $51,000,778.	50,000,000
659,000,000	[1]	Interest in $750,000,000 joint repurchase agreement 0.21%, dated 10/7/2010 under which CS First Boston Corp. will repurchase securities provided as collateral for $750,140,000 on 11/8/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 12/31/2016 and the market value of those underlying securities was $765,101,656.	659,000,000
188,000,000		Repurchase agreement 0.12%, dated 10/29/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $188,001,880 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 9/30/2017 and the market value of those underlying securities was $191,761,973.	188,000,000
802,000,000	[1]	Interest in $900,000,000 joint repurchase agreement 0.20%, dated 10/27/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $900,450,000 on 1/25/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $918,025,522.	802,000,000
897,500,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.21%, dated 10/19/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,530,833 on 1/18/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2025 and the market value of those underlying securities was $1,020,077,460.	897,500,000
100,000,000		Interest in $300,000,000 joint repurchase agreement 0.21%, dated 10/29/2010 under which J.P. Morgan Securities, Inc. will repurchase a security provided as collateral for $300,005,250 on 11/1/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 5/31/2011 and the market value of that underlying security was $306,000,062.	100,000,000
122,527,000		Repurchase agreement 0.21%, dated 10/29/2010 under which J.P. Morgan Securities, Inc. will repurchase a security provided as collateral for $122,529,144 on 11/1/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 3/31/2015 and the market value of that underlying security was $124,981,388.	122,527,000
950,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $1,250,022,917 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $1,275,023,418.	950,000,000
		TOTAL REPURCHASE AGREEMENTS	15,027,012,000
		U.S. Treasury – 14.8%
610,000,000		United States Treasury Notes, 0.875% - 4.750%, 3/31/2011	612,648,960
756,000,000		United States Treasury Notes, 0.875% - 4.875%, 4/30/2011	760,071,691
310,000,000		United States Treasury Notes, 0.875%, 12/31/2010	310,308,076
387,000,000		United States Treasury Notes, 0.875%, 2/28/2011	387,762,318
380,000,000		United States Treasury Notes, 1.125% - 5.125%, 6/30/2011	386,557,231
1

Principal Amount		Value
$192,500,000	United States Treasury Notes, 4.375%, 12/15/2010	193,402,516
	TOTAL U.S. TREASURY	2,650,750,792
	TOTAL INVESTMENTS — 98.9% (AT AMORTIZED COST)[2]	17,677,762,792
	OTHER ASSETS AND LIABILITIES - NET — 1.1%[3]	195,336,737
	TOTAL NET ASSETS — 100%	$17,873,099,529
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

2

Federated Trust for U.S. Treasury Obligations

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 81.6%
$10,000,000		Interest in $650,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which Bank of Montreal will repurchase securities provided as collateral for $650,011,917 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $663,012,237.	10,000,000
5,168,000		Interest in $15,675,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $15,675,287,375 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $15,988,793,128.	5,168,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Citibank, N.A. will repurchase a security provided as collateral for $500,009,583 on 11/1/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2011 and the market value of that underlying security was $510,009,816.	10,000,000
6,000,000	[1]	Interest in $750,000,000 joint repurchase agreement 0.21%, dated 10/7/2010 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $750,140,000 on 11/8/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 12/31/2016 and the market value of those underlying securities was $765,101,656.	6,000,000
4,000,000	[1]	Interest in $900,000,000 joint repurchase agreement 0.20%, dated 10/27/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $900,450,000 on 1/25/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $918,025,522.	4,000,000
9,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.21%, dated 10/19/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,530,833 on 1/18/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2025 and the market value of those underlying securities was $1,020,077,460.	9,000,000
10,000,000		Interest in $300,000,000 joint repurchase agreement 0.21%, dated 10/29/2010 under which J.P. Morgan Securities, Inc. will repurchase a security provided as collateral for $300,005,250 on 11/1/2010. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 5/31/2011 and the market value of that underlying security was $306,000,062.	10,000,000
40,000,000		Interest in $150,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $150,002,750 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $153,000,093.	40,000,000
40,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.22%, dated 10/29/2010 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $1,250,022,917 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $1,275,023,418.	40,000,000
		TOTAL REPURCHASE AGREEMENTS	134,168,000
		U.S. Treasury – 17.1%
6,500,000		United States Treasury Notes, 0.875% - 4.750%, 3/31/2011	6,547,308
7,750,000		United States Treasury Notes, 0.875% - 4.875%, 4/30/2011	7,789,137
4,000,000		United States Treasury Notes, 0.875%, 12/31/2010	4,003,975
4,500,000		United States Treasury Notes, 0.875%, 2/28/2011	4,508,864
3,000,000		United States Treasury Notes, 1.125% - 5.125%, 6/30/2011	3,067,897
2,250,000		United States Treasury Notes, 4.375%, 12/15/2010	2,260,549
		TOTAL U.S. TREASURY	28,177,730
		TOTAL INVESTMENTS — 98.7% (AT AMORTIZED COST)[2]	162,345,730
		OTHER ASSETS AND LIABILITIES - NET — 1.3%[3]	2,177,844
		TOTAL NET ASSETS — 100%	$164,523,574
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

1

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

2

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	December 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	December 20, 2010

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